AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 80.3%
Affiliated Mutual Funds — 11.7%
AST ClearBridge Dividend Growth Portfolio*	11,512,905	$331,226,267
AST Emerging Markets Equity Portfolio*	2,679,742	25,671,928
AST High Yield Portfolio*	2,557,728	30,360,231
AST Jennison Large-Cap Growth Portfolio*	2,095,779	130,168,837
AST Large-Cap Value Portfolio*	6,107,257	276,719,814
AST MFS Growth Portfolio*	3,131,825	147,133,133
AST Small-Cap Growth Opportunities Portfolio*	3,490,836	95,683,809
AST Small-Cap Growth Portfolio*	1,397,870	102,855,284
AST Small-Cap Value Portfolio*	5,931,532	220,356,429
AST T. Rowe Price Large-Cap Growth Portfolio*	1,911,428	127,855,438
AST T. Rowe Price Natural Resources Portfolio*	4,665,857	137,409,481
AST Western Asset Emerging Markets Debt Portfolio*	1,585,082	18,497,907

Total Affiliated Mutual Funds (cost $1,336,841,063)(wd)		1,643,938,558
Common Stocks — 49.3%
Aerospace & Defense — 0.7%
Airbus SE (France)*	60,640	7,331,995
Boeing Co. (The)*	17,500	3,351,250
Curtiss-Wright Corp.	20,900	3,138,344
Dassault Aviation SA (France)	3,500	554,183
General Dynamics Corp.	54,743	13,202,917
Howmet Aerospace, Inc.	12,400	445,656
Huntington Ingalls Industries, Inc.	1,300	259,272
L3Harris Technologies, Inc.	19,400	4,820,318
Lockheed Martin Corp.	18,600	8,210,040
Northrop Grumman Corp.	34,966	15,637,495
Raytheon Technologies Corp.	351,793	34,852,133
Textron, Inc.	7,100	528,098
TransDigm Group, Inc.*	11,880	7,740,295
		100,071,996
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	4,100	441,611
Deutsche Post AG (Germany)	214,903	10,269,612
DSV A/S (Denmark)	37,133	7,155,592
Expeditors International of Washington, Inc.	5,400	557,064
FedEx Corp.	49,900	11,546,361
United Parcel Service, Inc. (Class B Stock)	127,040	27,244,999
Yamato Holdings Co. Ltd. (Japan)	87,100	1,631,249
		58,846,488
Airlines — 0.0%
Alaska Air Group, Inc.*	4,200	243,642
American Airlines Group, Inc.*(a)	21,600	394,200
Copa Holdings SA (Panama) (Class A Stock)*	11,500	961,860
Delta Air Lines, Inc.*	51,035	2,019,455
	Shares	Value

Common Stocks (continued)
Airlines (cont’d.)
Southwest Airlines Co.*(a)	19,200	$879,360
United Airlines Holdings, Inc.*(a)	10,400	482,144
		4,980,661
Auto Components — 0.1%
Aisin Corp. (Japan)	46,200	1,579,902
Aptiv PLC*	27,734	3,320,037
BorgWarner, Inc.(a)	8,000	311,200
Bridgestone Corp. (Japan)	39,800	1,540,067
Cie Generale des Etablissements Michelin SCA (France)	71,646	9,701,500
Magna International, Inc. (Canada)	4,377	281,485
Stanley Electric Co. Ltd. (Japan)	51,600	974,528
		17,708,719
Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	90,336	7,784,322
BYD Co. Ltd. (China) (Class H Stock)	23,000	641,663
Ferrari NV (Italy)	33,377	7,234,825
Ford Motor Co.	605,400	10,237,314
General Motors Co.*	95,429	4,174,065
Hero MotoCorp Ltd. (India)	10,220	308,632
Kia Corp. (South Korea)	9,162	554,592
Mahindra & Mahindra Ltd. (India)	64,965	689,635
Maruti Suzuki India Ltd. (India)	3,421	340,078
Mercedes-Benz Group AG (Germany)	69,898	4,893,678
Suzuki Motor Corp. (Japan)	30,600	1,047,645
Tesla, Inc.*	100,645	108,455,052
Toyota Motor Corp. (Japan)	444,000	8,022,728
Volkswagen AG (Germany)	2,597	642,119
Yamaha Motor Co. Ltd. (Japan)	25,200	565,486
		155,591,834
Banks — 2.5%
Absa Group Ltd. (South Africa)	57,946	751,159
Australia & New Zealand Banking Group Ltd. (Australia)	451,746	9,246,641
Banco Santander SA (Spain)	1,448,465	4,927,141
Bank Hapoalim BM (Israel)	727,346	7,198,430
Bank Leumi Le-Israel BM (Israel)	1,017,411	11,014,420
Bank of America Corp.	842,253	34,717,669
Bank of China Ltd. (China) (Class H Stock)	1,169,000	468,424
Bank of Ireland Group PLC (Ireland)*	94,134	597,766
Barclays PLC (United Kingdom)	4,967,807	9,651,418
BNP Paribas SA (France)	132,021	7,533,545
China Construction Bank Corp. (China) (Class H Stock)	2,282,000	1,706,529
Citigroup, Inc.	254,840	13,608,456
Citizens Financial Group, Inc.	13,800	625,554
Comerica, Inc.	4,100	370,763
Commonwealth Bank of Australia (Australia)	23,222	1,825,448
DBS Group Holdings Ltd. (Singapore)	633,500	16,633,274
DNB Bank ASA (Norway)	76,099	1,720,470
East West Bancorp, Inc.	13,340	1,054,127
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Erste Group Bank AG (Austria)	43,316	$1,576,275
Fifth Third Bancorp	21,900	942,576
First Republic Bank	5,700	923,970
Hana Financial Group, Inc. (South Korea)	22,660	907,383
HSBC Holdings PLC (United Kingdom)	335,023	2,296,680
Huntington Bancshares, Inc.	46,400	678,368
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	641,000	392,226
ING Groep NV (Netherlands)	314,795	3,295,648
Israel Discount Bank Ltd. (Israel) (Class A Stock)	102,680	642,253
JPMorgan Chase & Co.	321,041	43,764,309
KB Financial Group, Inc. (South Korea)	15,892	797,687
KBC Group NV (Belgium)	6,131	440,603
KeyCorp	338,700	7,580,106
Lloyds Banking Group PLC (United Kingdom)	5,764,712	3,536,489
M&T Bank Corp.(a)	4,100	694,950
Mediobanca Banca di Credito Finanziario SpA (Italy)	690,761	7,004,664
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,499,200	15,377,346
Mizuho Financial Group, Inc. (Japan)	195,800	2,489,217
National Australia Bank Ltd. (Australia)	83,250	1,976,230
NatWest Group PLC (United Kingdom)	3,548,560	10,001,823
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	348,656	2,691,624
Oversea-Chinese Banking Corp. Ltd. (Singapore)	269,200	2,443,690
PacWest Bancorp	11,608	500,653
People’s United Financial, Inc.	14,300	285,857
Pinnacle Financial Partners, Inc.	40,818	3,758,521
PNC Financial Services Group, Inc. (The)	94,589	17,446,941
Popular, Inc. (Puerto Rico)	17,200	1,405,928
Regions Financial Corp.	114,400	2,546,544
Sberbank of Russia PJSC (Russia), ADR	76,649	8
Signature Bank	27,100	7,953,579
Sumitomo Mitsui Financial Group, Inc. (Japan)	71,700	2,274,801
SVB Financial Group*	12,820	7,172,149
Tisco Financial Group PCL (Thailand)	451,200	1,360,753
Truist Financial Corp.	382,863	21,708,332
U.S. Bancorp	297,077	15,789,643
United Overseas Bank Ltd. (Singapore)	97,000	2,275,689
Webster Financial Corp.	51,000	2,862,120
Wells Fargo & Co.	657,811	31,877,521
Wintrust Financial Corp.	11,241	1,044,626
Zions Bancorp NA	5,100	334,356
		354,703,372
Beverages — 0.7%
Ambev SA (Brazil)	162,600	530,041
Brown-Forman Corp. (Class B Stock)	6,000	402,120
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Carlsberg A/S (Denmark) (Class B Stock)	8,640	$1,058,696
Coca-Cola Co. (The)	567,152	35,163,424
Coca-Cola HBC AG (Italy)*	22,672	473,251
Constellation Brands, Inc. (Class A Stock)	5,200	1,197,664
Diageo PLC (United Kingdom)	33,571	1,699,666
Diageo PLC (United Kingdom), ADR(a)	35,460	7,203,345
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	14,400	304,810
Keurig Dr. Pepper, Inc.	209,634	7,945,129
Kirin Holdings Co. Ltd. (Japan)	74,900	1,119,253
Molson Coors Beverage Co. (Class B Stock)(a)	6,300	336,294
Monster Beverage Corp.*	48,570	3,880,743
PepsiCo, Inc.	200,490	33,558,016
Pernod Ricard SA (France)	22,659	4,974,508
Remy Cointreau SA (France)	13,001	2,675,498
		102,522,458
Biotechnology — 0.8%
AbbVie, Inc.	320,890	52,019,478
Amgen, Inc.	30,037	7,263,547
Argenx SE (Netherlands), ADR*	11,081	3,493,950
Biogen, Inc.*	15,400	3,243,240
BioMarin Pharmaceutical, Inc.*	4,242	327,058
Exelixis, Inc.*	46,800	1,060,956
Gilead Sciences, Inc.	84,700	5,035,415
Horizon Therapeutics PLC*	46,000	4,839,660
Incyte Corp.*	6,000	476,520
Moderna, Inc.*(a)	22,400	3,858,624
Regeneron Pharmaceuticals, Inc.*	14,259	9,958,771
Sarepta Therapeutics, Inc.*	53,900	4,210,668
United Therapeutics Corp.*	8,000	1,435,280
Vertex Pharmaceuticals, Inc.*	63,900	16,675,983
		113,899,150
Building Products — 0.3%
A.O. Smith Corp.	4,400	281,116
AGC, Inc. (Japan)	16,200	648,516
Allegion PLC(a)	2,800	307,384
Armstrong World Industries, Inc.	27,600	2,484,276
Carlisle Cos., Inc.	35,400	8,705,568
Carrier Global Corp.	27,700	1,270,599
Cie de Saint-Gobain (France)	172,879	10,282,642
Fortune Brands Home & Security, Inc.	36,200	2,688,936
Johnson Controls International PLC	125,265	8,213,626
Kingspan Group PLC (Ireland)	12,245	1,201,272
Lixil Corp. (Japan)	27,000	501,232
Masco Corp.	7,900	402,900
Owens Corning	14,500	1,326,750
Trane Technologies PLC	24,622	3,759,779
Xinyi Glass Holdings Ltd. (Hong Kong)	375,000	899,347
		42,973,943
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	452,596	8,234,960

A2

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
abrdn PLC (United Kingdom)	449,009	$1,260,583
Ameriprise Financial, Inc.	43,741	13,138,047
Amundi SA (France), 144A	16,000	1,095,183
Ares Management Corp. (Class A Stock)	27,200	2,209,456
Bank of New York Mellon Corp. (The)	93,700	4,650,331
BlackRock, Inc.	10,739	8,206,422
Blackstone, Inc.	24,780	3,145,573
Carlyle Group, Inc. (The)	63,600	3,110,676
Cboe Global Markets, Inc.	51,500	5,892,630
Charles Schwab Corp. (The)	72,533	6,115,257
CME Group, Inc.	33,620	7,996,853
Daiwa Securities Group, Inc. (Japan)	544,526	3,074,624
FactSet Research Systems, Inc.	3,600	1,562,940
Franklin Resources, Inc.	9,400	262,448
Goldman Sachs Group, Inc. (The)	77,080	25,444,108
Intercontinental Exchange, Inc.	90,700	11,983,284
Invesco Ltd.	11,400	262,884
Janus Henderson Group PLC	27,200	952,544
Julius Baer Group Ltd. (Switzerland)	10,684	618,510
KKR & Co., Inc.	33,283	1,946,057
Macquarie Group Ltd. (Australia)	105,840	15,925,079
MarketAxess Holdings, Inc.	1,100	374,220
Moody’s Corp.	15,600	5,263,596
Morgan Stanley	214,376	18,736,462
Morningstar, Inc.	3,200	874,144
MSCI, Inc.	11,540	5,803,235
Nasdaq, Inc.	3,700	659,340
Northern Trust Corp.	13,855	1,613,415
Partners Group Holding AG (Switzerland)	1,882	2,333,639
Pinnacle Investment Management Group Ltd. (Australia)	59,921	471,706
Raymond James Financial, Inc.	71,900	7,902,529
S&P Global, Inc.(a)	33,478	13,732,006
SBI Holdings, Inc. (Japan)	106,600	2,684,542
St. James’s Place PLC (United Kingdom)	17,793	336,845
State Street Corp.	127,100	11,072,952
Stifel Financial Corp.	68,400	4,644,360
T. Rowe Price Group, Inc.	17,000	2,570,230
UBS Group AG (Switzerland)	976,775	19,076,423
		225,238,093
Chemicals — 0.8%
Air Products & Chemicals, Inc.	16,912	4,226,478
Albemarle Corp.	3,700	818,255
Arkema SA (France)	4,994	597,042
Celanese Corp.	23,600	3,371,732
CF Industries Holdings, Inc.	84,900	8,749,794
Corteva, Inc.	23,300	1,339,284
Covestro AG (Germany), 144A	160,993	8,120,296
Dow, Inc.	71,474	4,554,323
DuPont de Nemours, Inc.	183,641	13,512,305
Eastman Chemical Co.	30,331	3,398,892
Ecolab, Inc.	7,900	1,394,824
FMC Corp.	4,000	526,280
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Givaudan SA (Switzerland)	690	$2,847,117
ICL Group Ltd. (Israel)	51,726	619,551
International Flavors & Fragrances, Inc.	8,100	1,063,773
Linde PLC (United Kingdom) (NYSE)	29,062	9,283,275
Linde PLC (United Kingdom) (AQUIS)	5,062	1,616,603
LyondellBasell Industries NV (Class A Stock)	8,400	863,688
Mitsubishi Chemical Holdings Corp. (Japan)	105,700	702,875
Mitsubishi Gas Chemical Co., Inc. (Japan)	33,700	570,198
Mitsui Chemicals, Inc. (Japan)	302,500	7,601,229
Mosaic Co. (The)	11,900	791,350
Nitto Denko Corp. (Japan)	27,400	1,964,818
Olin Corp.	16,500	862,620
PPG Industries, Inc.	43,377	5,685,423
Sherwin-Williams Co. (The)	7,700	1,922,074
Shin-Etsu Chemical Co. Ltd. (Japan)	28,700	4,377,621
Solvay SA (Belgium)	6,104	600,938
Sumitomo Chemical Co. Ltd. (Japan)	485,700	2,220,571
Symrise AG (Germany)	17,621	2,113,950
Tosoh Corp. (Japan)	440,100	6,502,722
Westlake Corp.	71,600	8,835,440
Yara International ASA (Brazil)	64,192	3,207,584
		114,862,925
Commercial Services & Supplies — 0.2%
Cintas Corp.	4,900	2,084,411
Clean Harbors, Inc.*	32,600	3,639,464
Copart, Inc.*	45,800	5,746,526
Republic Services, Inc.	15,508	2,054,810
Rollins, Inc.	7,500	262,875
Secom Co. Ltd. (Japan)	17,600	1,276,319
Securitas AB (Sweden) (Class B Stock)	41,872	472,792
TOPPAN, Inc. (Japan)	87,600	1,546,317
Waste Management, Inc.	25,200	3,994,200
		21,077,714
Communications Equipment — 0.3%
Arista Networks, Inc.*	73,000	10,145,540
Ciena Corp.*	9,157	555,189
Cisco Systems, Inc.	344,558	19,212,554
CommScope Holding Co., Inc.*	107,200	844,736
F5, Inc.*	1,800	376,110
Juniper Networks, Inc.	10,800	401,328
Motorola Solutions, Inc.	5,400	1,307,880
Nokia OYJ (Finland)*	1,067,904	5,873,318
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	693,972	6,325,376
Ubiquiti, Inc.(a)	3,100	902,596
		45,944,627
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	19,480	524,916
Eiffage SA (France)	6,725	690,336
Kajima Corp. (Japan)	135,000	1,640,740

A3

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Obayashi Corp. (Japan)	208,400	$1,530,215
Quanta Services, Inc.	4,600	605,406
Skanska AB (Sweden) (Class B Stock)(a)	163,690	3,657,362
Vinci SA (France)	43,758	4,482,520
		13,131,495
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	120,500	616,149
Eagle Materials, Inc.(a)	56,800	7,290,848
HeidelbergCement AG (Germany)	14,799	840,832
Martin Marietta Materials, Inc.	1,900	731,291
Vulcan Materials Co.	10,784	1,981,021
		11,460,141
Consumer Finance — 0.3%
AEON Financial Service Co. Ltd. (Japan)	64,600	635,780
American Express Co.	87,621	16,385,127
Capital One Financial Corp.	138,511	18,185,109
Discover Financial Services	29,100	3,206,529
SLM Corp.	85,623	1,572,039
Synchrony Financial	18,000	626,580
		40,611,164
Containers & Packaging — 0.2%
Amcor PLC(a)	49,300	558,569
Avery Dennison Corp.	2,600	452,322
Ball Corp.	10,500	945,000
Crown Holdings, Inc.	88,264	11,040,944
International Paper Co.	12,600	581,490
Packaging Corp. of America	2,900	452,719
Sealed Air Corp.	5,000	334,800
Smurfit Kappa Group PLC (Ireland)	65,149	2,892,198
Transcontinental, Inc. (Canada) (Class A Stock)	74,778	1,044,972
Westrock Co.	77,300	3,635,419
		21,938,433
Distributors — 0.0%
Genuine Parts Co.	4,500	567,090
LKQ Corp.	126,500	5,744,365
Pool Corp.	1,140	482,049
		6,793,504
Diversified Consumer Services — 0.0%
IDP Education Ltd. (Australia)	28,440	666,092
Service Corp. International	71,468	4,704,024
		5,370,116
Diversified Financial Services — 0.5%
Apollo Global Management, Inc.	45,666	2,830,835
Berkshire Hathaway, Inc. (Class B Stock)*	169,400	59,782,954
Chailease Holding Co. Ltd. (Taiwan)	133,000	1,168,694
Equitable Holdings, Inc.	77,900	2,407,889
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
EXOR NV (Netherlands)	8,500	$647,134
Industrivarden AB (Sweden) (Class C Stock)	19,400	541,840
Investor AB (Sweden) (Class A Stock)	40,068	935,333
Investor AB (Sweden) (Class B Stock)	269,625	5,874,642
ORIX Corp. (Japan)	98,800	1,962,940
		76,152,261
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	413,600	9,773,368
Deutsche Telekom AG (Germany)	276,178	5,171,890
Hellenic Telecommunications Organization SA (Greece)	54,615	988,186
Koninklijke KPN NV (Netherlands)	2,763,178	9,606,858
Lumen Technologies, Inc.(a)	30,500	343,735
Nippon Telegraph & Telephone Corp. (Japan)	98,400	2,859,228
Orange SA (France)	49,182	580,785
Telefonica Deutschland Holding AG (Germany)	612,696	1,669,873
Telefonica SA (Spain)	436,297	2,111,005
Telkom Indonesia Persero Tbk PT (Indonesia)	3,977,100	1,264,515
Verizon Communications, Inc.	494,692	25,199,610
		59,569,053
Electric Utilities — 0.8%
Alliant Energy Corp.	8,300	518,584
American Electric Power Co., Inc.	16,100	1,606,297
Constellation Energy Corp.	36,499	2,053,069
Duke Energy Corp.	24,400	2,724,504
Edison International	51,400	3,603,140
Electricite de France SA (France)(a)	108,900	1,024,597
Endesa SA (Spain)	313,564	6,828,939
Enel SpA (Italy)	696,557	4,652,087
Energisa SA (Brazil), UTS	130,000	1,333,298
Entergy Corp.	6,400	747,200
Evergy, Inc.	7,600	519,384
Eversource Energy	11,000	970,090
Exelon Corp.	252,800	12,040,864
FirstEnergy Corp.	17,700	811,722
Fortum OYJ (Finland)	35,237	638,019
Hawaiian Electric Industries, Inc.	101,345	4,287,907
Iberdrola SA (Spain)	669,573	7,314,895
Kansai Electric Power Co., Inc. (The) (Japan)	57,500	541,721
NextEra Energy, Inc.	249,365	21,123,709
NRG Energy, Inc.(a)	78,200	2,999,752
PG&E Corp.*	223,500	2,668,590
Pinnacle West Capital Corp.(a)	3,800	296,780
Power Assets Holdings Ltd. (Hong Kong)	117,000	761,852
PPL Corp.	287,700	8,216,712
Red Electrica Corp. SA (Spain)	248,287	5,107,042
Southern Co. (The)	112,000	8,121,120
SSE PLC (United Kingdom)	309,405	7,098,775

A4

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	163,602	$1,521,575
Xcel Energy, Inc.	77,745	5,610,857
		115,743,081
Electrical Equipment — 0.4%
Acuity Brands, Inc.	4,500	851,850
AMETEK, Inc.	71,800	9,562,324
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	41,428	3,309,214
Eaton Corp. PLC	88,492	13,429,546
Emerson Electric Co.	117,500	11,520,875
Generac Holdings, Inc.*	1,900	564,794
Hubbell, Inc.	13,500	2,480,895
Legrand SA (France)	10,388	987,407
Rockwell Automation, Inc.	3,700	1,036,111
Schneider Electric SE	53,153	8,924,428
		52,667,444
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	19,100	1,439,185
CDW Corp.	4,200	751,338
Corning, Inc.	385,705	14,236,371
Hon Hai Precision Industry Co. Ltd. (Taiwan)	182,000	670,512
Ibiden Co. Ltd. (Japan)	11,000	538,470
IPG Photonics Corp.*	1,200	131,712
Jabil, Inc.	35,000	2,160,550
Keyence Corp. (Japan)	8,075	3,760,069
Keysight Technologies, Inc.*	5,900	932,023
TD SYNNEX Corp.	56,300	5,810,723
TE Connectivity Ltd. (Switzerland)	10,300	1,349,094
Teledyne Technologies, Inc.*	1,400	661,682
Trimble, Inc.*	8,100	584,334
Zebra Technologies Corp. (Class A Stock)*	15,740	6,511,638
		39,537,701
Energy Equipment & Services — 0.1%
Baker Hughes Co.	60,867	2,216,167
Halliburton Co.	236,200	8,944,894
Schlumberger NV	177,215	7,320,752
		18,481,813
Entertainment — 0.7%
Activision Blizzard, Inc.	114,500	9,172,595
DeNA Co. Ltd. (Japan)*	60,000	908,682
Electronic Arts, Inc.	19,700	2,492,247
GungHo Online Entertainment, Inc. (Japan)	62,800	1,336,319
Kingsoft Corp. Ltd. (China)	85,000	271,299
Konami Holdings Corp. (Japan)	36,397	2,295,195
Live Nation Entertainment, Inc.*	4,400	517,616
NetEase, Inc. (China), ADR	13,231	1,186,688
Netflix, Inc.*	72,680	27,225,201
Nintendo Co. Ltd. (Japan)	25,000	12,586,695
Sea Ltd. (Taiwan), ADR*	13,357	1,600,035
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*(a)	3,700	$568,838
Walt Disney Co. (The)*	234,675	32,188,023
		92,349,433
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	43,249	8,703,861
American Campus Communities, Inc.	27,962	1,565,033
American Tower Corp.	14,400	3,617,568
Apartment Income REIT Corp.	28,600	1,528,956
AvalonBay Communities, Inc.	64,495	16,018,623
Boston Properties, Inc.	11,548	1,487,382
Camden Property Trust	18,600	3,091,320
Cousins Properties, Inc.	25,827	1,040,570
Crown Castle International Corp.	19,200	3,544,320
Dexus (Australia)	1,032,773	8,415,372
Digital Realty Trust, Inc.(a)	9,200	1,304,560
Duke Realty Corp.	12,200	708,332
EPR Properties	40,000	2,188,400
Equinix, Inc.	6,604	4,897,659
Equity Residential	59,700	5,368,224
Essex Property Trust, Inc.	2,000	690,960
Extra Space Storage, Inc.	23,700	4,872,720
Federal Realty Investment Trust	2,300	280,761
Gaming & Leisure Properties, Inc.	54,648	2,564,631
Goodman Group (Australia)	242,174	4,111,280
Healthpeak Properties, Inc.	17,300	593,909
Highwoods Properties, Inc.	22,800	1,042,872
Host Hotels & Resorts, Inc.(a)	383,400	7,449,462
Iron Mountain, Inc.(a)	9,600	531,936
Japan Real Estate Investment Corp. (Japan)	110	576,300
Kimco Realty Corp.	20,400	503,880
Lamar Advertising Co. (Class A Stock)	61,000	7,086,980
Link REIT (Hong Kong)	393,500	3,352,287
Mid-America Apartment Communities, Inc.	3,700	774,965
Nomura Real Estate Master Fund, Inc. (Japan)	399	527,973
Prologis, Inc.	192,084	31,017,724
Public Storage	19,500	7,610,460
Realty Income Corp.	18,300	1,268,190
Regency Centers Corp.	5,100	363,834
SBA Communications Corp.	14,824	5,100,939
Simon Property Group, Inc.	48,900	6,433,284
Stockland (Australia)	2,218,506	7,018,590
UDR, Inc.	9,300	533,541
Ventas, Inc.	28,235	1,743,794
VICI Properties, Inc.	248,000	7,058,080
Vornado Realty Trust	5,300	240,196
Welltower, Inc.	34,400	3,307,216
Weyerhaeuser Co.	212,300	8,046,170
		178,183,114
Food & Staples Retailing — 0.8%
Albertson’s Cos., Inc. (Class A Stock)	51,000	1,695,750
BIM Birlesik Magazalar A/S (Turkey)	103,288	595,463
Carrefour SA (France)	84,772	1,836,288

A5

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Coles Group Ltd. (Australia)	102,948	$1,375,195
Costco Wholesale Corp.	52,560	30,266,676
Endeavour Group Ltd. (Australia)	111,895	606,746
Jeronimo Martins SGPS SA (Portugal)	23,560	565,231
Kesko OYJ (Finland) (Class B Stock)	22,815	627,727
Koninklijke Ahold Delhaize NV (Netherlands)	359,843	11,549,960
Kroger Co. (The)	120,700	6,924,559
Loblaw Cos. Ltd. (Canada)	16,539	1,484,098
Seven & i Holdings Co. Ltd. (Japan)	12,000	570,653
Sugi Holdings Co. Ltd. (Japan)	6,900	341,961
Sysco Corp.(a)	90,956	7,426,557
Tesco PLC (United Kingdom)	2,475,019	8,958,812
Walgreens Boots Alliance, Inc.	108,100	4,839,637
Wal-Mart de Mexico SAB de CV (Mexico)	235,141	963,617
Walmart, Inc.	171,454	25,532,930
Woolworths Group Ltd. (Australia)	97,900	2,720,566
		108,882,426
Food Products — 0.7%
Archer-Daniels-Midland Co.	66,800	6,029,368
Bunge Ltd.	59,300	6,571,033
Campbell Soup Co.(a)	6,800	303,076
Conagra Brands, Inc.	15,400	516,978
General Mills, Inc.	19,400	1,313,768
Gruma SAB de CV (Mexico) (Class B Stock)	44,290	555,328
Hershey Co. (The)	42,705	9,251,184
Hormel Foods Corp.	9,000	463,860
Inghams Group Ltd. (Australia)	242,952	554,530
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	106,300	614,490
J.M. Smucker Co. (The)	3,400	460,394
JBS SA	92,455	728,020
Kellogg Co.(a)	8,200	528,818
Kraft Heinz Co. (The)	240,600	9,477,234
Lamb Weston Holdings, Inc.(a)	32,079	1,921,853
McCormick & Co., Inc.	7,900	788,420
Mondelez International, Inc. (Class A Stock)	115,551	7,254,292
Nestle SA (Switzerland)	244,906	31,797,833
Orkla ASA (Norway)	408,090	3,623,966
Tyson Foods, Inc. (Class A Stock)	127,200	11,400,936
Viscofan SA (Spain)	5,400	320,962
WH Group Ltd. (Hong Kong), 144A	730,000	458,441
Wilmar International Ltd. (China)	1,987,400	6,888,210
		101,822,994
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	31,400	3,751,986
Enagas SA (Spain)	24,840	551,637
Osaka Gas Co. Ltd. (Japan)	116,300	1,992,316
Snam SpA (Italy)	169,223	975,806
UGI Corp.	92,500	3,350,350
		10,622,095
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	324,683	$38,429,480
ABIOMED, Inc.*	1,300	430,612
Alcon, Inc. (Switzerland) (XSWX)	47,330	3,749,122
Alcon, Inc. (Switzerland) (NYSE)(a)	33,743	2,676,832
Align Technology, Inc.*	2,240	976,640
Baxter International, Inc.	72,500	5,621,650
Becton, Dickinson & Co.	16,219	4,314,254
Boston Scientific Corp.*	401,718	17,792,090
Cooper Cos., Inc. (The)	1,600	668,144
DENTSPLY SIRONA, Inc.	7,300	359,306
Dexcom, Inc.*	8,920	4,563,472
Edwards Lifesciences Corp.*	126,100	14,844,492
Envista Holdings Corp.*	11,338	552,274
Figs, Inc. (Class A Stock)*(a)	40,300	867,256
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	56,724	953,705
Getinge AB (Sweden) (Class B Stock)	23,457	937,119
Hologic, Inc.*	122,500	9,410,450
IDEXX Laboratories, Inc.*	2,740	1,498,944
Inmode Ltd.*	12,600	465,066
Intuitive Surgical, Inc.*	29,745	8,973,472
Masimo Corp.*	5,700	829,578
Medtronic PLC	202,868	22,508,205
Menicon Co. Ltd. (Japan)	72,980	1,745,459
Olympus Corp. (Japan)	17,300	329,403
ResMed, Inc.	4,600	1,115,546
Sonova Holding AG (Switzerland)	7,681	3,195,895
STERIS PLC	7,710	1,864,047
Straumann Holding AG (Switzerland)	3,093	4,938,327
Stryker Corp.	33,731	9,017,983
Teleflex, Inc.	1,400	496,762
Zimmer Biomet Holdings, Inc.	6,600	844,140
		164,969,725
Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	14,948	2,312,605
Amplifon SpA (Italy)	47,357	2,108,320
Anthem, Inc.	41,100	20,189,142
Cardinal Health, Inc.	9,100	515,970
Centene Corp.*	153,061	12,886,206
Cigna Corp.	63,688	15,260,282
CVS Health Corp.	233,523	23,634,863
DaVita, Inc.*	2,000	226,220
Fresenius SE & Co. KGaA (Germany)	106,475	3,912,079
HCA Healthcare, Inc.	15,500	3,884,610
Henry Schein, Inc.*	4,500	392,355
Humana, Inc.	4,100	1,784,197
Laboratory Corp. of America Holdings*	17,049	4,495,139
McKesson Corp.	22,300	6,826,699
Medipal Holdings Corp. (Japan)	192,200	3,161,637
Molina Healthcare, Inc.*	29,751	9,924,636
Quest Diagnostics, Inc.(a)	3,900	533,754
Sonic Healthcare Ltd. (Australia)	410,875	10,866,900
UnitedHealth Group, Inc.	116,629	59,477,291
Universal Health Services, Inc. (Class B Stock)	2,200	318,890
		182,711,795

A6

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Technology — 0.0%
Cerner Corp.	9,400	$879,464
Definitive Healthcare Corp.*	21,700	534,905
Veeva Systems, Inc. (Class A Stock)*	14,700	3,123,162
		4,537,531
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	110,641	2,997,183
Booking Holdings, Inc.*	3,610	8,477,904
Caesars Entertainment, Inc.*	6,900	533,784
Carnival Corp.*(a)	26,600	537,852
Chipotle Mexican Grill, Inc.*	900	1,423,827
Choice Hotels International, Inc.	19,200	2,721,792
Churchill Downs, Inc.	7,000	1,552,460
Compass Group PLC (United Kingdom)	288,580	6,211,387
Darden Restaurants, Inc.	4,100	545,095
Domino’s Pizza, Inc.	1,020	415,150
Entain PLC (United Kingdom)*	48,421	1,038,690
Evolution AB (Sweden), 144A	24,110	2,480,756
Expedia Group, Inc.*	4,600	900,082
Greggs PLC (United Kingdom)	30,105	964,734
Hilton Worldwide Holdings, Inc.*	75,400	11,441,196
InterContinental Hotels Group PLC (United Kingdom)	50,689	3,439,356
La Francaise des Jeux SAEM (France), 144A	64,413	2,556,269
Las Vegas Sands Corp.*(a)	198,400	7,711,808
Marriott International, Inc. (Class A Stock)*	25,555	4,491,291
McDonald’s Corp.	151,544	37,473,800
McDonald’s Holdings Co. Japan Ltd. (Japan)	130,652	5,434,864
MGM Resorts International	99,136	4,157,764
Norwegian Cruise Line Holdings Ltd.*(a)	12,300	269,124
Oriental Land Co. Ltd. (Japan)	16,100	3,083,290
Penn National Gaming, Inc.*(a)	5,500	233,310
Planet Fitness, Inc. (Class A Stock)*	49,500	4,181,760
Royal Caribbean Cruises Ltd.*(a)	21,464	1,798,254
Sodexo SA (France)	7,304	594,125
Starbucks Corp.	145,661	13,250,781
Tabcorp Holdings Ltd. (Australia)	549,557	2,183,074
Wyndham Hotels & Resorts, Inc.	72,547	6,144,005
Wynn Resorts Ltd.*(a)	3,500	279,090
Yum China Holdings, Inc. (China)	14,213	590,408
Yum! Brands, Inc.	24,977	2,960,524
		143,074,789
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	79,758	544,956
Berkeley Group Holdings PLC (United Kingdom)*	8,840	433,748
D.R. Horton, Inc.	45,487	3,389,236
Electrolux AB (Sweden) (Class B Stock)(a)	27,090	409,844
Garmin Ltd.	4,800	569,328
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Iida Group Holdings Co. Ltd. (Japan)	129,200	$2,229,529
Lennar Corp. (Class A Stock)	79,800	6,477,366
Mohawk Industries, Inc.*	1,700	211,140
Newell Brands, Inc.	12,600	269,766
NVR, Inc.*	90	402,054
PulteGroup, Inc.	45,600	1,910,640
Sekisui Chemical Co. Ltd. (Japan)	34,000	486,931
Sony Group Corp. (Japan)	83,800	8,628,572
Toll Brothers, Inc.	104,209	4,899,907
Whirlpool Corp.(a)	1,900	328,282
		31,191,299
Household Products — 0.4%
Church & Dwight Co., Inc.	7,700	765,226
Clorox Co. (The)	3,900	542,217
Colgate-Palmolive Co.	26,900	2,039,827
Essity AB (Sweden) (Class B Stock)	49,220	1,161,390
Henkel AG & Co. KGaA (Germany)	8,617	568,511
Kimberly-Clark Corp.	10,700	1,317,812
Procter & Gamble Co. (The)	323,468	49,425,910
		55,820,893
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	279,700	7,196,681
Vistra Corp.	37,500	871,875
		8,068,556
Industrial Conglomerates — 0.4%
3M Co.	18,400	2,739,392
CK Hutchison Holdings Ltd. (United Kingdom)	70,000	512,739
DCC PLC (United Kingdom)	78,999	6,163,187
General Electric Co.	35,000	3,202,500
Hitachi Ltd. (Japan)	34,200	1,714,816
Honeywell International, Inc.	82,800	16,111,224
Jardine Matheson Holdings Ltd. (Hong Kong)	11,200	614,197
Lifco AB (Sweden) (Class B Stock)	25,830	656,992
Roper Technologies, Inc.	26,800	12,655,764
Siemens AG (Germany)	51,008	7,033,035
Smiths Group PLC (United Kingdom)	29,414	559,969
		51,963,815
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	26,722	898,962
Aflac, Inc.	36,000	2,318,040
Ageas SA/NV (Belgium)	13,575	684,639
AIA Group Ltd. (Hong Kong)	148,400	1,549,342
Alleghany Corp.*	1,898	1,607,606
Allianz SE (Germany)	68,598	16,345,946
Allstate Corp. (The)	9,700	1,343,547
American Financial Group, Inc.	7,600	1,106,712
American International Group, Inc.	184,700	11,593,619
Aon PLC (Class A Stock)	19,000	6,186,970
Arch Capital Group Ltd.*	210,700	10,202,094
Arthur J. Gallagher & Co.	15,672	2,736,331
Assurant, Inc.	2,100	381,843

A7

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Aviva PLC (United Kingdom)	314,028	$1,852,969
AXA SA (France)	158,208	4,623,322
Axis Capital Holdings Ltd.	26,190	1,583,709
Brown & Brown, Inc.	8,700	628,749
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	571,200	1,379,071
Chubb Ltd.	115,264	24,654,970
Cincinnati Financial Corp.	5,200	706,992
Everest Re Group Ltd.	1,300	391,794
Fairfax Financial Holdings Ltd. (Canada)	4,487	2,447,921
Globe Life, Inc.	3,500	352,100
Hartford Financial Services Group, Inc. (The)	32,445	2,329,875
iA Financial Corp., Inc. (Canada)	11,199	680,907
Japan Post Holdings Co. Ltd. (Japan)	198,900	1,458,231
Japan Post Insurance Co. Ltd. (Japan)	152,800	2,653,675
Legal & General Group PLC (United Kingdom)	465,223	1,656,291
Lincoln National Corp.	6,400	418,304
Loews Corp.	7,400	479,668
Manulife Financial Corp. (Canada)	118,309	2,522,992
Markel Corp.*	600	885,144
Marsh & McLennan Cos., Inc.	113,049	19,265,811
Medibank Private Ltd. (Australia)	227,100	520,994
MetLife, Inc.	279,264	19,626,674
NN Group NV (Netherlands)	200,646	10,152,057
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	902,000	917,009
Poste Italiane SpA (Italy), 144A	400,294	4,530,680
Principal Financial Group, Inc.(a)	8,800	646,008
Progressive Corp. (The)	42,995	4,901,000
Reinsurance Group of America, Inc.	18,400	2,014,064
RenaissanceRe Holdings Ltd. (Bermuda)	10,215	1,619,180
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	8,621	1,550,123
Sompo Holdings, Inc. (Japan)	121,900	5,326,107
Suncorp Group Ltd. (Australia)	398,935	3,296,450
Swiss Life Holding AG (Switzerland)	2,475	1,583,877
T&D Holdings, Inc. (Japan)	45,600	615,989
Travelers Cos., Inc. (The)	8,000	1,461,840
W.R. Berkley Corp.	65,700	4,374,963
Willis Towers Watson PLC	4,100	968,502
Zurich Insurance Group AG (Switzerland)	21,964	10,817,495
		202,851,158
Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	43,461	120,880,252
Alphabet, Inc. (Class C Stock)*	28,780	80,382,252
Auto Trader Group PLC (United Kingdom), 144A	75,764	630,491
carsales.com Ltd. (Australia)	40,165	621,987
Match Group, Inc.*	9,000	978,660
Meta Platforms, Inc. (Class A Stock)*	297,391	66,127,863
NAVER Corp. (South Korea)	1,338	373,413
	Shares	Value

Common Stocks (continued)
Interactive Media & Services (cont’d.)
SEEK Ltd. (Australia)	26,688	$587,977
Snap, Inc. (Class A Stock)*	40,345	1,452,017
Tencent Holdings Ltd. (China)	42,200	1,969,095
Twitter, Inc.*	25,600	990,464
		274,994,471
Internet & Direct Marketing Retail — 1.4%
Alibaba Group Holding Ltd. (China), ADR*	14,361	1,562,477
Amazon.com, Inc.*	51,822	168,937,130
eBay, Inc.	192,700	11,034,002
Etsy, Inc.*	4,000	497,120
JD.com, Inc. (China), ADR*(a)	10,074	582,982
JD.com, Inc. (China) (Class A Stock)*	2,052	59,170
MercadoLibre, Inc. (Brazil)*	5,689	6,766,952
ZOZO, Inc. (Japan)	120,800	3,230,076
		192,669,909
IT Services — 1.9%
Accenture PLC (Class A Stock)	76,365	25,752,569
Adyen NV (Netherlands), 144A*	4,416	8,746,495
Akamai Technologies, Inc.*(a)	5,100	608,889
Automatic Data Processing, Inc.	77,000	17,520,580
Broadridge Financial Solutions, Inc.	3,700	576,127
Capgemini SE (France)	51,700	11,499,909
Cognizant Technology Solutions Corp. (Class A Stock)	75,500	6,770,085
Computershare Ltd. (Australia)	46,536	851,607
Concentrix Corp.	35,100	5,846,256
Dlocal Ltd. (Uruguay)*(a)	50,272	1,571,503
DXC Technology Co.*	8,400	274,092
EPAM Systems, Inc.*	16,400	4,864,404
Fidelity National Information Services, Inc.	46,144	4,633,780
Fiserv, Inc.*	43,000	4,360,200
FleetCor Technologies, Inc.*	6,814	1,697,095
Fujitsu Ltd. (Japan)	75,500	11,304,982
Gartner, Inc.*	32,209	9,580,889
Genpact Ltd.	35,200	1,531,552
Global Payments, Inc.	9,300	1,272,612
Globant SA*	21,482	5,629,788
GMO Payment Gateway, Inc. (Japan)	5,895	605,409
GoDaddy, Inc. (Class A Stock)*	12,700	1,062,990
International Business Machines Corp.	39,876	5,184,678
Jack Henry & Associates, Inc.	7,883	1,553,345
Mastercard, Inc. (Class A Stock)	130,304	46,568,043
NEC Corp. (Japan)	20,400	856,620
NTT Data Corp. (Japan)	342,900	6,735,797
Paychex, Inc.	10,200	1,391,994
PayPal Holdings, Inc.*	74,200	8,581,230
Shopify, Inc. (Canada) (Class A Stock)*	2,989	2,020,444
Snowflake, Inc. (Class A Stock)*	27,300	6,255,249
Tata Consultancy Services Ltd. (India)	50,945	2,506,937
TIS, Inc. (Japan)	22,300	522,407
VeriSign, Inc.*	11,300	2,513,798
Visa, Inc. (Class A Stock)	256,445	56,871,808
		268,124,163

A8

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	60,600	$4,587,888
Brunswick Corp.	6,115	494,642
Hasbro, Inc.(a)	4,100	335,872
Sankyo Co. Ltd. (Japan)	17,700	491,257
Sega Sammy Holdings, Inc. (Japan)	39,400	679,131
Shimano, Inc. (Japan)	6,000	1,370,227
		7,959,017
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	9,800	1,296,834
Bio-Rad Laboratories, Inc. (Class A Stock)*	5,880	3,311,793
Bio-Techne Corp.	1,200	519,648
Charles River Laboratories International, Inc.*	1,500	425,955
Danaher Corp.	87,995	25,811,573
Eurofins Scientific SE (Luxembourg)	61,278	6,060,179
ICON PLC (Ireland)*	11,149	2,711,660
Illumina, Inc.*	4,900	1,712,060
IQVIA Holdings, Inc.*	51,300	11,861,073
Lonza Group AG (Switzerland)	6,203	4,490,715
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	136,300	4,807,301
Mettler-Toledo International, Inc.*	730	1,002,429
PerkinElmer, Inc.(a)	3,900	680,394
Sartorius Stedim Biotech (France)	1,426	585,202
Thermo Fisher Scientific, Inc.	49,542	29,261,982
Waters Corp.*	1,800	558,702
West Pharmaceutical Services, Inc.	2,300	944,633
		96,042,133
Machinery — 1.1%
Aalberts NV (Netherlands)	17,499	909,194
Atlas Copco AB (Sweden) (Class A Stock)	55,216	2,865,633
Atlas Copco AB (Sweden) (Class B Stock)	32,769	1,477,063
Caterpillar, Inc.	70,817	15,779,444
CNH Industrial NV (United Kingdom)	455,794	7,209,874
Crane Co.	8,000	866,240
Cummins, Inc.	4,600	943,506
Daifuku Co. Ltd. (Japan)	8,100	578,783
Deere & Co.	58,303	24,222,564
Dover Corp.	45,961	7,211,281
Epiroc AB (Sweden) (Class A Stock)	147,538	3,146,265
Epiroc AB (Sweden) (Class B Stock)	31,556	569,051
FANUC Corp. (Japan)	40,600	7,149,925
Fortive Corp.	35,624	2,170,570
Gates Industrial Corp. PLC*	62,637	943,313
GEA Group AG (Germany)	79,509	3,269,002
Hino Motors Ltd. (Japan)	238,600	1,389,188
Hitachi Construction Machinery Co. Ltd. (Japan)	81,300	2,107,998
Husqvarna AB (Sweden) (Class B Stock)	144,933	1,509,832
IDEX Corp.	2,300	440,979
Illinois Tool Works, Inc.	9,100	1,905,540
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Ingersoll Rand, Inc.	171,600	$8,640,060
Kubota Corp. (Japan)	82,600	1,548,039
MINEBEA MITSUMI, Inc. (Japan)	150,000	3,278,203
MISUMI Group, Inc. (Japan)	58,500	1,740,484
NGK Insulators Ltd. (Japan)	254,400	3,629,850
Nordson Corp.	6,471	1,469,435
Oshkosh Corp.(a)	38,312	3,856,103
Otis Worldwide Corp.	115,569	8,893,034
PACCAR, Inc.	116,500	10,260,155
Parker-Hannifin Corp.	46,988	13,333,315
Pentair PLC	5,500	298,155
Sandvik AB (Sweden)	94,424	2,005,224
SKF AB (Sweden) (Class B Stock)	31,558	512,315
Snap-on, Inc.	1,600	328,768
Stanley Black & Decker, Inc.(a)	12,053	1,684,889
Techtronic Industries Co. Ltd. (Hong Kong)	398,844	6,415,822
VAT Group AG (Switzerland), 144A	2,090	794,305
Volvo AB (Sweden) (Class B Stock)	117,124	2,173,030
Westinghouse Air Brake Technologies Corp.	17,182	1,652,393
Xylem, Inc.	5,700	485,982
		159,664,806
Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	265	783,357
AP Moller - Maersk A/S (Denmark) (Class B Stock)	3,523	10,645,528
Kuehne + Nagel International AG (Switzerland)	6,680	1,893,439
Mitsui OSK Lines Ltd. (Japan)	27,600	769,426
Nippon Yusen KK (Japan)	22,700	1,989,041
SITC International Holdings Co. Ltd. (China)	1,477,000	5,184,880
		21,265,671
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	3,840	2,094,797
Comcast Corp. (Class A Stock)	645,975	30,244,549
Dentsu Group, Inc. (Japan)	18,600	759,816
Discovery, Inc. (Class A Stock)*	5,600	139,552
Discovery, Inc. (Class C Stock)*	10,100	252,197
DISH Network Corp. (Class A Stock)*	8,300	262,695
Fox Corp. (Class A Stock)	97,300	3,838,485
Fox Corp. (Class B Stock)	4,900	177,772
Interpublic Group of Cos., Inc. (The)	37,100	1,315,195
News Corp. (Class A Stock)	13,000	287,950
News Corp. (Class B Stock)	4,100	92,332
Nexstar Media Group, Inc. (Class A Stock)	4,900	923,552
Omnicom Group, Inc.(a)	6,700	568,696
Paramount Global (Class B Stock)(a)	19,600	741,076
Publicis Groupe SA (France)	156,761	9,508,114
WPP PLC (United Kingdom)	688,915	9,041,239
		60,248,017

A9

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining — 0.7%
Alcoa Corp.	11,200	$1,008,336
Anglo American PLC (South Africa)	103,556	5,436,945
ArcelorMittal SA (Luxembourg)	381,817	12,246,404
BHP Group Ltd. (Australia)	245,014	9,381,769
BlueScope Steel Ltd. (Australia)	630,144	9,725,862
Boliden AB (Sweden)	21,990	1,109,460
Fortescue Metals Group Ltd. (Australia)	143,936	2,194,149
Freeport-McMoRan, Inc.	398,064	19,799,703
Glencore PLC (Australia)*	589,357	3,850,725
Impala Platinum Holdings Ltd. (South Africa)	25,388	391,348
Newmont Corp.	25,600	2,033,920
Norsk Hydro ASA (Norway)	109,440	1,065,183
Nucor Corp.	22,200	3,300,030
POSCO Holdings, Inc. (South Korea)	3,335	801,543
Reliance Steel & Aluminum Co.	32,700	5,995,545
Rio Tinto Ltd. (Australia)	30,814	2,739,763
Rio Tinto PLC (Australia)	128,538	10,211,054
South32 Ltd. (Australia)	787,823	2,941,447
Steel Dynamics, Inc.	54,655	4,559,867
Tata Steel Ltd. (India)	23,479	402,637
United States Steel Corp.	66,800	2,521,032
Vale SA (Brazil)	73,100	1,466,591
		103,183,313
Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	147,697	1,033,690
Dollar General Corp.	7,500	1,669,725
Dollar Tree, Inc.*	7,200	1,153,080
Next PLC (United Kingdom)	29,639	2,342,486
Ryohin Keikaku Co. Ltd. (Japan)	40,000	465,270
Target Corp.	95,407	20,247,274
		26,911,525
Multi-Utilities — 0.6%
Ameren Corp.	27,594	2,587,213
CenterPoint Energy, Inc.	359,211	11,006,225
CMS Energy Corp.	161,000	11,260,340
Consolidated Edison, Inc.	11,300	1,069,884
Dominion Energy, Inc.	71,105	6,041,792
DTE Energy Co.	45,400	6,002,334
E.ON SE (Germany)	1,010,594	11,743,754
Engie SA (France)	358,151	4,701,954
NiSource, Inc.	13,100	416,580
Public Service Enterprise Group, Inc.	299,676	20,977,320
Sempra Energy	10,100	1,698,012
WEC Energy Group, Inc.	10,100	1,008,081
		78,513,489
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA (Norway)	19,375	723,097
APA Corp.	223,500	9,237,255
BP PLC (United Kingdom)	3,516,033	17,161,533
Canadian Natural Resources Ltd. (Canada)	9,201	569,731
Cenovus Energy, Inc. (Canada)	36,359	606,105
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cheniere Energy, Inc.	92,587	$12,837,188
Chevron Corp.	313,921	51,115,756
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,686,000	1,340,466
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	374,000	1,193,416
ConocoPhillips	159,480	15,948,000
Coterra Energy, Inc.	26,100	703,917
Devon Energy Corp.	20,100	1,188,513
Diamondback Energy, Inc.	9,111	1,248,936
Enbridge, Inc. (Canada)(a)	214,406	9,881,973
Eni SpA (Italy)	259,062	3,791,266
EOG Resources, Inc.(a)	216,203	25,777,884
Equinor ASA (Norway)	344,054	12,800,643
Exxon Mobil Corp.	563,813	46,565,316
Hess Corp.	43,565	4,663,198
Inpex Corp. (Japan)	826,800	9,740,696
Kinder Morgan, Inc.	394,400	7,458,104
LUKOIL PJSC (Russia), ADR(a)	15,069	2
Lundin Energy AB (Sweden)	16,119	680,468
Marathon Oil Corp.	243,900	6,124,329
Marathon Petroleum Corp.	99,000	8,464,500
New Fortress Energy, Inc.(a)	27,200	1,158,992
Occidental Petroleum Corp.	76,600	4,346,284
OMV AG (Austria)	141,893	6,767,287
ONEOK, Inc.	14,400	1,017,072
Pembina Pipeline Corp. (Canada)	20,493	769,953
PetroChina Co. Ltd. (China) (Class H Stock)	1,022,000	523,957
Phillips 66	14,900	1,287,211
Pioneer Natural Resources Co.	22,058	5,515,162
Repsol SA (Spain)	117,732	1,539,672
Shell PLC (Netherlands)	424,999	11,676,386
Suncor Energy, Inc. (Canada)	44,624	1,452,783
Targa Resources Corp.	42,000	3,169,740
TotalEnergies SE (France)	31,579	1,595,293
Tourmaline Oil Corp. (Canada)	24,167	1,113,482
Valero Energy Corp.	74,474	7,562,090
Williams Cos., Inc. (The)	369,218	12,335,573
		311,653,229
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	41,586	810,181
Stora Enso OYJ (Finland) (Class R Stock)	94,850	1,854,566
		2,664,747
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	5,080	666,608
Coty, Inc. (Class A Stock)*	735,400	6,611,246
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,000	5,991,040
Kao Corp. (Japan)	6,600	271,282
L’Oreal SA (France)	37,417	14,992,237
Unilever PLC (United Kingdom)	381,148	17,349,614
		45,882,027

A10

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	57,000	$890,806
AstraZeneca PLC (United Kingdom)	47,945	6,342,541
AstraZeneca PLC (United Kingdom), ADR	37,544	2,490,669
Bayer AG (Germany)	74,511	5,088,257
Bristol-Myers Squibb Co.	545,493	39,837,354
Catalent, Inc.*	5,400	598,860
Chugai Pharmaceutical Co. Ltd. (Japan)	143,300	4,797,313
Eli Lilly & Co.	149,765	42,888,203
GlaxoSmithKline PLC	811,162	17,539,996
Ipsen SA (France)	34,022	4,256,210
Johnson & Johnson	302,179	53,555,184
Merck & Co., Inc.	365,519	29,990,834
Merck KGaA (Germany)	51,570	10,806,016
Novartis AG (Switzerland)	226,797	19,874,918
Novo Nordisk A/S (Denmark) (Class B Stock)	217,572	24,155,817
Ono Pharmaceutical Co. Ltd. (Japan)	68,400	1,714,877
Organon & Co.	8,400	293,412
Otsuka Holdings Co. Ltd. (Japan)	44,300	1,530,120
Pfizer, Inc.	732,296	37,910,964
Roche Holding AG (Switzerland)	95,327	37,720,912
Sanofi (France)	187,064	19,133,015
Santen Pharmaceutical Co. Ltd. (Japan)	127,300	1,263,279
Takeda Pharmaceutical Co. Ltd. (Japan)	127,400	3,647,581
Viatris, Inc.	40,300	438,464
Zoetis, Inc.	39,870	7,519,083
		374,284,685
Professional Services — 0.2%
Equifax, Inc.	3,900	924,690
Experian PLC (United Kingdom)	63,042	2,444,804
Jacobs Engineering Group, Inc.	4,100	565,021
Leidos Holdings, Inc.	19,942	2,154,135
ManpowerGroup, Inc.	9,200	864,064
Nielsen Holdings PLC	61,600	1,677,984
Persol Holdings Co. Ltd. (Japan)	43,900	984,386
Randstad NV (Netherlands)(a)	132,141	7,927,164
Robert Half International, Inc.	18,700	2,135,166
Thomson Reuters Corp. (Canada)	5,585	606,369
TransUnion	58,000	5,993,720
Verisk Analytics, Inc.	5,200	1,116,076
		27,393,579
Real Estate Management & Development — 0.2%
Ascendas India Trust (Singapore), UTS	465,100	407,402
Capitaland Investment Ltd. (Singapore)*	218,400	640,478
CBRE Group, Inc. (Class A Stock)*	120,703	11,046,739
CK Asset Holdings Ltd. (Hong Kong)	1,148,500	7,848,791
Daito Trust Construction Co. Ltd. (Japan)	33,200	3,524,464
Hulic Co. Ltd. (Japan)	63,000	565,614
Jones Lang LaSalle, Inc.*	6,200	1,484,652
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
LEG Immobilien SE (Germany)	13,375	$1,521,316
Mitsubishi Estate Co. Ltd. (Japan)	98,600	1,463,528
		28,502,984
Road & Rail — 0.5%
AMERCO	3,100	1,850,514
Canadian National Railway Co. (Canada)	36,957	4,957,412
CSX Corp.	227,800	8,531,110
J.B. Hunt Transport Services, Inc.	10,515	2,111,307
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	7,800	534,847
Norfolk Southern Corp.	34,059	9,714,308
Old Dominion Freight Line, Inc.	7,500	2,240,100
Sankyu, Inc. (Japan)	24,900	810,903
Schneider National, Inc. (Class B Stock)	204,500	5,214,750
TFI International, Inc. (Canada)(a)	23,033	2,453,245
Uber Technologies, Inc.*	116,921	4,171,741
Union Pacific Corp.	106,226	29,022,006
XPO Logistics, Inc.*	19,500	1,419,600
		73,031,843
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	166,971	18,256,609
Advantest Corp. (Japan)	66,300	5,203,641
Analog Devices, Inc.	63,073	10,418,398
Applied Materials, Inc.	113,300	14,932,940
ASML Holding NV (Netherlands) (XAMS)	32,463	21,744,183
ASML Holding NV (Netherlands) (XNGS)	3,520	2,351,114
Broadcom, Inc.	62,871	39,588,611
Enphase Energy, Inc.*(a)	4,300	867,654
Intel Corp.	383,800	19,021,128
KLA Corp.	17,300	6,332,838
Lam Research Corp.	23,302	12,527,388
Microchip Technology, Inc.	155,800	11,706,812
Micron Technology, Inc.	203,500	15,850,615
Monolithic Power Systems, Inc.	2,515	1,221,485
NVIDIA Corp.	253,115	69,064,959
NXP Semiconductors NV (China)	129,519	23,971,376
ON Semiconductor Corp.*	156,749	9,814,055
Qorvo, Inc.*	3,500	434,350
QUALCOMM, Inc.	240,083	36,689,484
Renesas Electronics Corp. (Japan)*	338,100	3,924,959
Rohm Co. Ltd. (Japan)	10,500	818,207
Silicon Motion Technology Corp. (Taiwan), ADR(a)	5,022	335,570
Skyworks Solutions, Inc.	5,300	706,384
SolarEdge Technologies, Inc.*	1,500	483,555
STMicroelectronics NV (Singapore)	187,112	8,103,880
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	136,245	14,204,904
Teradyne, Inc.	5,100	602,973
Texas Instruments, Inc.	81,787	15,006,279
Tokyo Electron Ltd. (Japan)	12,000	6,165,989

A11

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Universal Display Corp.(a)	6,025	$1,005,874
		371,356,214
Software — 3.6%
Adobe, Inc.*	72,951	33,237,935
ANSYS, Inc.*	2,700	857,655
Atlassian Corp. PLC (Class A Stock)*	17,126	5,032,133
Autodesk, Inc.*	31,900	6,837,765
Black Knight, Inc.*	117,800	6,831,222
Cadence Design Systems, Inc.*	8,800	1,447,248
Ceridian HCM Holding, Inc.*	11,364	776,843
Check Point Software Technologies Ltd. (Israel)*	8,900	1,230,514
Citrix Systems, Inc.	3,900	393,510
Constellation Software, Inc. (Canada)	1,414	2,417,084
Crowdstrike Holdings, Inc. (Class A Stock)*	5,000	1,135,400
Dassault Systemes SE (France)	370,572	18,216,797
Datadog, Inc. (Class A Stock)*	18,500	2,802,195
Fair Isaac Corp.*	2,700	1,259,442
Fortinet, Inc.*	36,100	12,336,814
Intuit, Inc.	19,549	9,399,941
Manhattan Associates, Inc.*	61,200	8,489,052
Microsoft Corp.	951,877	293,473,198
Nemetschek SE (Germany)	13,145	1,271,731
Nice Ltd. (Israel), ADR*	1,239	271,341
NortonLifeLock, Inc.	18,700	495,924
Oracle Corp.	248,200	20,533,586
Palo Alto Networks, Inc.*	10,236	6,372,012
Paycom Software, Inc.*	28,000	9,698,640
Paylocity Holding Corp.*	8,200	1,687,314
PTC, Inc.*	3,300	355,476
salesforce.com, Inc.*	105,393	22,377,042
SAP SE (Germany)	17,334	1,926,439
ServiceNow, Inc.*	7,900	4,399,431
Splunk, Inc.*	20,792	3,089,899
SS&C Technologies Holdings, Inc.	97,300	7,299,446
Synopsys, Inc.*	39,600	13,197,492
Trend Micro, Inc. (Japan)	10,800	632,541
Tyler Technologies, Inc.*	1,160	516,072
UiPath, Inc. (Class A Stock)*(a)	27,794	600,073
Unity Software, Inc.*(a)	14,800	1,468,308
Workday, Inc. (Class A Stock)*	16,377	3,921,637
		506,289,152
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	19,768	4,091,185
AutoNation, Inc.*	44,700	4,451,226
AutoZone, Inc.*	4,770	9,752,646
Bath & Body Works, Inc.	8,800	420,640
Best Buy Co., Inc.(a)	20,714	1,882,903
CarMax, Inc.*(a)	5,100	492,048
Chow Tai Fook Jewellery Group Ltd. (China)*	2,136,600	3,859,393
Fast Retailing Co. Ltd. (Japan)	4,700	2,409,456
Foot Locker, Inc.	63,800	1,892,308
Gap, Inc. (The)(a)	21,145	297,722
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	116,661	$34,920,137
JD Sports Fashion PLC (United Kingdom)	2,557,807	4,969,251
Kingfisher PLC (United Kingdom)	528,825	1,771,232
Lowe’s Cos., Inc.	95,689	19,347,359
O’Reilly Automotive, Inc.*	8,974	6,146,831
Ross Stores, Inc.	47,223	4,271,792
TJX Cos., Inc. (The)	111,253	6,739,707
Tractor Supply Co.	15,789	3,684,679
Ulta Beauty, Inc.*	21,867	8,707,877
USS Co. Ltd. (Japan)	30,000	503,833
Vroom, Inc.*(a)	368,700	980,742
		121,592,967
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	1,798,292	313,999,766
Brother Industries Ltd. (Japan)	28,000	509,909
Dell Technologies, Inc. (Class C Stock)*	85,100	4,271,169
Hewlett Packard Enterprise Co.	42,000	701,820
HP, Inc.	35,600	1,292,280
Lenovo Group Ltd. (China)	666,000	719,591
NetApp, Inc.	7,300	605,900
Pure Storage, Inc. (Class A Stock)*	146,400	5,169,384
Samsung Electronics Co. Ltd. (South Korea)	58,134	3,324,966
Seagate Technology Holdings PLC	17,412	1,565,339
Seiko Epson Corp. (Japan)	354,385	5,309,107
Western Digital Corp.*	10,200	506,430
		337,975,661
Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)*	21,497	1,251,896
Burberry Group PLC (United Kingdom)	44,156	963,242
Capri Holdings Ltd.*	33,300	1,711,287
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	121,304	15,307,337
EssilorLuxottica SA (France)	22,892	4,195,299
Gildan Activewear, Inc. (Canada)	21,279	798,122
Hermes International (France)	3,696	5,231,959
Kering SA (France)	1,720	1,087,429
LVMH Moet Hennessy Louis Vuitton SE (France)	42,950	30,611,005
NIKE, Inc. (Class B Stock)	132,875	17,879,660
Pandora A/S (Denmark)	38,039	3,643,559
PVH Corp.	24,700	1,892,267
Ralph Lauren Corp.	25,557	2,899,186
Tapestry, Inc.	124,900	4,640,035
Under Armour, Inc. (Class A Stock)*	6,300	107,226
Under Armour, Inc. (Class C Stock)*	6,900	107,364
VF Corp.(a)	17,388	988,682
		93,315,555
Tobacco — 0.5%
Altria Group, Inc.	226,600	11,839,850
British American Tobacco PLC (United Kingdom)	456,015	19,141,192

A12

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Imperial Brands PLC (United Kingdom)	173,067	$3,657,685
Japan Tobacco, Inc. (Japan)	626,900	10,709,684
Philip Morris International, Inc.	113,081	10,622,829
Swedish Match AB (Sweden)	982,839	7,384,970
		63,356,210
Trading Companies & Distributors — 0.5%
Air Lease Corp.	112,300	5,014,195
Ashtead Group PLC (United Kingdom)	117,035	7,397,457
Brenntag SE (Germany)	19,082	1,539,576
Bunzl PLC (United Kingdom)	85,500	3,337,176
Fastenal Co.	18,400	1,092,960
Ferguson PLC	75,054	10,133,892
Howden Joinery Group PLC (United Kingdom)	131,725	1,319,124
IMCD NV (Netherlands)	4,644	792,882
Marubeni Corp. (Japan)	126,300	1,463,430
Mitsui & Co. Ltd. (Japan)	472,200	12,775,468
Sumitomo Corp. (Japan)	320,200	5,533,561
Toromont Industries Ltd. (Canada)	4,201	398,241
Toyota Tsusho Corp. (Japan)	17,472	717,528
United Rentals, Inc.*	12,064	4,285,254
Univar Solutions, Inc.*	97,100	3,120,794
W.W. Grainger, Inc.	15,519	8,004,545
		66,926,083
Transportation Infrastructure — 0.0%
Transurban Group (Australia)	188,826	1,904,855
Water Utilities — 0.0%
American Water Works Co., Inc.	5,800	960,074
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	170,000	5,574,493
Rogers Communications, Inc. (Canada) (Class B Stock)	108,540	6,159,645
T-Mobile US, Inc.*(a)	102,300	13,130,205
Vodafone Group PLC (United Kingdom)	3,032,816	4,938,269
		29,802,612

Total Common Stocks (cost $6,764,863,544)		6,903,396,800
Exchange-Traded Funds — 4.7%
iShares Core S&P 500 ETF	221,250	100,378,912
iShares Core U.S. Aggregate Bond ETF	493,500	52,853,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	387,400	46,852,156
iShares MSCI EAFE ETF(a)	518,400	38,154,240
iShares Russell 1000 Growth ETF	323,100	89,702,253
iShares Russell 1000 Value ETF	434,500	72,118,310
SPDR S&P 500 ETF Trust	514,250	232,255,870
Vanguard Total Bond Market ETF	319,975	25,450,812

Total Exchange-Traded Funds (cost $673,335,902)		657,766,403
	Shares	Value

Preferred Stocks — 0.1%
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	11,247	$4,973,161
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	14,841	991,042

Total Preferred Stocks (cost $7,057,347)		5,964,203

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.9%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		175	175,626
Series 2019-02, Class C
2.740%	04/18/25		913	916,533
Series 2021-01, Class A2
0.280%	06/18/24		163	162,710
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		479	465,724
Series 2020-02A, Class A, 144A
2.020%	02/20/27		2,500	2,368,866
Series 2021-02A, Class C, 144A
2.350%	02/20/28		1,600	1,461,912
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27		900	831,452
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		487	474,088
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		629	608,232
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		229	230,661
Series 2020-01A, Class D, 144A
2.730%	12/15/25		725	722,145
Series 2020-03A, Class C
1.320%	07/15/25		80	79,358
Series 2021-01A, Class B
0.500%	02/18/25		738	735,637
Series 2021-03A, Class D
1.550%	06/15/27		3,300	3,127,962
Series 2022-01A, Class E, 144A
5.020%	10/15/29		1,500	1,448,440
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		419	416,486
Series 2021-01, Class A, 144A
0.310%	06/16/25		670	665,428
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	1,700	1,286,746

A13

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	500	$482,909
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,763	1,632,408
Series 2021-01, Class C, 144A
1.910%	10/17/33	411	382,524
Series 2021-02, Class C, 144A
2.110%	05/15/34	445	416,058
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	329	323,580
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	322	320,068
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	300	284,650
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,410	2,197,392
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,192	1,128,745
Series 2022-02A, Class B, 144A
2.650%	06/26/28	600	562,487
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	189	185,690
Series 2021-03, Class D, 144A
1.009%	02/26/29	530	514,256
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	1,575	1,576,557
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	633	633,456
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,363	2,371,869
Series 2021-01A, Class C, 144A
1.420%	07/14/28	330	306,960
Series 2021-01A, Class D, 144A
1.620%	11/14/30	500	463,857
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	470	468,508
Series 2021-01, Class D
1.130%	11/16/26	1,920	1,839,060
Series 2021-02, Class D
1.350%	07/15/27	1,618	1,548,772
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	590	595,485
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	204	203,460
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	356	353,015
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-02A, Class B, 144A
0.620%	07/15/26		245	$237,901
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.729%(c)	08/20/29		1,298	1,291,145
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		1,100	1,019,023
				37,517,841
Collateralized Debt Obligations — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
1.500%(c)	01/15/37		800	795,099
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
1.400%(c)	02/19/37		1,900	1,884,623
				2,679,722
Collateralized Loan Obligations — 2.3%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.644%(c)	04/20/32		3,441	3,441,147
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.358%(c)	10/25/33		1,480	1,464,924
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/15/31		1,064	1,056,352
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		5,000	4,933,066
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	1,753	1,915,671
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	5,851	6,420,434
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.858%(c)	07/25/34		1,082	1,067,886
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		6,355	6,294,050

A14

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	10/15/33		575	$569,487
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.539%(c)	05/17/31		1,064	1,055,827
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.409%(c)	10/15/34		16,000	15,826,174
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.600%(c)	08/20/32		15,500	15,357,724
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,128	2,323,260
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	9,145	9,976,630
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	01/20/35		4,815	4,762,975
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34		2,553	2,527,986
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.241%(c)	04/18/31		706	700,352
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.294%(c)	04/20/31		1,489	1,477,022
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	07/15/34		2,766	2,736,147
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.366%(c)	01/17/34		6,000	5,936,794
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	7,500	8,218,808
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29		303	302,089
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.361%(c)	07/15/31		2,128	2,114,378
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.319%(c)	10/20/34		10,000	$9,976,607
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	04/15/33		941	936,145
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.000%(c)	10/15/34	EUR	4,250	4,675,093
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		3,191	3,164,789
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	04/15/34		2,128	2,106,513
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	10/20/31		1,702	1,694,982
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.549%(c)	04/15/33		2,128	2,115,232
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,064	1,157,257
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31		276	274,098
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.388%(c)	10/19/28		909	906,335
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.315%(c)	04/21/31		1,176	1,164,828
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	2,553	2,790,515
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.408%(c)	04/25/30		506	504,482
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34		9,000	8,907,364
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	10/17/31		1,895	1,877,865

A15

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	10/20/34		16,250	$16,073,268
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.800%(c)	07/15/32	EUR	4,750	5,204,346
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/15/32		1,975	1,953,391
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.991%(c)	04/15/29		1,294	1,281,590
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.378%(c)	04/25/32		1,489	1,479,694
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34		8,500	8,444,153
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.041%(c)	01/18/28		745	739,293
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		15,750	15,540,267
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.238%(c)	10/12/30		1,702	1,690,154
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31		2,128	2,114,789
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.594%(c)	10/13/27		230	228,878
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.491%(c)	10/15/34		1,500	1,483,166
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	04/22/30		15,500	15,370,462
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.461%(c)	10/15/34		4,000	3,948,895
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.347%(c)	04/26/31		3,214	3,192,036
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/17/31		5,240	$5,201,831
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	07/17/29		1,823	1,815,715
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.354%(c)	10/20/31		7,500	7,441,435
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30		2,409	2,409,022
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.259%(c)	04/15/31		990	981,942
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.371%(c)	01/17/31		851	846,320
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/16/31		1,277	1,268,216
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.104%(c)	07/20/34		588	583,796
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	10/15/34		6,000	5,937,504
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.391%(c)	07/15/31		2,128	2,117,827
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	10/20/31		3,191	3,177,655
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.307%(c)	10/20/34		6,000	5,939,451
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	04/25/31		3,191	3,171,824
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.337%(c)	01/26/31		851	845,424
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		716	711,929
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	7,500	8,237,301

A16

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	740	$813,209
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	4,248	4,675,445
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.201%(c)	04/16/31		288	284,865
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34		4,530	4,484,839
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34		2,128	2,107,593
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30		1,422	1,417,449
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.469%(c)	04/23/32		2,547	2,526,952
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	04/15/33		629	624,430
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/17/32		7,000	6,923,049
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		1,181	1,176,467
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/17/31		1,859	1,846,306
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.424%(c)	07/20/32		2,705	2,687,861
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.389%(c)	07/24/32		16,790	16,668,635
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		2,995	2,955,656
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		2,243	$2,233,046
				323,588,664
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		551	542,540
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		838	823,003
Series 2022-X01, Class A, 144A
1.750%	02/15/27		425	420,034
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		154	150,329
Series 2022-A, Class A, 144A
1.710%	02/20/35		1,263	1,241,012
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	160	122,182
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,148	1,151,797
Series 2019-02A, Class A, 144A
2.780%	04/20/28		2,450	2,424,106
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,405	1,270,362
Series 2021-02A, Class C, 144A
3.090%	04/20/32		800	724,468
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		210	208,967
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31		69	68,298
Series 2021-03A, Class A, 144A
0.650%	12/15/31		408	402,540
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31		130	129,674
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,505	1,396,604
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		829	830,943
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		454	440,791
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,500	1,458,486
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29		41	40,480

A17

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2021-01, Class B, 144A
1.300%	09/25/30		500	$475,097
Series 2021-01, Class C, 144A
1.610%	09/25/30		800	752,765
Series 2021-01, Class D, 144A
2.040%	09/25/30		800	751,514
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		871	846,941
				16,672,933
Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.415%(c)	03/15/29	GBP	594	779,660
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		554	555,282
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.050%(c)	11/15/29		2,600	2,573,610
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.845%(c)	11/15/28	GBP	1,074	1,418,694
				5,327,246
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,467	1,417,403
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	05/25/34		144	139,161
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
1.282%(c)	08/25/33		5	5,141
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.957%(c)	03/25/43		80	79,042
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.937%(c)	01/25/34		193	183,562
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	09/25/34		122	115,455
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	04/25/34		109	105,459
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.477%(c)	10/25/33		15	$14,542
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
2.032%(c)	11/25/32		11	10,832
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	08/25/33		133	129,268
				782,462
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		648	646,436
Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/23		100	98,764
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24		3,276	3,211,726
				3,310,490
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	02/25/34		37	35,835
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	10/25/34		101	99,003
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.507%(c)	11/25/34		73	73,412
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
4.014%(cc)	05/25/35		4	3,653
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.403%(c)	11/25/60	EUR	1,239	1,352,487
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.932%(c)	06/25/34		49	48,944

A18

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
2.302%(c)	01/25/35		110	$109,983
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%
1.452%(c)	09/27/75	EUR	1,882	2,036,576
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.297%(c)	08/25/34		2	1,865
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.397%(c)	09/25/34		295	291,572
				4,053,330
Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		188	186,932
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69		161	155,410
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		1,009	1,006,605
Series 2019-D, Class 1PT, 144A
2.956%(cc)	01/16/46		1,609	1,599,552
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		1,444	1,418,389
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		768	760,360
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,332	1,313,112
				6,440,360

Total Asset-Backed Securities (cost $411,452,680)				402,436,887
Bank Loans — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28		1,009	995,209
Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
3.000%(c)	03/18/28		392	386,133
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
5.250%(c)	08/12/28		284	282,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, SOFR + 4.000%
4.500%(c)	03/01/29	1,725	$1,707,319
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	784	775,492
			2,482,811
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	03/01/24	2,667	2,650,817
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
3.500%(c)	05/27/24	950	902,500

Total Bank Loans (cost $7,773,913)			7,700,271
Commercial Mortgage-Backed Securities — 1.5%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.100%(cc)	05/15/35	1,000	958,416
Series 2018-20TS, Class E, 144A
3.100%(cc)	05/15/35	1,350	1,283,670
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	4,600	4,285,996
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	376	374,020
Series 2018-BN13, Class A4
3.953%	08/15/61	2,387	2,459,638
Series 2019-BN20, Class A2
2.758%	09/15/62	3,587	3,430,910
Series 2019-BN24, Class A3
2.960%	11/15/62	599	581,933
Series 2021-BN34, Class A5
2.438%	06/15/63	729	679,742
Series 2021-BN36, Class A4
2.218%	09/15/64	7,000	6,416,021
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
1.119%(c)	03/15/37	600	585,257
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,019	2,871,568
Series 2021-C11, Class A4
2.043%	09/15/54	7,850	7,025,503
Benchmark Mortgage Trust,
Series 2019-B13, Class A3
2.701%	08/15/57	1,455	1,387,673
Series 2021-B29, Class A4
2.138%	09/15/54	7,400	6,714,529

A19

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.547%(c)	09/15/38	3,550	$3,469,988
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.097%(c)	09/15/38	850	830,845
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.747%(c)	09/15/38	2,485	2,422,775
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.447%(c)	11/15/35	2,305	2,287,708
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	10/15/36	125	122,288
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
3.217%(c)	12/15/38	5,000	4,849,362
Series 2021-VOLT, Class XCP, IO, 144A
1.965%(cc)	09/15/36	88,270	855,884
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.001%(c)	01/15/39	6,300	6,181,497
Series 2022-VAMF, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.001%(c)	01/15/39	2,750	2,660,365
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	5,936	5,646,106
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	1,905	1,863,887
Series 2019-CD08, Class A3
2.657%	08/15/57	5,269	4,933,307
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	3,790	3,695,578
Series 2016-C07, Class A2
3.585%	12/10/54	2,770	2,772,583
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	1,431	1,452,741
Series 2015-GC31, Class A3
3.497%	06/10/48	4,324	4,303,466
Series 2015-GC31, Class A4
3.762%	06/10/48	1,265	1,276,194
Series 2017-C04, Class A3
3.209%	10/12/50	2,103	2,068,690
Series 2018-C06, Class A4
4.412%	11/10/51	1,210	1,276,446
Series 2019-GC41, Class A4
2.620%	08/10/56	2,128	2,020,078
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		1,406	$1,421,993
Series 2014-CR20, Class A3
3.326%	11/10/47		4,150	4,128,567
Series 2014-UBS04, Class A3
3.430%	08/10/47		883	886,967
Series 2014-UBS06, Class A4
3.378%	12/10/47		1,586	1,573,466
Series 2015-DC01, Class A4
3.078%	02/10/48		4,040	3,967,539
Series 2015-LC21, Class A3
3.445%	07/10/48		4,005	3,975,791
Series 2015-LC23, Class A3
3.521%	10/10/48		2,857	2,857,008
Series 2016-COR01, Class A3
2.826%	10/10/49		2,546	2,475,448
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.547%(c)	05/15/36		412	404,264
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		9,187	9,029,763
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		4,562	4,497,914
Series 2017-CX10, Class A4
3.191%	11/15/50		1,636	1,603,933
Series 2018-CX12, Class A3
3.959%	08/15/51		1,459	1,487,388
Series 2019-C17, Class A4
2.763%	09/15/52		462	442,093
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.694%(c)	08/07/30	GBP	1,103	1,421,081
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		2,387	2,331,355
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		623	586,498
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.508%(cc)	05/25/22		1,039	10
Series K021, Class X1, IO
1.384%(cc)	06/25/22		3,630	36
Series K024, Class X1, IO
0.774%(cc)	09/25/22		7,241	16,664
Series K025, Class X1, IO
0.777%(cc)	10/25/22		6,058	17,968
Series K040, Class X1, IO
0.703%(cc)	09/25/24		522	7,363
Series K052, Class X1, IO
0.644%(cc)	11/25/25		26,207	518,880

A20

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.353%(cc)	03/25/26	5,619	$251,602
Series K097, Class X1, IO
1.090%(cc)	07/25/29	10,615	720,142
Series K098, Class X1, IO
1.144%(cc)	08/25/29	2,201	156,690
Series K115, Class X1, IO
1.327%(cc)	06/25/30	12,684	1,136,824
Series K131, Class X1, IO
0.729%(cc)	07/25/31	53,074	3,010,193
Series K736, Class X1, IO
1.308%(cc)	07/25/26	732	32,286
Series K741, Class X1, IO
0.572%(cc)	12/25/27	691	19,609
Series Q001, Class XA, IO
2.138%(cc)	02/25/32	2,398	226,284
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.497%(c)	10/15/36	260	251,975
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.947%(c)	10/15/36	420	408,349
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	1,291	1,278,996
Series 2019-GC42, Class A3
2.749%	09/01/52	4,720	4,489,054
Series 2020-GC45, Class A4
2.658%	02/13/53	1,695	1,618,615
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	585	580,772
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	1,750	1,756,789
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.037%(c)	06/15/38	800	769,856
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
3.787%(c)	06/15/38	725	695,876
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.950%(c)	03/15/39	300	299,340
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
3.400%(c)	03/15/39	850	848,130
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month Term SOFR + 2.611% (Cap N/A, Floor 2.611%)
2.912%(c)	01/15/27	1,600	1,551,860
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	657	654,235
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C08, Class A3
2.863%	12/15/48		767	$764,887
Series 2013-C09, Class A3
2.834%	05/15/46		2,217	2,207,238
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		2,400	2,425,879
Series 2016-UB12, Class A4
3.596%	12/15/49		1,014	1,018,740
Series 2019-H07, Class A3
3.005%	07/15/52		1,151	1,104,097
Series 2021-L05, Class A3
2.438%	05/15/54		3,270	3,047,998
Series 2021-L05, Class A4
2.728%	05/15/54		494	470,258
Series 2021-L07, Class A4
2.322%	10/15/54		4,300	3,938,449
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
2.345%(c)	10/15/36		8,600	8,228,659
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.255%(c)	08/17/31	GBP	6,125	8,014,733
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		2,412	2,474,184
Series 2019-C16, Class A3
3.344%	04/15/52		2,128	2,080,487
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		390	389,464
Series 2013-C06, Class A3
2.971%	04/10/46		2,434	2,431,369
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		608	601,079
Series 2015-LC20, Class A4
2.925%	04/15/50		4,040	3,959,537
Series 2017-C38, Class A4
3.190%	07/15/50		2,066	2,056,886
Series 2017-C41, Class A3
3.210%	11/15/50		3,141	3,105,943
Series 2019-C49, Class A3
3.749%	03/15/52		2,820	2,898,108
Series 2019-C52, Class A4
2.643%	08/15/52		1,386	1,324,747
Series 2021-C59, Class A5
2.626%	04/15/54		447	420,792

Total Commercial Mortgage-Backed Securities (cost $226,476,472)				211,417,664

A21

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 5.6%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	137	$161,913
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		546	516,596
3.625%	02/01/31		8,940	8,700,051
3.825%	03/01/59		410	342,516
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		125	122,496
7.500%	03/15/25		944	948,985
7.875%	04/15/27(a)		3,395	3,324,959
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		165	166,652
Gtd. Notes, 144A
6.950%	01/17/28		230	243,225
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		5	5,166
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		148	172,521
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		205	188,574
4.125%	11/16/28		270	282,272
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		2,325	2,154,176
				17,330,102
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	902,483
3.400%	02/04/41		2,070	1,689,108
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		1,540	1,498,619
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		1,308	1,304,457
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	975	1,013,720
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41		110	126,629
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,235	2,035,656
				8,570,672
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	70	$69,948
5.750%	04/20/29	85	84,709
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	66	65,946
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	5,685	6,077,735
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	270	271,306
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	233	220,453
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,390	1,368,594
4.625%	04/15/29	335	318,920
			8,477,611
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	20	20,236
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31	185	169,821
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	1,810	1,835,442
			2,025,499
Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)	750	669,760
4.750%	01/15/43	332	300,401
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	1,420	1,423,850
4.000%	11/13/30	363	341,594
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	429	442,068
6.250%	10/02/43	5,465	6,236,570
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	1,125	1,128,378
4.300%	07/13/25	235	238,429
Sr. Unsec’d. Notes
2.350%	01/08/31	303	261,817
2.900%	02/26/25	70	68,718
3.100%	01/12/32	45	40,493
5.650%	01/17/29	85	92,042

A22

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25		225	$215,926
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		650	646,115
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,194	1,327,997
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		1,685	1,488,683
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	600	666,664
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	871,745
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	3,790	4,197,928
				20,659,178
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)		1,200	1,125,037
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,205	638,531
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		100	101,020
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		380	347,501
4.500%	02/15/32		350	313,899
5.625%	06/15/28		575	581,095
				3,107,083
Banks — 1.3%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	500	456,994
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,887,596
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		400	374,108
4.175%(ff)	03/24/28		200	201,388
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		232	236,146
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		980	$987,623
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		5,590	5,307,842
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		700	658,583
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		595	541,908
2.972%(ff)	02/04/33		105	98,484
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		615	537,094
2.496%(ff)	02/13/31		1,250	1,146,985
2.884%(ff)	10/22/30		388	367,665
3.194%(ff)	07/23/30		1,358	1,314,865
3.824%(ff)	01/20/28		725	733,590
3.970%(ff)	03/05/29		2,105	2,140,650
4.078%(ff)	04/23/40		4,440	4,556,502
4.271%(ff)	07/23/29		785	810,707
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		9,085	8,353,637
Sub. Notes
2.482%(ff)	09/21/36		175	150,702
Sub. Notes, MTN
4.000%	01/22/25		845	860,735
4.450%	03/03/26		575	594,904
Sub. Notes, Series L, MTN
3.950%	04/21/25		770	784,180
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	200	201,312
1.106%(ff)	05/12/32	EUR	125	126,387
2.667%(ff)	03/10/32		499	447,373
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		495	519,711
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	123,588
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		495	450,897
2.159%(ff)	09/15/29		2,260	2,015,268
2.219%(ff)	06/09/26		585	555,887
2.591%(ff)	01/20/28		710	668,104
2.871%(ff)	04/19/32		415	379,292
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		810	811,202
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	200,881
2.125%(ff)	01/23/27	EUR	1,000	1,129,471
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	200	209,308
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		855	790,470
2.045%(ff)	10/19/27		570	525,258

A23

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	200	$221,516
1.125%	08/05/22	EUR	300	333,565
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,200	190,643
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	165,728
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		425	401,989
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	110,001
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	422,594
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		290	262,647
2.572%(ff)	06/03/31		1,960	1,793,412
2.666%(ff)	01/29/31		3,995	3,711,226
3.057%(ff)	01/25/33(a)		1,860	1,740,949
3.668%(ff)	07/24/28		180	180,165
3.700%	01/12/26		175	177,260
3.887%(ff)	01/10/28		140	141,518
3.980%(ff)	03/20/30		86	87,545
4.075%(ff)	04/23/29		12,678	12,944,858
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		305	297,624
Sub. Notes
4.400%	06/10/25		845	869,516
4.600%	03/09/26		95	98,598
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	500	503,384
0.125%	12/01/31	EUR	2,200	2,187,415
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	300	215,689
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	700	712,697
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23		500	504,776
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		1,170	1,045,927
2.193%(ff)	06/05/26		540	507,760
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	360	323,379
2.250%(ff)	06/09/28	GBP	162	199,917
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,140	1,283,221
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, SOFR + 1.219%
1.423%(c)	11/16/27		1,705	1,653,778
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27		1,295	$1,191,453
2.552%(ff)	01/07/28		445	411,234
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,046,666
Sub. Notes
3.742%(ff)	01/07/33		2,305	2,036,211
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	153,579
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		525	529,861
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	453,928
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	400	307,779
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25	CNH	1,000	156,332
3.500%	07/02/25	CNH	1,000	156,767
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		610	613,550
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		95	97,548
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		400	375,270
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		405	373,786
1.542%(ff)	09/10/27		650	595,714
1.992%(ff)	01/27/32		230	199,195
2.383%(ff)	07/21/32		350	311,019
2.615%(ff)	04/22/32		1,165	1,058,920
2.650%(ff)	10/21/32		265	240,698
3.102%(ff)	02/24/33		2,910	2,745,879
3.375%	03/27/25	EUR	1,000	1,173,233
3.750%	02/25/26		115	116,958
3.800%	03/15/30		250	251,857
3.814%(ff)	04/23/29		5,615	5,653,346
3.850%	01/26/27		345	349,042
4.017%(ff)	10/31/38		3,650	3,677,557
4.223%(ff)	05/01/29		97	99,361
Sub. Notes
6.750%	10/01/37		145	183,169
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		495	466,624
3.000%(ff)	07/22/28	GBP	975	1,266,918
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	600	606,327
0.250%(ff)	02/01/30	EUR	100	99,109
3.869%(ff)	03/28/26		300	301,489
4.017%(ff)	03/28/28		430	432,962

A24

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		545	$541,545
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		4,765	4,592,530
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)		2,747	2,747,044
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	650	807,644
2.069%(ff)	06/01/29		3,060	2,812,960
2.525%(ff)	11/19/41		10,500	8,692,871
2.545%(ff)	11/08/32		900	821,473
2.580%(ff)	04/22/32		482	442,023
3.200%	06/15/26		535	537,410
3.509%(ff)	01/23/29		120	119,826
3.702%(ff)	05/06/30		297	299,078
3.782%(ff)	02/01/28		455	460,777
3.964%(ff)	11/15/48		330	337,437
4.005%(ff)	04/23/29		2,145	2,190,093
4.452%(ff)	12/05/29		282	294,764
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	788	868,816
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	882	921,636
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27		540	541,300
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	400	441,363
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	681,429
Sr. Unsec’d. Notes, EMTN
7.500%	04/02/32		100	69,162
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		20	17,733
2.699%(ff)	01/22/31		13,150	12,301,708
3.772%(ff)	01/24/29		325	327,576
3.875%	01/27/26		100	101,898
4.431%(ff)	01/23/30		1,916	2,006,184
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		685	620,282
2.943%(ff)	01/21/33		1,920	1,799,076
3.125%	07/27/26		735	728,489
3.591%(ff)	07/22/28		185	185,739
3.622%(ff)	04/01/31		560	558,374
Sub. Notes
2.484%(ff)	09/16/36		450	386,325
Sub. Notes, GMTN
4.350%	09/08/26		630	649,891
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		1,480	1,497,741
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
3.622%(ff)	08/14/30	GBP	675	$885,290
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	3,799	4,046,262
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	156,554
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	231,133
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		2,505	2,344,893
3.337%(ff)	01/21/33		2,160	1,988,524
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		1,170	1,173,833
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,055,083
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24		1,350	1,337,315
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, Series FXD, MTN
1.450%	01/10/25		310	297,564
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		3,310	3,001,121
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
0.625%	02/24/33	EUR	200	195,411
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		650	592,062
2.859%(ff)	08/15/23		655	656,013
3.126%(ff)	08/13/30		695	668,929
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	782	796,865
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,170	1,084,470
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	460	520,123
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		4,005	3,789,876
2.879%(ff)	10/30/30		580	552,063
4.478%(ff)	04/04/31		7,690	8,136,703
				187,192,219
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		455	494,519
4.900%	02/01/46		3,505	3,894,335

A25

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	06/01/60		100	$106,088
5.450%	01/23/39		405	472,718
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		270	238,265
				5,205,925
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		55	46,219
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		212	185,644
3.300%	09/02/40		35	29,886
				261,749
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		68	61,892
3.577%	04/05/50		27	24,704
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	1,041	1,173,426
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,005	965,874
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		48	43,099
3.200%	07/15/51		123	104,924
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		275	247,874
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		450	457,729
4.300%	07/15/47		1,930	1,895,833
4.400%	01/30/48		435	434,720
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,810	1,781,780
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,050	961,968
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		45	44,452
6.500%	03/15/27		259	264,144
				8,462,419
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.1%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,500	$1,530,773
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30		225	218,252
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		180	193,810
5.150%	03/15/34		3,550	3,946,947
5.375%	03/15/44		200	225,849
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		105	90,137
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		280	283,509
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29		1,622	1,674,922
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	240	250,898
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		580	645,062
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		2,572	2,310,152
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		160	161,777
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24		207	212,759
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		349	327,462
2.875%	05/11/31		331	293,689
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,220	1,223,267
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		1,313	1,331,617
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	222	238,442
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		25	22,867
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		70	60,644

A26

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		685	$639,335
				15,882,170
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		845	746,156
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	902,677
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		40	34,624
4.700%	11/01/2111		55	61,497
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		105	118,359
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	335,370
4.250%	09/25/30	GBP	300	412,581
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		415	451,213
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		300	268,288
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,368	2,365,260
7.000%	10/15/37		185	242,201
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		50	57,217
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		200	196,270
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		210	173,022
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		190	197,385
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	100	104,565
5.750%	07/15/27	EUR	170	183,478
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		475	469,551
4.678%	07/01/2114		80	92,924
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,630	2,644,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50	206	$175,969
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	55	46,996
3.150%	07/15/46	260	249,710
3.300%	07/15/56	30	29,751
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	215	208,368
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	340	330,849
3.700%	03/01/52	150	152,170
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	25	22,091
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,035	965,317
3.875%	02/15/31	75	70,918
4.875%	01/15/28	600	609,584
5.250%	01/15/30	1,810	1,866,167
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	20	17,664
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	20	16,660
Unsec’d. Notes, Series 2017
3.841%	10/01/47	245	259,601
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,330	1,330,000
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	150	135,445
			16,544,515
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61	143	122,515
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	250	250,121
3.625%	03/24/32	375	375,152
4.000%	03/24/52	250	250,648
			875,921
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,565	1,464,744

A27

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		240	$221,863
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		185	168,485
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		450	463,146
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		500	652,598
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	2,255	2,399,575
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		440	444,662
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		1,770	1,743,026
3.000%	06/15/50		147	128,759
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		90	107,969
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		3,170	2,855,029
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	2,375	3,039,487
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		162	140,198
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,000	2,037,533
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.710%	01/22/29		3,475	3,216,552
2.999%	01/22/32(a)		740	679,826
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,145	2,293,062
8.250%	10/01/23		724	763,278
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	2,251	2,462,618
Gtd. Notes, 144A
1.250%	09/27/30		1,698	1,505,262
2.000%	04/16/31		2,489	2,322,494
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,419	2,502,125
0.900%	05/20/41	EUR	722	697,188
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)		484	$415,241
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		230	229,895
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,450	1,479,929
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		2,200	2,058,625
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	600	656,424
				35,684,849
Electric — 0.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		420	393,724
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		205	226,533
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	879,173
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	815	815,446
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		480	430,104
4.500%	02/15/28		1,095	1,068,502
5.250%	06/01/26		146	147,148
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		35	32,387
5.000%	02/01/31		460	418,946
5.125%	03/15/28		2,231	2,128,302
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		155	161,365
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		710	624,729
4.688%	05/15/29		970	957,489
Sr. Unsec’d. Notes
5.000%	09/29/36		711	694,217
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48		205	217,664
6.450%	01/15/38		190	247,998
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		40	35,429

A28

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		330	$347,913
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		499	518,860
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		182	179,275
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24		805	792,212
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82		2,110	1,869,131
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		185	183,952
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	975	965,422
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	793,474
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33		125	130,354
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		700	715,308
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		259	250,953
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48		245	257,354
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		265	276,951
5.100%	06/15/45		171	191,561
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		195	190,227
4.100%	03/15/52		105	106,897
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		55	59,616
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		215	289,277
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	749,208
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		320	292,582
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		365	381,339
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		508	$512,195
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	584,480
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	112,662
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		67	61,629
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		405	400,210
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		989	1,005,367
Gtd. Notes, 144A
3.375%	02/15/29		125	111,333
3.625%	02/15/31		1,109	977,027
3.875%	02/15/32		60	52,996
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		1,015	955,915
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	767,980
4.250%	02/26/26		285	285,958
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.428%(s)	04/11/31	CAD	400	238,618
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		1,720	1,706,635
Sr. Sec’d. Notes
3.250%	06/01/31		190	171,827
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		60	60,243
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	388,082
2.875%	10/25/25	EUR	430	489,030
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	615	596,677
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		200	181,523
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		715	655,445
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		100	97,505
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52		1,935	1,801,977

A29

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
3.300%	04/01/25		215	$215,097
3.700%	04/01/29		15	15,088
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		320	308,365
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		90	95,703
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		147	156,230
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30		400	348,167
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		32	25,735
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		750	730,100
8.000%(ff)	10/15/26(oo)		2,500	2,515,435
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,830	3,766,437
5.500%	09/01/26		10	10,052
5.625%	02/15/27		10	9,995
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		325	322,103
3.700%	01/30/27		1,535	1,471,695
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		84	77,907
				41,304,445
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	69,479
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	824,947
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	193,450
2.000%	02/15/33	EUR	4,000	3,774,737
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	386,677
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	1,078,577
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	517	539,979
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		455	$401,332
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32(a)		325	295,020
				7,494,719
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		425	398,604
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		305	306,419
3.755%	03/15/27		295	294,572
4.054%	03/15/29		290	291,415
4.279%	03/15/32		100	100,563
5.050%	03/15/42		1,205	1,229,332
5.141%	03/15/52		1,085	1,110,754
5.391%	03/15/62		445	459,782
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29		150	129,134
5.875%	09/01/31(a)		1,100	941,848
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26		1,810	1,884,662
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	28,239
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)		30	31,198
				7,206,522
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)		155	146,429
3.500%	02/15/23		180	180,167
3.500%	03/15/29		40	36,109
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		625	596,917
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,730	4,526,657
4.500%	02/16/26	GBP	160	201,243
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,983,379
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,019	1,188,861
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		435	458,544

A30

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32(a)	3,485	$3,114,581
6.500%	04/15/29	610	646,444
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	827	843,322
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	85	86,094
4.875%	10/01/49	2,165	2,282,582
5.200%	07/15/45	105	113,605
5.500%	06/01/50	50	56,958
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	575	537,034
4.375%	01/31/32	750	700,296
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	215	218,950
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	155	143,333
5.875%	09/30/27	1,265	1,278,822
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29(a)	350	336,880
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	700	620,406
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26	200	201,256
			20,498,869
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	325	367,449
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	415	404,429
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	855	804,774
			1,576,652
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	749	746,374
5.875%	08/20/26	300	299,461
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	272	259,459
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	110	131,474
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	$316,373
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		50	47,770
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	678,539
				2,479,450
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	400	431,742
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	4,050	4,540,360
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	231	258,969
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
0.868%	12/01/23		300	290,483
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	185	187,491
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		53	49,852
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	430	426,852
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	150	147,333
1.625%	10/15/50	EUR	140	134,154
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,190	1,100,695
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		675	628,014
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	290	300,314
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	210	208,304
1.875%	10/01/49	EUR	135	134,254
				8,838,817
Healthcare-Services — 0.2%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		25	23,785
4.272%	08/15/48		335	363,721

A31

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2020
2.211%	06/15/30		370	$342,740
3.008%	06/15/50		620	548,531
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		200	256,587
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		192	184,903
4.625%	05/15/42		80	87,651
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		80	83,711
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		190	183,042
3.106%	11/15/39		660	615,031
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		75	77,382
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		441	393,996
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		2,210	2,191,738
2.782%	10/01/30		787	726,864
3.910%	10/01/50		153	146,297
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,975	1,845,855
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		1,065	907,063
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		160	154,456
5.375%	02/01/25		485	505,532
5.375%	09/01/26		160	168,538
5.625%	09/01/28		10	10,810
5.875%	02/01/29		20	21,930
Sr. Sec’d. Notes
3.500%	07/15/51		2,250	1,949,605
4.125%	06/15/29		765	779,070
5.000%	03/15/24		900	932,924
5.125%	06/15/39		200	216,056
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		730	664,930
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		275	286,392
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	3,570	3,618,660
Gtd. Notes, 144A
1.750%	03/15/26	EUR	595	642,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	985	$1,060,854
Gtd. Notes, Series 2019
3.266%	11/01/49	20	18,698
Unsec’d. Notes, Series 2021
2.810%	06/01/41	245	215,613
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	220	238,790
MEDNAX, Inc.,
Gtd. Notes, 144A
5.375%	02/15/30	600	580,307
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	20	21,278
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	845	697,133
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	225	192,756
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	215	231,732
4.763%	08/01/2116	95	102,554
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	390	360,878
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	35	35,488
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	60	53,100
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	260	237,361
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	35	40,919
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	535	433,625
Sec’d. Notes, Series 2042
2.719%	01/01/42	675	556,599
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,205	1,236,015
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	600	561,439
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	1,300	1,321,381
Sec’d. Notes, 144A
6.250%	02/01/27(a)	530	544,344

A32

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
4.625%	07/15/24	147	$147,674
Sr. Sec’d. Notes, 144A
4.875%	01/01/26	20	20,238
5.125%	11/01/27	1,555	1,563,025
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	90	99,947
Sec’d. Notes, Series 2019
3.372%	11/15/51	60	56,223
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	183	152,644
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	195	181,797
3.500%	08/15/39	110	109,324
4.375%	03/15/42	200	217,776
4.625%	11/15/41	300	338,708
4.750%	07/15/45	34	39,411
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	80	90,917
			30,689,139
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,622	1,660,312
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	824	830,002
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $205,752; purchased 07/09/21 - 12/10/21)(f)
6.250%	09/15/27	195	191,047
Sr. Unsec’d. Notes, 144A (original cost $1,671,104; purchased 07/09/21 - 12/10/21)(f)
5.000%	06/15/29	1,635	1,502,593
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	55	57,111
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,250	1,173,798
5.250%	12/15/27	21	20,757
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	261	271,551
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,499	1,465,395
			7,172,566
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Furnishings — 0.0%
Leggett & Platt, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/51(a)		1,720	$1,514,928
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	200	219,954
Housewares — 0.0%
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	428,374
Insurance — 0.1%
AIA Group Ltd. (Hong Kong),
Sub. Notes, GMTN
0.880%(ff)	09/09/33	EUR	143	143,215
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		145	156,861
4.750%	04/01/48		65	74,595
4.800%	07/10/45		120	135,233
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	975	1,132,895
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	514	599,102
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	335	370,247
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		750	826,351
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		170	169,866
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		3,585	3,357,059
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		100	93,885
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	190	213,525
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		3,242	3,438,021
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		195	237,062
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		65	70,199

A33

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		303	$277,661
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	938,082
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		374	339,448
4.625%	09/15/42		20	21,313
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		135	168,030
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	533,588
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		80	88,862
6.850%	12/16/39		24	31,542
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		675	592,651
				14,009,293
Internet — 0.0%
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		585	542,818
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		490	476,335
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		205	187,301
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	3,800	3,942,108
				5,148,562
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		1,610	1,561,147
3.450%	04/15/30		1,544	1,522,167
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	2,950	3,250,711
				6,334,025
Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		285	268,375
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		765	691,691
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
5.375%	05/01/25		65	$66,500
5.750%	05/01/28		45	46,569
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		215	216,671
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		1,050	1,023,506
Sr. Unsec’d. Notes, SOFR Index+ 1.050%
1.320%(c)	10/01/23		1,310	1,313,581
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		405	390,870
3.500%	08/18/26		140	132,156
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		125	130,474
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		520	475,308
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		284	245,237
				5,000,938
Machinery-Diversified — 0.0%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32		1,520	1,348,203
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,100	3,387,559
				4,735,762
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		515	471,286
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		481	438,423
4.250%	01/15/34		900	780,424
4.500%	08/15/30		90	84,508
4.500%	06/01/33		285	255,787
4.750%	03/01/30(a)		405	389,285
5.000%	02/01/28		85	84,170
5.125%	05/01/27		315	315,578
5.375%	06/01/29		200	199,634
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		127	106,220
3.900%	06/01/52		6,720	5,688,599
4.464%	07/23/22		24	24,091
5.050%	03/30/29		1,515	1,604,362
5.375%	05/01/47		110	112,449
6.384%	10/23/35		385	437,489
6.484%	10/23/45		90	102,576

A34

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		118	$99,267
3.750%	04/01/40		620	622,644
Gtd. Notes, 144A
2.937%	11/01/56		68	56,711
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		1,125	1,018,388
3.150%	08/15/24		225	225,448
4.800%	02/01/35		124	130,388
CSC Holdings LLC,
Sr. Unsec’d. Notes
5.875%	09/15/22		150	151,348
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)		1,200	1,002,580
5.750%	01/15/30		825	734,832
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		220	190,108
4.125%	05/15/29		900	910,080
5.300%	05/15/49		3,440	3,622,632
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		100	85,135
5.875%	11/15/24		200	199,833
7.750%	07/01/26(a)		2,115	2,099,257
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45		3,160	3,082,665
4.950%	01/15/31(a)		650	690,942
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		130	110,906
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,590	1,607,274
				27,735,319
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		575	576,760
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		200	192,436
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		3,255	2,971,386
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42(a)		585	663,960
6.750%	04/16/40		179	228,298
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		2,615	$3,131,680
				7,764,520
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		205	205,549
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	535	568,606
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	274,087
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	189,053
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	958	1,042,609
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		180	203,094
				2,482,998
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	405,984
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		425	414,435
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		250	255,321
8.375%	07/15/26		181	200,099
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		135	138,585
9.000%	11/01/27		25	34,476
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		39	33,273
3.001%	03/17/52		155	133,236
3.379%	02/08/61		217	193,080
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	365	358,361
3.625%(ff)	03/22/29(oo)	EUR	650	710,410
4.375%(ff)	06/22/25(oo)		775	778,984
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		35	31,683
3.750%	02/15/52		120	107,886
5.250%	06/15/37		3,780	4,107,161
5.400%	06/15/47		80	90,222
6.750%	11/15/39		180	223,097

A35

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		476	$491,776
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		200	202,332
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		45	45,850
4.300%	11/15/44		155	167,894
Gtd. Notes, 144A
3.758%	03/15/42		75	76,232
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		130	131,807
Gtd. Notes, 144A
2.268%	11/15/26		200	187,141
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		170	196,411
5.850%	12/15/25		94	101,802
7.875%	09/30/31		50	64,922
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		7,788	7,779,418
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		805	824,554
6.875%	04/29/30(a)		540	568,155
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		150	154,769
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		905	898,253
4.875%	03/30/26		45	43,654
5.375%	03/30/28		765	740,056
5.875%	03/30/31		35	33,494
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		70	71,187
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23	CHF	500	244,034
2.500%	03/21/26	EUR	700	294,262
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	09/29/31(a)		1,430	1,312,199
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		353	362,626
5.600%	02/15/41		70	78,775
7.300%	08/15/31		210	257,669
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	106,043
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.000%	02/01/31		106	$107,172
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		232	235,498
6.500%	06/30/27		345	354,589
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		650	602,675
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		4,090	4,118,585
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		30	30,414
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.933%(s)	10/10/36		490	262,889
5.550%	03/15/26		395	419,549
5.875%	09/01/25		35	37,194
6.450%	09/15/36		5	5,876
6.625%	09/01/30		305	350,005
6.950%	07/01/24		280	300,593
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		235	249,235
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		150	178,223
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		1,246	1,300,288
5.750%	02/01/29		71	73,753
6.250%	03/17/24		6	6,314
6.625%	01/16/34	GBP	1,530	2,016,599
6.900%	03/19/49		260	259,171
7.250%	03/17/44		455	475,198
7.375%	01/17/27		228	254,258
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	605	822,884
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		279	272,397
4.750%	02/26/29	EUR	1,550	1,589,015
5.350%	02/12/28		166	158,033
5.950%	01/28/31		61	56,338
6.350%	02/12/48(a)		446	351,358
6.375%	01/23/45		415	331,728
6.490%	01/23/27(a)		1,052	1,067,194
6.500%	03/13/27		1,081	1,097,446
6.500%	01/23/29(a)		450	446,421
6.625%	06/15/35		36	32,285
6.840%	01/23/30(a)		428	425,281
6.875%	10/16/25		35	36,673
7.690%	01/23/50		625	546,371
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	345	382,497

A36

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.875%	02/21/28	EUR	3,215	$3,382,951
5.125%	03/15/23	EUR	115	129,934
Gtd. Notes, MTN
4.625%	09/21/23		540	545,864
6.750%	09/21/47		185	150,440
6.875%	08/04/26		365	381,633
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	186,692
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		2,415	2,174,343
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		310	289,073
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,390	1,408,041
5.000%	03/15/23		196	197,632
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		3,790	3,557,104
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		604	553,013
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		40	35,967
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		217	222,842
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31		400	362,356
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		332	313,839
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	659,740
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	475	444,820
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	400	383,750
				57,879,657
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		355	400,677
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	468	$477,570
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		250	229,863
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		850	789,921
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	4,400	4,530,957
				6,028,311
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25		325	331,698
4.050%	11/21/39		8,875	9,155,174
4.250%	11/21/49		208	217,033
4.500%	05/14/35		900	967,786
4.700%	05/14/45		465	506,699
4.850%	06/15/44(a)		405	449,153
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		220	219,357
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		90	74,108
5.000%	02/15/29		445	346,764
5.250%	01/30/30		1,760	1,385,591
5.250%	02/15/31		411	320,021
6.250%	02/15/29		2,160	1,784,457
7.250%	05/30/29		915	781,122
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		500	509,121
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42		180	178,246
3.700%	03/15/52		65	65,398
3.900%	03/15/62		25	25,255
4.125%	06/15/39		90	96,425
4.250%	10/26/49		71	77,719
4.625%	05/15/44		180	204,715
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		450	453,881
4.375%	10/15/28		3,905	4,107,441
Sr. Unsec’d. Notes
3.200%	03/15/40		565	513,916
3.400%	03/15/50		455	410,773
3.400%	03/15/51		1,820	1,645,120

A37

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	5,275	$4,478,873
3.250%	08/15/29	1,100	1,087,974
5.125%	07/20/45	170	192,375
5.300%	12/05/43	60	69,363
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	65	37,056
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,330	1,314,897
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5,460	4,733,244
4.000%	06/22/50	230	194,187
			36,934,942
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	1,223,416
7.875%	05/15/26	365	395,135
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	20	20,757
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	405	386,747
4.387%	11/30/46	200	187,699
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	680	662,814
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	695	684,809
Sr. Unsec’d. Notes
4.950%	06/15/28	255	267,672
5.400%	10/01/47	1,748	1,825,337
6.000%	06/15/48	1,650	1,834,239
6.250%	04/15/49	455	521,897
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	282	277,209
3.300%	02/15/53	155	132,546
5.950%	02/01/41	145	172,134
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	1,780	1,576,343
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.160%	03/31/34	264	243,609
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	288	265,756
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	555	460,493
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.050%	02/15/46		2,425	$2,572,151
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50		675	637,865
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		118	119,038
4.125%	03/01/27		276	282,692
4.500%	04/15/38		225	229,291
4.875%	06/01/25		475	492,430
4.950%	03/14/52		975	1,015,501
5.200%	03/01/47		1,835	1,978,163
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		305	354,811
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		1,715	1,663,482
5.200%	07/15/48		1,550	1,656,673
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30		370	362,289
4.700%	06/15/44		1,140	1,070,778
5.150%	06/01/42		763	744,059
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		448	434,709
7.500%	10/01/25		240	252,991
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	24,316
4.125%	08/15/31		25	24,542
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25		35	34,761
4.550%	02/01/30(a)		540	539,715
5.300%	03/01/48		30	29,745
5.450%	04/01/44		175	177,552
5.750%	02/01/50		20	19,617
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		541	535,308
3.500%	10/15/51		640	560,083
3.750%	06/15/27		155	156,956
4.500%	11/15/23		2	2,043
4.550%	06/24/24		317	325,801
4.850%	03/01/48		15	16,013
4.900%	01/15/45		170	177,702
5.100%	09/15/45		155	167,145
5.400%	03/04/44		180	198,141
				27,994,975
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	1,092,341

A38

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	815	$794,181
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	975	1,087,285
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,835	1,840,971
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	1,036,437
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	300,876
3.200%	08/14/27	CNH	5,000	763,590
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.000%	06/16/33	EUR	200	191,205
				7,106,886
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	268	278,486
3.000%	06/15/23		1,525	1,531,056
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		50	44,248
4.050%	07/01/30		2,525	2,532,788
4.125%	05/15/29		845	865,388
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31		2,010	1,795,021
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		2,670	2,404,363
2.900%	12/01/33		410	359,948
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	975	1,009,491
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	257,149
Sr. Unsec’d. Notes
4.750%	02/15/28		1,481	1,345,656
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		655	635,635
5.375%	04/15/26		2,860	2,985,942
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		585	562,275
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31		1,245	1,114,822
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		345	$312,879
2.700%	10/01/30		870	814,951
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		415	417,835
4.500%	01/15/28		305	308,021
5.625%	05/01/24		20	20,602
5.750%	02/01/27		20	21,214
Gtd. Notes, 144A
4.625%	06/15/25		226	228,429
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	775	800,037
3.325%	03/24/25	EUR	1,940	2,221,700
3.692%	06/05/28	GBP	288	367,917
4.625%	08/01/29		265	262,290
5.000%	10/15/27		20	20,347
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29		3,415	3,330,918
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		772	696,433
3.400%	01/15/30		2,220	2,140,389
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	715,976
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28		2,800	2,542,901
2.700%	07/15/31		585	527,798
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		2,235	2,323,164
Ventas Realty LP,
Gtd. Notes
4.400%	01/15/29		650	682,266
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		185	182,206
4.125%	08/15/30		5	4,834
4.250%	12/01/26		100	99,681
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		4,880	4,552,115
3.100%	01/15/30		905	873,310
4.125%	03/15/29(a)		490	506,428
4.800%	11/20/28	GBP	650	943,987
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		2,230	1,912,245
				45,553,141

A39

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		450	$426,829
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		426	426,496
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		775	804,032
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	487	524,152
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	4,305	4,750,500
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	287,884
3.875%	10/01/31(a)		325	283,683
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		190	190,019
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		345	302,912
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25		1,500	1,567,574
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		110	100,128
				9,664,209
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		315	317,085
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		268	241,287
2.600%	02/15/33		975	847,758
3.500%	02/15/41		3,950	3,525,777
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,025	1,042,097
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.703%	04/15/32		5	4,537
4.663%	02/15/30		125	131,504
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30		130	126,511
				5,919,471
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 0.1%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		165	$137,796
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		1,835	1,592,200
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		4,250	4,182,287
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		248	231,995
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		1,005	1,005,464
2.875%	03/25/31		157	143,272
3.600%	04/01/50		147	121,829
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31		89	81,295
2.700%	07/15/41		35	31,020
2.900%	07/15/51		31	27,676
3.050%	07/15/61		40	35,442
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27		455	455,930
3.700%	04/01/29		30	30,049
				8,076,255
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		360	371,074
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	617	687,518
1.700%	03/25/26		530	502,801
2.550%	12/01/33		110	97,851
3.000%	06/30/22		1,500	1,501,943
3.500%	06/01/41		1,960	1,804,822
3.500%	09/15/53		180	159,150
3.550%	09/15/55		732	642,128
3.650%	09/15/59		5,680	4,990,827
4.875%	06/01/44	GBP	100	157,060
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)		235	222,493
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		186	185,504
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		300	298,750
8.750%	05/25/24		145	144,403

A40

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		1,450	$1,350,494
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		200	181,550
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,425	1,596,695
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		75	70,613
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23		1,750	1,723,351
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	187,420
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	780,183
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	300	333,613
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	53,865
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		35	35,824
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		255	279,860
7.625%	03/01/26		15	16,940
7.875%	09/15/23		2,275	2,418,485
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	3,650,683
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		35	32,989
2.625%	02/15/29		270	246,551
2.875%	02/15/31		265	238,990
4.750%	02/01/28		25	25,406
Sr. Sec’d. Notes
2.550%	02/15/31		9,180	8,324,764
3.000%	02/15/41		140	118,282
3.875%	04/15/30		1,355	1,360,691
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	373	379,917
2.550%	03/21/31		400	371,647
2.650%	11/20/40		171	145,419
3.400%	03/22/41		5,060	4,762,208
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	4,135	$4,209,197
				44,661,961
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		70	64,919
3.000%	12/02/41		40	36,106
3.100%	12/02/51		15	13,339
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	989,334
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		590	559,568
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	600	521,265
3.638%	06/20/22	CHF	400	388,389
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	400	398,036
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	400	426,583
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	600	39,410
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		220	195,223
				3,632,172
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		235	235,989
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		173	165,222
3.250%	06/01/51		106	96,708
3.450%	05/01/50		27	25,420
				287,350

Total Corporate Bonds (cost $876,611,705)				789,671,567
Municipal Bonds — 0.1%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		55	57,256

A41

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	220	$258,488
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	770	1,096,168
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	315	392,930
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	605	727,417
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	220	255,437
6.548%	05/15/48	115	157,139
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	40	59,462
University of California,
Taxable, Revenue Bonds, Series A
4.767%	05/15/2115	8	8,873
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	355	325,213
1.614%	05/15/30	340	298,687
			3,321,326
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	85	113,864
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	1,500	1,529,021
General Obligation Unlimited, Taxable
5.100%	06/01/33	120	127,476
			1,770,361
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	200	252,491
Michigan — 0.0%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	520	496,782
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	1,625	1,590,607
			2,087,389
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	35	46,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	575	$818,935
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	145	212,011
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	210	253,452
			1,284,398
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	120	139,675
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	180	238,665
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	120	138,815
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	495	556,779
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	105	108,738
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	225	265,996
Revenue Bonds
4.458%	10/01/62	245	273,753
			1,722,421
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.058%(c)	07/25/36	1,191	1,187,836
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	45	46,983
4.800%	06/01/2111	580	658,092
			705,075
Pennsylvania — 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	50	43,589
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	55	73,782
Revenue Bonds, BABs, Series B
5.511%	12/01/45	255	332,404
			449,775

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
Revenue Bonds, Series C
—%(cc)	11/01/43	600	$322,500
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	40	50,551
Taxable, Revenue Bonds
4.427%	02/01/42	270	292,808
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	210	185,567
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	235	240,742
			769,668
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	360	357,027

Total Municipal Bonds (cost $16,200,167)			14,592,471
Residential Mortgage-Backed Securities — 0.5%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.647%(c)	03/27/36	87	86,700
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.587%(c)	02/27/37	114	112,730
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
2.326%(c)	09/26/45	41	40,639
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	03/25/29	239	238,793
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	04/25/29	123	122,712
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	1,246	1,244,522
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.457%(c)	10/25/29	703	703,347
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
4.157%(c)	10/25/30	225	228,391
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	06/25/30	2,146	2,148,192
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.499%(c)	09/25/31	200	$194,375
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	01/26/32	630	627,481
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	01/26/32	1,530	1,469,626
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26	3,854	3,854,487
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	2,046	2,034,116
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.887%(cc)	09/25/47	69	65,990
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
4.807%(c)	04/25/31	500	505,011
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.857%(c)	04/25/31	35	34,763
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.757%(c)	08/25/31	69	68,719
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.607%(c)	09/25/31	183	183,086
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	06/25/39	5	4,778
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	10/25/39	31	31,319
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.507%(c)	01/25/40	326	326,006
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.457%(c)	01/25/40	156	155,670
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
3.199%(c)	10/25/41	880	809,666
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
1.649%(c)	10/25/41	250	241,519
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/41	520	482,433
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
4.599%(c)	01/25/42	440	415,196

A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
6.349%(c)	03/25/42	475	$486,227
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	212	207,441
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.887%(c)	11/25/28	165	164,867
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29	217	215,211
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	04/25/29	1,100	1,101,082
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	10/25/33	388	387,049
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.799%(c)	10/25/33	601	603,915
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
1.649%(c)	04/25/34	1,875	1,864,473
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
3.549%(c)	04/25/34	1,090	1,035,928
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30	238	241,195
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	494	497,276
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.607%(c)	10/25/30	59	59,244
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
3.399%(c)	11/25/41	460	426,625
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.099%(c)	11/25/41	350	333,849
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	10/25/27	153	155,402
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	1,150	1,121,230
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41	845	799,981
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.757%(c)	01/25/50	448	$427,983
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.157%(c)	01/25/50	314	313,373
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	1,079	1,075,902
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.557%(c)	06/25/50	674	697,599
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50	370	388,554
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	228	228,293
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.899%(c)	10/25/50	155	157,327
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	10/25/50	160	159,997
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	159	159,225
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	75	76,689
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50	77	76,814
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.749%(c)	01/25/51	30	26,565
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	01/25/51	427	418,409
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.599%(c)	10/25/33	583	545,471
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	10/25/41	1,260	1,162,430
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.099%(c)	08/25/33	449	390,963
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/33	105	89,240
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.149%(c)	12/25/33	3,780	3,557,721

A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.449%(c)	09/25/41	3,140	$2,801,811
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	09/25/41	300	281,392
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
3.849%(c)	12/25/41	350	314,578
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41	900	845,874
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
1.949%(c)	01/25/42	1,630	1,536,366
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	09/25/48	402	404,141
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.407%(c)	10/25/49	20	19,672
Freddie Mac REMICS,
Series 4646, Class HV
3.500%	11/15/36	152	152,544
Series 4910, Class MI, IO
4.000%	08/25/49	90	13,706
Series 5020, Class IH, IO
3.000%	08/25/50	361	61,709
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	914	888,978
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	690	690,277
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	01/26/37	30	30,337
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	10/26/36	389	381,207
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	47	47,150
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.707%(c)	10/25/30	126	125,877
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	319	318,040
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	2,843	2,840,698
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	504	499,378
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		325	$322,973
MRA Issuance Trust,
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.981%(c)	03/31/23		3,325	3,317,552
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29		24	23,742
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
1.699%(c)	04/25/34		1,500	1,486,508
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.999%(c)	04/25/34		1,100	1,054,787
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.107%(c)	06/25/57		151	149,588
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22		1,411	1,407,631
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24		4,701	4,724,421
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23		310	308,663
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	08/25/25		381	377,240
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	06/25/29		900	899,687
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.799%(c)	12/27/33		3,000	2,944,592
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
1.949%(c)	11/25/31		770	764,258
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	11/25/31		1,200	1,163,860
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	1,107	1,220,594
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	10/25/59		245	244,368

A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		3,340	$3,295,228

Total Residential Mortgage-Backed Securities (cost $74,083,857)				72,043,244
Sovereign Bonds — 1.7%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	721,692
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	61	44,003
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	460	324,961
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,334	1,661,566
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	3,448	2,381,606
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	151	81,906
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,289	880,213
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	165	220,089
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	341,083
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,501	3,543,206
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	305	264,939
Bundesobligation (Germany),
Bonds, Series 180
0.000%	10/18/24	EUR	844	932,793
Bonds, Series 184
0.000%	10/09/26	EUR	995	1,084,345
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31(k)	EUR	894	942,795
0.000%	05/15/36	EUR	2,307	2,331,345
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	2,300	2,545,876
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	420	329,609
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	1,709	1,313,791
0.250%	03/01/26	CAD	3,279	2,415,855
0.500%	12/01/30	CAD	1,245	849,471
2.000%	12/01/51	CAD	987	725,958
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 0001
1.250%	06/01/30	CAD	260	$190,606
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		760	693,029
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,549,078
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,000	997,775
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,910	3,352,201
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	103,746
1.125%	03/04/33	EUR	200	196,879
1.500%	06/17/31	EUR	1,200	1,248,469
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,100	1,993,980
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	11,260	471,299
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,819	428,853
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	762	1,044,553
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		165	151,887
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		210	190,456
5.500%	02/22/29		1,325	1,313,072
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	100	102,039
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	410	444,197
0.400%	01/26/26	EUR	380	416,748
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	782	889,548
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	265	289,454
0.000%	12/15/26	EUR	535	571,827
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	970	1,049,103
0.000%	04/22/31	EUR	225	227,062
0.000%	07/04/35	EUR	689	650,827
0.700%	07/06/51	EUR	314	299,203

A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	$163,256
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		450	387,728
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	217	205,991
0.875%	09/15/25	EUR	359	404,981
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	1,617	1,795,968
0.000%	02/25/26	EUR	117	127,282
0.000%	11/25/31	EUR	3,798	3,842,473
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	685	897,293
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	225	256,513
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	3,465	3,276,321
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	5,000	5,004,672
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	117,138
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	65,120	157,186
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,820	1,914,435
1.750%	06/05/35	EUR	115	119,093
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,225	2,325,894
1.100%	03/12/33	EUR	730	702,896
1.450%	09/18/26	EUR	286	310,514
1.750%	04/24/25	EUR	985	1,095,105
3.050%	03/12/51		200	181,531
3.375%	07/30/25	EUR	836	975,690
3.550%	03/31/32		200	205,342
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		313	355,849
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		428	475,535
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,895	3,466,494
3.850%	07/18/27		417	434,525
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	14,834,000	1,017,336
Bonds, Series 092
7.125%	06/15/42	IDR	2,225,000	153,523
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	433	$489,873
1.500%	05/15/50	EUR	96	107,849
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	689,724
5.625%	03/29/30	GBP	200	328,272
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,985	630,219
Bonds, Series 0330
1.000%	03/31/30	ILS	185	53,694
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
6.000%	05/01/31	EUR	1,460	2,182,285
Bonds, 144A
2.800%	03/01/67	EUR	290	324,719
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	851	936,584
0.000%	08/15/24	EUR	888	968,454
0.000%	04/01/26	EUR	2,984	3,156,853
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	6,505	6,367,040
0.950%	12/01/31	EUR	2,250	2,264,901
0.950%	03/01/37	EUR	435	406,787
1.500%	04/30/45	EUR	259	243,998
1.700%	09/01/51	EUR	100	94,299
3.100%	03/01/40	EUR	839	1,037,810
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	255	261,315
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		304	297,559
2.625%	04/20/22		344	344,289
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	152,750	1,065,185
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	748,750	6,175,743
Bonds, Series 328
0.600%	03/20/23	JPY	800,500	6,618,411
Bonds, Series 337
0.300%	12/20/24	JPY	815,750	6,762,076
Bonds, Series 354
0.100%	03/20/29	JPY	1,246,000	10,244,028
Bonds, Series 361
0.100%	12/20/30	JPY	342,750	2,796,773
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	387,100	4,068,508
Bonds, Series 32
2.300%	03/20/40	JPY	124,400	1,313,170
Bonds, Series 51
0.300%	06/20/46	JPY	227,050	1,659,006

A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 56
0.800%	09/20/47	JPY	288,700	$2,354,002
Bonds, Series 65
0.400%	12/20/49	JPY	45,050	325,131
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	65,950	626,866
Bonds, Series 157
0.200%	06/20/36	JPY	281,950	2,241,780
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	396,838
1.550%	11/09/23	EUR	1,310	1,426,648
2.375%	11/09/28	EUR	830	839,608
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	278	455,805
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	395	423,317
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	855	884,535
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	225	240,103
Korea Treasury Bond (South Korea),
Bonds, Series 4009
1.500%	09/10/40	KRW	619,470	407,296
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	655,530	525,034
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,396,050	1,085,606
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,189,560	905,016
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	858,070	575,399
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	5,171	1,226,250
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	11,076	537,023
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	12,640	632,645
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,455	1,438,779
2.250%	08/12/36	EUR	400	385,480
2.659%	05/24/31		770	700,847
3.500%	02/12/34		250	232,703
3.771%	05/24/61		200	162,031
4.750%	04/27/32		657	697,463
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		198	224,981
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	504	545,546
0.000%	07/15/31	EUR	306	317,622
0.000%	01/15/38	EUR	1,597	1,534,542
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.000%	01/15/52	EUR	215	$186,289
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	355	229,408
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	3,759	2,329,780
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,062	209,074
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	5,720	628,145
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36(a)		340	420,366
Sr. Unsub. Notes
2.252%	09/29/32		299	264,736
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	537	128,184
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,220,715
2.392%	01/23/26		30	29,177
2.750%	01/30/26	EUR	1,275	1,479,813
2.783%	01/23/31		1,115	1,052,546
4.125%	08/25/27		90	93,553
6.550%	03/14/37		15	19,010
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	110	117,178
0.700%	02/03/29	EUR	730	741,884
1.200%	04/28/33	EUR	620	610,242
1.750%	04/28/41	EUR	200	188,150
1.950%	01/06/32		400	362,603
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	231	234,763
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	475	522,146
1.000%	04/12/52	EUR	3,195	2,736,862
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	588	467,679
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	235	220,417
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		482	477,797
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,003	3,637,138
Unsec’d. Notes
3.450%	06/02/45	CAD	994	810,255
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		464	465,296

A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		180	$235,464
Unsec’d. Notes
3.000%	09/01/23	CAD	4,308	3,483,115
3.500%	12/01/45	CAD	422	347,772
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		200	224,620
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		810	864,682
4.817%	03/14/49		351	416,817
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	351	408,717
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	423	473,612
0.750%	03/20/51	EUR	166	164,843
0.850%	06/30/2120	EUR	242	172,873
2.400%	05/23/34	EUR	496	636,436
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		3,500	3,308,236
4.000%	10/17/49(a)		330	316,936
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,243	1,917,696
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,875	4,400,797
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	1,912	402,361
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	85	92,102
Sr. Unsec’d. Notes
3.000%	02/14/31		130	120,245
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		30	27,749
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	15	13,785
2.375%	04/19/27	EUR	295	318,877
3.500%	04/03/34	EUR	115	115,362
3.875%	10/29/35	EUR	685	710,197
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	25	26,933
3.375%	01/28/50	EUR	94	83,632
3.875%	10/29/35	EUR	160	165,885
4.125%	03/11/39	EUR	520	537,366
4.375%	08/22/23		322	329,003
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	28	23,810
3.000%	02/27/27		240	233,092
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	1,800	318,600
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	$408,745
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		550	506,462
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,320,344
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	4,230	4,557,292
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	155	134,585
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	1,022	796,276
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	95	134,535
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	1,502	1,654,232
0.000%	01/31/26	EUR	2,126	2,291,958
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31	EUR	688	702,877
0.850%	07/30/37	EUR	203	198,117
1.000%	10/31/50(k)	EUR	3,665	3,218,075
1.200%	10/31/40	EUR	800	798,424
1.500%	04/30/27	EUR	164	187,166
1.900%	10/31/52	EUR	575	609,430
2.900%	10/31/46	EUR	107	142,522
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	579,436
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	100	152,610
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	5,860	566,589
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	182	224,129
3.250%	06/27/27	CHF	514	642,950
3.500%	04/08/33	CHF	310	436,938
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	13,146	474,427
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	4,792	169,889
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	EUR	3,640	1,610,700
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,165	528,400
7.750%	09/01/22(a)		590	351,050
8.994%	02/01/24		594	261,360

A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24	GBP	466	$598,210
0.500%	10/22/61	GBP	316	280,232
0.625%	07/31/35	GBP	1,411	1,599,870
0.875%	10/22/29	GBP	1,631	2,050,091
1.250%	07/31/51	GBP	1,372	1,594,200
1.500%	07/22/47	GBP	664	820,893
2.500%	07/22/65	GBP	173	289,885
4.250%	12/07/46	GBP	492	959,909
Unsec’d. Notes
1.125%	01/31/39	GBP	386	456,044
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		70	74,290
4.375%	01/23/31		80	86,975
4.975%	04/20/55(a)		225	263,654
5.100%	06/18/50		15	17,776

Total Sovereign Bonds (cost $268,147,732)				230,938,245
U.S. Government Agency Obligations — 0.5%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		234	209,513
2.000%	12/01/35		648	630,519
2.000%	03/01/51		46	42,622
2.000%	08/01/51		246	228,289
2.500%	06/01/30		64	63,355
2.500%	07/01/30		31	30,664
2.500%	11/01/35		68	67,471
2.500%	01/01/51		595	569,280
2.500%	05/01/51		376	360,674
2.500%	08/01/51		275	262,783
2.500%	09/01/51		313	299,513
3.000%	06/01/30		17	17,262
3.000%	09/01/35		55	54,583
3.000%	01/01/37		36	36,064
3.000%	02/01/37		57	56,719
3.000%	05/01/45		64	64,035
3.000%	08/01/46		163	162,045
3.000%	09/01/46		672	668,520
3.000%	02/01/47		109	108,154
3.500%	10/01/30		17	17,014
3.500%	08/01/42		72	73,128
3.500%	09/01/42		36	37,092
3.500%	01/01/44		70	71,893
3.500%	07/01/45		76	77,431
3.500%	09/01/47		253	256,132
3.500%	11/01/47		465	470,369
3.500%	03/01/48		373	377,848
4.000%	01/01/33		127	133,151
4.000%	09/01/40		185	193,283
4.000%	11/01/40		131	135,932
4.000%	12/01/40		106	111,146
4.000%	06/01/42		33	34,678
4.000%	09/01/44		62	64,764
4.000%	04/01/45		18	18,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	05/01/45	46	$48,142
4.000%	02/01/46	197	205,082
4.000%	05/01/46	58	60,081
4.000%	01/01/47	78	81,040
4.000%	07/01/48	218	223,045
4.500%	12/01/34	18	18,747
4.500%	12/01/40	63	67,560
4.500%	03/01/41	90	96,136
4.500%	07/01/41	26	27,220
4.500%	07/01/41	115	121,869
4.500%	03/01/42	111	118,475
4.500%	03/01/44	33	34,672
4.500%	06/01/44	82	86,234
4.500%	12/01/45	63	67,305
5.000%	05/01/38	95	103,253
5.000%	02/01/42	89	96,325
5.500%	06/01/41	31	34,292
5.500%	09/01/41	130	143,187
6.250%	07/15/32(k)	315	417,718
6.750%	03/15/31(k)	1,335	1,774,771
Federal Home Loan Mortgage Corp., MTN
1.798%(s)	12/14/29(k)	510	412,856
Federal National Mortgage Assoc.
1.500%	11/01/41	220	199,272
2.000%	07/01/30	36	35,036
2.000%	04/01/31	27	26,202
2.000%	09/01/36	232	225,918
2.000%	10/01/36	95	92,127
2.000%	06/01/40	92	86,748
2.000%	11/01/40	24	22,154
2.000%	12/01/40	182	170,694
2.000%	11/01/41	697	654,592
2.000%	07/01/50	104	96,552
2.000%	09/01/50	726	676,685
2.000%	02/01/51	368	342,730
2.000%	03/01/51	111	103,264
2.000%	03/01/51	135	125,717
2.000%	03/01/51	150	139,587
2.000%	05/01/51	1,220	1,135,579
2.000%	05/01/51	2,257	2,099,404
2.000%	07/01/51	646	600,417
2.000%	08/01/51	3,868	3,601,009
2.500%	05/01/30	44	43,525
2.500%	06/01/30	16	16,119
2.500%	07/01/30	35	34,815
2.500%	07/01/30	42	41,942
2.500%	07/01/30	44	43,905
2.500%	05/01/36	581	574,903
2.500%	09/01/36	228	225,865
2.500%	04/01/37	324	313,133
2.500%	11/01/50	350	336,266
2.500%	05/01/51	1,281	1,226,634
2.500%	07/01/51	518	495,138
2.500%	09/01/51	596	570,799
2.500%	11/01/51	442	423,407
2.500%	12/01/51	247	235,928
2.500%	01/01/52	602	575,030

A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	02/01/52	544	$519,372
2.500%	04/01/52	300	286,618
3.000%	TBA	5,000	4,890,625
3.000%	TBA	10,500	10,246,292
3.000%	06/01/30	52	52,595
3.000%	07/01/30	36	36,178
3.000%	07/01/30	73	74,088
3.000%	09/01/30	38	38,127
3.000%	11/01/30	18	18,023
3.000%	03/01/31	60	60,780
3.000%	06/01/32	97	98,253
3.000%	07/01/33	57	57,812
3.000%	03/01/35	18	17,401
3.000%	09/01/35	30	30,381
3.000%	02/01/37	29	28,930
3.000%	11/01/43	321	320,459
3.000%	05/01/45	241	239,269
3.000%	06/01/45	169	167,960
3.000%	07/01/45	48	47,671
3.000%	08/01/45	151	150,017
3.000%	01/01/46	25	25,191
3.000%	04/01/46	230	228,495
3.000%	10/01/46	56	55,188
3.000%	10/01/46	81	80,471
3.000%	11/01/46	208	206,601
3.000%	12/01/46	86	86,023
3.000%	12/01/46	354	350,957
3.000%	12/01/47	318	317,940
3.000%	05/01/51	350	343,771
3.000%	08/01/51	268	262,094
3.500%	12/01/29	27	27,456
3.500%	05/01/30	20	20,856
3.500%	10/01/30	38	38,551
3.500%	02/01/36	84	85,084
3.500%	02/01/37	26	26,338
3.500%	05/01/42	65	66,103
3.500%	07/01/42	119	121,004
3.500%	09/01/42	164	167,596
3.500%	09/01/42	890	907,493
3.500%	06/01/43	163	165,923
3.500%	12/01/46	305	310,234
3.500%	02/01/47	118	119,175
3.500%	08/01/47	41	41,397
3.500%	09/01/47	180	182,859
3.500%	09/01/47	238	241,083
3.500%	01/01/48	552	559,681
3.500%	03/01/48	215	217,371
3.500%	11/01/48	182	183,797
3.500%	09/01/57	381	385,791
3.500%	05/01/58	150	152,188
4.000%	04/01/35	28	29,214
4.000%	09/01/40	96	100,704
4.000%	03/01/41	70	72,728
4.000%	11/01/42	83	86,854
4.000%	06/01/44	36	37,496
4.000%	03/01/45	23	23,842
4.000%	01/01/46	70	73,099
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	03/01/46	139	$145,196
4.000%	04/01/47	80	82,428
4.000%	07/01/47	156	160,870
4.000%	07/01/47	302	314,090
4.000%	09/01/47	96	99,396
4.000%	10/01/47	359	371,995
4.000%	11/01/47	92	95,641
4.000%	12/01/47	196	202,258
4.000%	11/01/48	78	80,792
4.000%	02/01/49	243	250,721
4.500%	05/01/39	114	121,510
4.500%	08/01/40	33	34,487
4.500%	12/01/40	160	170,327
4.500%	02/01/41	28	29,915
4.500%	06/01/41	82	86,774
4.500%	09/01/41	15	15,999
4.500%	01/01/42	45	47,350
4.500%	01/01/43	44	46,774
4.500%	03/01/44	22	22,995
4.500%	06/01/48	220	228,883
4.500%	01/01/51	182	194,664
5.000%	05/01/38	47	50,945
5.500%	07/01/38	24	26,656
5.500%	05/01/39	32	34,952
5.500%	05/01/40	17	18,537
5.500%	07/01/41	42	46,583
5.500%	09/01/41	32	34,864
6.000%	02/01/36	18	20,429
6.000%	11/01/38	17	19,443
6.000%	09/01/39	41	45,519
6.000%	06/01/40	24	26,854
6.250%	05/15/29(k)	1,100	1,361,398
6.625%	11/15/30(k)	465	609,735
7.125%	01/15/30(k)	165	217,845
Freddie Mac Coupon Strips
2.056%(s)	07/15/32	179	129,243
Government National Mortgage Assoc.
2.000%	11/20/50	283	267,687
2.500%	01/20/47	36	34,935
2.500%	05/20/51	2,267	2,201,838
2.500%	09/20/51	363	352,158
2.500%	12/20/51	3,307	3,212,220
3.000%	11/20/43	155	154,463
3.000%	01/15/45	22	21,824
3.000%	03/15/45	23	22,445
3.000%	01/20/47	210	208,730
3.000%	06/20/47	322	320,481
3.000%	08/20/47	131	130,133
3.000%	07/20/51	314	311,597
3.000%	09/20/51	188	186,491
3.000%	12/20/51	221	219,227
3.500%	09/15/41	12	12,093
3.500%	11/15/41	7	7,176
3.500%	02/15/42	8	8,525
3.500%	03/15/42	27	27,926
3.500%	05/15/42	9	9,170
3.500%	06/15/42	5	5,399

A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	07/15/42	5	$5,460
3.500%	07/15/42	13	13,427
3.500%	07/15/42	14	14,024
3.500%	01/15/43	6	6,130
3.500%	02/15/43	9	9,315
3.500%	04/15/43	26	26,277
3.500%	05/20/43	246	252,145
3.500%	07/15/43	26	27,608
3.500%	12/15/43	38	39,617
3.500%	04/15/45	22	22,304
3.500%	03/20/47	117	118,622
3.500%	07/20/47	717	726,870
3.500%	08/20/47	169	171,797
3.500%	09/20/47	33	33,838
3.500%	11/20/47	26	26,862
3.500%	12/20/47	25	25,245
3.500%	03/20/48	92	92,979
3.500%	08/20/48	363	368,254
3.500%	09/20/48	616	624,668
4.000%	01/20/40	39	40,550
4.000%	10/20/40	32	33,318
4.000%	02/20/41	43	44,908
4.000%	03/15/44	45	47,273
4.000%	01/20/46	65	68,318
4.000%	02/20/46	23	23,602
4.000%	03/20/46	103	106,409
4.000%	12/20/46	158	163,194
4.000%	07/20/47	201	208,298
4.000%	12/20/47	141	145,990
4.000%	01/20/48	486	503,338
4.500%	05/20/40	100	106,095
4.500%	12/20/40	104	111,082
4.500%	10/15/41	26	27,862
4.500%	07/20/44	95	101,897
4.500%	04/20/45	110	117,432
4.500%	11/20/46	28	29,689
4.500%	08/20/48	126	130,662
5.000%	06/15/38	14	15,812
5.000%	06/15/39	25	27,200
5.000%	12/15/39	20	21,588
5.000%	03/15/44	83	91,360
Tennessee Valley Authority Generic Strips, Bonds
2.149%(s)	09/15/30	560	425,265
2.338%(s)	03/15/33	129	91,370

Total U.S. Government Agency Obligations (cost $71,452,067)			68,063,915
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds
1.250%	05/15/50	5,755	4,295,568
1.375%	11/15/40	1,984	1,621,610
1.375%	08/15/50	4,045	3,114,650
1.750%	08/15/41	20,227	17,518,478
1.875%	02/15/41	5,490	4,885,242
1.875%	02/15/51(k)	2,265	1,977,628
1.875%	11/15/51	190	166,369
2.000%	11/15/41	24,340	22,020,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.000%	08/15/51	849	$765,294
2.250%	05/15/41(h)	24,495	23,113,329
2.375%	02/15/42	4,195	4,048,175
2.375%	05/15/51(h)(k)	1,250	1,224,609
2.500%	02/15/45	61	59,418
2.500%	05/15/46	1,115	1,092,352
2.750%	08/15/47(k)	17,785	18,424,148
2.750%	11/15/47	400	414,437
2.875%	05/15/43	2,635	2,724,755
3.000%	02/15/48	3,480	3,786,131
3.625%	08/15/43(h)	12,375	14,347,266
3.750%	11/15/43	215	254,103
U.S. Treasury Notes
0.125%	06/30/22	90	89,902
0.125%	02/15/24(h)(k)	2,877	2,762,819
0.250%	05/15/24	3,279	3,134,263
0.250%	09/30/25(k)	2,600	2,401,547
0.375%	08/15/24	2,227	2,120,870
0.375%	01/31/26	1,694	1,560,862
0.750%	04/30/26	11,146	10,382,325
0.875%	06/30/26	39,980	37,340,696
1.250%	08/31/24	7,205	7,000,671
1.250%	06/30/28(k)	10,395	9,669,786
1.250%	08/15/31(h)	1,116	1,014,688
1.500%	11/30/24	444	432,484
1.500%	02/15/25	155	150,689
1.500%	11/30/28(h)	65	61,232
1.625%	10/31/26	687	661,237
1.750%	04/30/22	250	250,264
1.750%	07/15/22	630	631,895
1.750%	03/15/25	300	293,672
1.875%	02/15/32	470	451,420
2.000%	02/15/25	42	41,406
2.125%	05/31/26	9	8,859
2.625%	12/31/25	122	122,410
U.S. Treasury Strips Coupon
1.917%(s)	02/15/38(k)	625	417,041
1.961%(s)	11/15/40(k)	5,785	3,507,156
1.964%(s)	08/15/41(h)	7,655	4,514,357
2.022%(s)	11/15/41	30	17,510
2.040%(s)	08/15/42	20	11,391
2.052%(s)	11/15/43	245	135,133
2.054%(s)	02/15/45	45	24,047
2.069%(s)	05/15/43(k)	3,015	1,679,449
2.073%(s)	02/15/43	4,385	2,463,993
2.107%(s)	11/15/44	180	96,764
2.117%(s)	05/15/44	1,220	663,756
2.119%(s)	08/15/45	6,235	3,302,845
2.123%(s)	08/15/44(k)	600	324,820
2.125%(s)	05/15/45(k)	640	340,925
U.S. Treasury Strips Principal
2.131%(s)	11/15/50	5,998	2,956,827

Total U.S. Treasury Obligations (cost $247,727,060)			226,893,667

Total Long-Term Investments (cost $10,982,023,509)			11,234,823,895

A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Short-Term Investments — 21.7%
Affiliated Mutual Funds — 20.7%
PGIM Core Ultra Short Bond Fund(wd)	2,686,031,393	$2,686,031,393
PGIM Institutional Money Market Fund (cost $208,167,036; includes $208,136,079 of cash collateral for securities on loan)(b)(wd)	208,355,001	208,167,481

Total Affiliated Mutual Funds (cost $2,894,198,429)		2,894,198,874

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.0%
CDP Financial, Inc.
0.952%	06/15/22	3,355	3,349,369
(cost $3,348,360)

Total Commercial Paper (cost $3,348,360)				3,349,369
Corporate Bond — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
1.338%(c)	11/14/22	540,000	539,024
(cost $540,008)
U.S. Treasury Obligation(k)(n) — 0.9%
U.S. Treasury Bills
0.391%	06/16/22	133,460	133,341,395
(cost $133,349,917)

	Shares
Unaffiliated Funds — 0.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	3,178,605	3,178,605
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	8,548,706	8,548,706

Total Unaffiliated Funds (cost $11,727,311)		11,727,311
Options Purchased*~ — 0.0%
(cost $657,778)		493,531

Total Short-Term Investments (cost $3,043,821,803)		3,043,649,504

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.0% (cost $14,025,845,312)		14,278,473,399

Value
Options Written*~ — (0.0)%
(premiums received $814,010)	$(759,518)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.0% (cost $14,025,031,302)	14,277,713,881

Liabilities in excess of other assets(z) — (2.0)%	(276,732,052)

Net Assets — 100.0%	$14,000,981,829

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
THBFIX	Thai Baht Interest Rate Fixing
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange
XSWX	SIX Swiss Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $200,070,064; cash collateral of $208,136,079 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,876,856. The aggregate value of $1,693,640 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05		—	EUR	123	$14,854
Currency Option NZD vs USD	Call	Bank of America, N.A.	04/19/22	0.72		—	NZD	200	12,163
A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option NZD vs USD	Call	JPMorgan Chase Bank, N.A.	05/09/22	0.73		—	NZD	105	$7,915
Currency Option NZD vs USD	Call	Morgan Stanley & Co. International PLC	05/09/22	0.73		—	NZD	400	30,151
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	06/28/22	0.72		—	AUD	175	13,535
Currency Option EUR vs JPY	Put	Morgan Stanley & Co. International PLC	05/23/22	130.00		—	EUR	120	9,349
Currency Option NZD vs JPY	Put	JPMorgan Chase Bank, N.A.	05/23/22	80.00		—	NZD	190	10,787
Currency Option USD vs CAD	Put	Deutsche Bank AG	05/10/22	1.23		—		134	31,588
Currency Option USD vs JPY	Put	Bank of America, N.A.	06/29/22	116.00		—		132	11,299
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00		—		264	25,344
Total OTC Traded (cost $150,427)									$166,985

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,020		$3
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740		3
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,040		16
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,760		16
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	35,520		32
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740		62
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740		62
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740		27,711
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,020		24,521
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,040		40,428
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,760		42,137
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	35,520		84,273
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740		53,641
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740		53,641
Total OTC Swaptions (cost $507,351)									$326,546
Total Options Purchased (cost $657,778)									$493,531
A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Goldman Sachs International	04/20/22	89.05		—	AUD	915	$(18,303)
Currency Option AUD vs USD	Call	JPMorgan Chase Bank, N.A.	04/26/22	0.76		—	AUD	1,770	(6,406)
Currency Option EUR vs JPY	Call	Bank of America, N.A.	04/21/22	135.00		—	EUR	1,203	(12,385)
Currency Option EUR vs USD	Call	Goldman Sachs International	04/12/22	1.13		—	EUR	1,216	(1,697)
Currency Option EUR vs USD	Call	Barclays Bank PLC	04/13/22	1.12		—	EUR	604	(2,209)
Currency Option GBP vs USD	Call	JPMorgan Chase Bank, N.A.	05/02/22	1.33		—	GBP	1,007	(6,755)
Currency Option NZD vs JPY	Call	JPMorgan Chase Bank, N.A.	04/26/22	86.00		—	NZD	2,855	(10,757)
Currency Option USD vs CAD	Call	Goldman Sachs International	04/21/22	1.27		—		2,000	(4,192)
Currency Option USD vs MXN	Call	Bank of America, N.A.	04/07/22	21.75		—		680	(10)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/26/22	20.50		—		1,327	(4,472)
Currency Option USD vs NOK	Call	Morgan Stanley & Co. International PLC	04/12/22	9.20		—		670	(496)
Currency Option USD vs NOK	Call	Barclays Bank PLC	04/21/22	8.90		—		1,333	(10,159)
Currency Option USD vs SEK	Call	Barclays Bank PLC	04/07/22	10.00		—		2,016	(204)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	04/12/22	15.50		—		2,014	(1,165)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	06/20/22	15.75		—		1,329	(12,879)
Currency Option AUD vs JPY	Put	Goldman Sachs International	04/20/22	85.45		—	AUD	915	(785)
Currency Option AUD vs USD	Put	Bank of America, N.A.	04/12/22	0.72		—	AUD	1,835	(976)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	04/13/22	0.72		—	AUD	925	(321)
Currency Option AUD vs USD	Put	Deutsche Bank AG	04/20/22	0.74		—	AUD	2,700	(10,936)
Currency Option AUD vs USD	Put	Citibank, N.A.	04/28/22	0.75		—	AUD	880	(7,825)
Currency Option AUD vs USD	Put	Barclays Bank PLC	05/02/22	0.74		—	AUD	1,320	(8,487)
Currency Option CAD vs JPY	Put	Morgan Stanley & Co. International PLC	04/07/22	88.60		—	CAD	1,730	(32)
Currency Option CAD vs JPY	Put	JPMorgan Chase Bank, N.A.	04/21/22	92.70		—	CAD	3,365	(4,013)
Currency Option EUR vs USD	Put	Goldman Sachs International	04/12/22	1.08		—	EUR	1,216	(691)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	04/20/22	1.09		—	EUR	1,198	(4,081)
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	04/28/22	1.11		—	EUR	1,787	(14,958)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	83.00		—	NZD	2,855	(15,188)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/07/22	0.68		—	NZD	1,970	(560)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/12/22	0.69		—	NZD	2,945	(6,992)
A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CHF	Put	Barclays Bank PLC	04/21/22	0.93		—		1,329	$(13,551)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	121.50		—		1,320	(13,216)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	04/12/22	20.65		—		2,009	(75,551)
Currency Option USD vs NOK	Put	JPMorgan Chase Bank, N.A.	04/12/22	8.80		—		1,333	(13,109)
Currency Option USD vs SEK	Put	Barclays Bank PLC	04/07/22	9.35		—		2,016	(10,695)
Total OTC Traded (premiums received $342,089)									$(294,056)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	18,020		$(33,990)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740		(33,462)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,040		(37,799)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,760		(39,396)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	35,520		(78,792)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740		(44,781)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,740		(44,781)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740		(11,899)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	18,020		(8,997)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,040		(19,549)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,760		(20,375)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	35,520		(40,751)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740		(25,445)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,740		(25,445)
Total OTC Swaptions (premiums received $471,921)									$(465,462)
Total Options Written (premiums received $814,010)									$(759,518)
A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
627	2 Year U.S. Treasury Notes	Jun. 2022	$132,875,016	$(2,117,580)
4,547	5 Year U.S. Treasury Notes	Jun. 2022	521,484,062	(13,813,078)
73	10 Year Australian Treasury Bonds	Jun. 2022	6,923,452	(186,222)
24	10 Year Canadian Government Bonds	Jun. 2022	2,506,451	(88,587)
2	10 Year Japanese Bonds	Jun. 2022	2,459,340	(14,883)
62	10 Year U.K. Gilt	Jun. 2022	9,873,735	(142,580)
2,609	10 Year U.S. Treasury Notes	Jun. 2022	320,580,875	(4,909,867)
562	20 Year U.S. Treasury Bonds	Jun. 2022	84,335,125	(3,505,554)
651	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	115,308,375	(2,611,261)
4	Euro-BTP Italian Government Bond	Jun. 2022	612,022	(27,411)
10	Euro-OAT	Jun. 2022	1,676,079	(42,157)
4,359	Mini MSCI EAFE Index	Jun. 2022	467,371,980	21,121,197
782	Russell 2000 E-Mini Index	Jun. 2022	80,796,240	3,605,113
5,549	S&P 500 E-Mini Index	Jun. 2022	1,257,056,587	93,347,022
				90,614,152
Short Positions:
2,322	2 Year U.S. Treasury Notes	Jun. 2022	492,082,596	5,989,825
4	5 Year Canadian Government Bonds	Jun. 2022	375,443	10,456
443	5 Year Euro-Bobl	Jun. 2022	63,150,259	1,021,518
353	10 Year Euro-Bund	Jun. 2022	61,957,722	1,772,533
36	10 Year U.S. Treasury Notes	Jun. 2022	4,423,500	(3,397)
239	10 Year U.S. Ultra Treasury Notes	Jun. 2022	32,377,031	958,803
190	20 Year U.S. Treasury Bonds	Jun. 2022	28,511,875	991,180
54	30 Year Euro Buxl	Jun. 2022	11,123,123	344,491
50	British Pound Currency	Jun. 2022	4,103,438	(4,295)
762	Euro Currency	Jun. 2022	105,717,975	(1,004,871)
564	Euro Schatz Index	Jun. 2022	69,090,335	492,449
36	Euro-OAT	Jun. 2022	6,033,886	224,528
				10,793,220
				$101,407,372
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Citibank, N.A.	AUD	930	$678,221	$695,962	$17,741	$—
Expiring 04/06/22	Citibank, N.A.	AUD	773	575,386	578,471	3,085	—
Expiring 04/06/22	Citibank, N.A.	AUD	455	332,991	340,498	7,507	—
Expiring 04/06/22	Deutsche Bank AG	AUD	2,680	2,008,992	2,005,568	—	(3,424)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	2,825	2,067,061	2,114,078	47,017	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	935	684,142	699,703	15,561	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	935	679,692	699,704	20,012	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	930	677,905	695,962	18,057	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	930	676,854	695,963	19,109	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	925	682,515	692,220	9,705	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	915	663,289	684,737	21,448	—
Expiring 04/19/22	HSBC Bank PLC	AUD	485	364,227	362,950	—	(1,277)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	671	478,000	502,186	24,186	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	663	469,000	496,238	27,238	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	AUD	249	180,553	186,099	5,546	—
Expiring 05/06/22	Bank of America, N.A.	AUD	1,765	1,324,759	1,321,385	—	(3,374)
A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/06/22	Citibank, N.A.	AUD	880	$660,528	$658,821	$—	$(1,707)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	475	356,850	355,614	—	(1,236)
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	9,285	1,806,350	1,947,792	141,442	—
Expiring 04/04/22	Citibank, N.A.	BRL	6,960	1,462,953	1,460,057	—	(2,896)
Expiring 04/04/22	Citibank, N.A.	BRL	1,195	234,728	250,685	15,957	—
Expiring 04/04/22	Deutsche Bank AG	BRL	4,085	862,214	856,945	—	(5,269)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	4,301	893,974	902,238	8,264	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	3,270	690,194	685,976	—	(4,218)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	840	176,101	176,214	113	—
Expiring 05/03/22	Goldman Sachs International	BRL	2,273	476,000	473,112	—	(2,888)
Expiring 05/03/22	Morgan Stanley & Co. International PLC	BRL	2,500	513,997	520,184	6,187	—
British Pound,
Expiring 04/04/22	Barclays Bank PLC	GBP	82	107,776	107,362	—	(414)
Expiring 04/04/22	HSBC Bank PLC	GBP	293	385,525	384,895	—	(630)
Expiring 04/04/22	HSBC Bank PLC	GBP	258	345,632	338,717	—	(6,915)
Expiring 04/04/22	HSBC Bank PLC	GBP	250	334,419	328,953	—	(5,466)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	6,577	8,678,266	8,640,130	—	(38,136)
Expiring 04/06/22	Bank of America, N.A.	GBP	510	679,861	669,925	—	(9,936)
Expiring 04/06/22	Bank of America, N.A.	GBP	135	177,719	177,333	—	(386)
Expiring 04/06/22	Bank of America, N.A.	GBP	8	10,657	10,509	—	(148)
Expiring 04/06/22	Citibank, N.A.	GBP	1,026	1,368,026	1,347,731	—	(20,295)
Expiring 04/06/22	Citibank, N.A.	GBP	1,017	1,344,118	1,335,909	—	(8,209)
Expiring 04/06/22	Citibank, N.A.	GBP	513	674,421	673,866	—	(555)
Expiring 04/06/22	Citibank, N.A.	GBP	511	669,532	671,238	1,706	—
Expiring 04/06/22	Citibank, N.A.	GBP	501	661,443	658,103	—	(3,340)
Expiring 04/06/22	Citibank, N.A.	GBP	501	661,645	658,103	—	(3,542)
Expiring 04/06/22	Deutsche Bank AG	GBP	512	668,060	672,552	4,492	—
Expiring 04/06/22	Deutsche Bank AG	GBP	507	665,047	665,984	937	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	518	680,531	680,434	—	(97)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	518	679,789	680,433	644	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	518	680,531	680,433	—	(98)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	517	680,569	679,119	—	(1,450)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	512	671,753	672,551	798	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	466	611,035	612,127	1,092	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	376	494,951	493,905	—	(1,046)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	373	493,805	489,965	—	(3,840)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	349	457,957	458,439	482	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	258	339,706	338,903	—	(803)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	258	338,932	338,903	—	(29)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	254	336,164	333,649	—	(2,515)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	253	339,468	332,335	—	(7,133)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	203	272,467	266,656	—	(5,811)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	171	223,894	224,622	728	—
Expiring 04/19/22	Barclays Bank PLC	GBP	562	739,000	737,898	—	(1,102)
Expiring 04/19/22	HSBC Bank PLC	GBP	369	494,908	484,706	—	(10,202)
Expiring 04/19/22	HSBC Bank PLC	GBP	199	261,348	260,754	—	(594)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	305	409,093	400,349	—	(8,744)
Expiring 05/06/22	Citibank, N.A.	GBP	252	331,288	330,969	—	(319)
Expiring 05/06/22	Deutsche Bank AG	GBP	1,008	1,319,529	1,323,879	4,350	—
Expiring 05/06/22	Deutsche Bank AG	GBP	504	659,829	661,939	2,110	—
Expiring 05/06/22	Deutsche Bank AG	GBP	252	330,968	330,969	1	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	504	661,855	661,939	84	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	199	261,970	261,361	—	(609)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	160	210,673	210,140	—	(533)
A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	865	$678,988	$691,910	$12,922	$—
Expiring 04/06/22	Bank of America, N.A.	CAD	865	685,008	691,910	6,902	—
Expiring 04/06/22	Bank of America, N.A.	CAD	725	571,307	579,924	8,617	—
Expiring 04/06/22	Citibank, N.A.	CAD	435	339,727	347,954	8,227	—
Expiring 04/06/22	Citibank, N.A.	CAD	430	337,655	343,954	6,299	—
Expiring 04/06/22	Citibank, N.A.	CAD	425	333,890	339,955	6,065	—
Expiring 04/06/22	Citibank, N.A.	CAD	425	331,591	339,955	8,364	—
Expiring 04/06/22	Citibank, N.A.	CAD	425	334,047	339,955	5,908	—
Expiring 04/06/22	Deutsche Bank AG	CAD	865	682,529	691,909	9,380	—
Expiring 04/06/22	Deutsche Bank AG	CAD	860	675,424	687,910	12,486	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	975	769,223	779,898	10,675	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	865	684,199	691,909	7,710	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	860	676,272	687,910	11,638	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	840	667,361	671,912	4,551	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	840	667,946	671,912	3,966	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	435	337,858	347,954	10,096	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	435	337,697	347,955	10,258	—
Expiring 04/19/22	HSBC Bank PLC	CAD	611	489,468	489,032	—	(436)
Expiring 04/19/22	HSBC Bank PLC	CAD	254	199,909	203,373	3,464	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	565	452,276	451,877	—	(399)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	340	271,776	271,926	150	—
Chilean Peso,
Expiring 04/06/22	Citibank, N.A.	CLP	318,400	401,260	404,285	3,025	—
Expiring 04/06/22	Citibank, N.A.	CLP	159,900	199,850	203,031	3,181	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CLP	338,100	433,073	429,299	—	(3,774)
Expiring 05/06/22	Bank of America, N.A.	CLP	276,400	348,440	349,039	599	—
Expiring 05/06/22	Bank of America, N.A.	CLP	205,500	261,750	259,506	—	(2,244)
Expiring 06/15/22	Barclays Bank PLC	CLP	281,812	351,716	353,529	1,813	—
Expiring 06/15/22	Citibank, N.A.	CLP	794,727	973,000	996,973	23,973	—
Expiring 06/15/22	HSBC Bank PLC	CLP	772,998	936,000	969,714	33,714	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	131,583	161,799	165,069	3,270	—
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	3,857	608,744	606,699	—	(2,045)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	4,111	647,389	646,651	—	(738)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	2,825	446,651	444,367	—	(2,284)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	2,338	368,182	367,762	—	(420)
Expiring 05/23/22	HSBC Bank PLC	CNH	9,763	1,535,000	1,531,330	—	(3,670)
Expiring 05/23/22	HSBC Bank PLC	CNH	6,069	956,000	951,949	—	(4,051)
Expiring 05/23/22	HSBC Bank PLC	CNH	332	51,875	52,060	185	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	1,304	205,506	204,497	—	(1,009)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	615,214	156,663	162,919	6,256	—
Expiring 04/06/22	Citibank, N.A.	COP	273,575	70,013	72,447	2,434	—
Expiring 04/06/22	Citibank, N.A.	COP	196,974	50,371	52,162	1,791	—
Expiring 04/06/22	Citibank, N.A.	COP	153,202	39,201	40,570	1,369	—
Expiring 04/06/22	Citibank, N.A.	COP	142,259	36,350	37,673	1,323	—
Expiring 05/06/22	Citibank, N.A.	COP	474,224	125,786	125,084	—	(702)
Expiring 06/15/22	BNP Paribas S.A.	COP	1,403,728	364,889	368,029	3,140	—
Expiring 06/15/22	Citibank, N.A.	COP	2,024,756	531,000	530,850	—	(150)
Expiring 06/15/22	Citibank, N.A.	COP	1,851,086	479,000	485,318	6,318	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	687,775	179,206	180,321	1,115	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	5,570	249,060	252,255	3,195	—
Expiring 04/06/22	Bank of America, N.A.	CZK	2,474	105,772	112,043	6,271	—
Expiring 04/19/22	Barclays Bank PLC	CZK	21,514	991,686	972,789	—	(18,897)
A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/19/22	Citibank, N.A.	CZK	25,497	$1,161,000	$1,152,867	$—	$(8,133)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	29,823	1,371,000	1,348,501	—	(22,499)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	21,687	985,000	980,607	—	(4,393)
Expiring 05/06/22	Deutsche Bank AG	CZK	3,880	175,972	175,074	—	(898)
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	438	485,114	484,446	—	(668)
Expiring 04/04/22	Goldman Sachs International	EUR	428	473,395	473,888	493	—
Expiring 04/04/22	HSBC Bank PLC	EUR	1,323	1,476,282	1,464,242	—	(12,040)
Expiring 04/04/22	HSBC Bank PLC	EUR	1,166	1,283,829	1,290,136	6,307	—
Expiring 04/04/22	HSBC Bank PLC	EUR	827	900,562	915,273	14,711	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	2,472	2,782,613	2,734,910	—	(47,703)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	40,119	43,992,844	44,386,411	393,567	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	834	923,629	922,925	—	(704)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	363	410,984	401,097	—	(9,887)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	300	334,165	332,296	—	(1,869)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	259	285,350	286,357	1,007	—
Expiring 04/04/22	The Toronto-Dominion Bank	EUR	155	170,344	171,488	1,144	—
Expiring 04/06/22	Bank of America, N.A.	EUR	759	835,629	839,781	4,152	—
Expiring 04/06/22	Bank of America, N.A.	EUR	753	829,654	833,142	3,488	—
Expiring 04/06/22	Bank of America, N.A.	EUR	598	661,597	661,645	48	—
Expiring 04/06/22	Bank of America, N.A.	EUR	478	529,491	528,874	—	(617)
Expiring 04/06/22	Bank of America, N.A.	EUR	380	417,916	420,443	2,527	—
Expiring 04/06/22	Bank of America, N.A.	EUR	380	417,913	420,444	2,531	—
Expiring 04/06/22	Bank of America, N.A.	EUR	359	396,721	397,209	488	—
Expiring 04/06/22	Bank of America, N.A.	EUR	355	389,572	392,782	3,210	—
Expiring 04/06/22	Bank of America, N.A.	EUR	270	297,086	298,736	1,650	—
Expiring 04/06/22	Bank of America, N.A.	EUR	251	275,892	277,714	1,822	—
Expiring 04/06/22	Bank of America, N.A.	EUR	250	274,481	276,607	2,126	—
Expiring 04/06/22	Bank of America, N.A.	EUR	218	241,781	241,202	—	(579)
Expiring 04/06/22	Bank of America, N.A.	EUR	134	146,830	148,262	1,432	—
Expiring 04/06/22	Citibank, N.A.	EUR	604	666,696	668,283	1,587	—
Expiring 04/06/22	Citibank, N.A.	EUR	454	496,631	502,319	5,688	—
Expiring 04/06/22	Citibank, N.A.	EUR	309	337,448	341,887	4,439	—
Expiring 04/06/22	Deutsche Bank AG	EUR	1,215	1,341,847	1,344,312	2,465	—
Expiring 04/06/22	Deutsche Bank AG	EUR	610	667,966	674,923	6,957	—
Expiring 04/06/22	Deutsche Bank AG	EUR	603	663,913	667,177	3,264	—
Expiring 04/06/22	Deutsche Bank AG	EUR	601	661,218	664,965	3,747	—
Expiring 04/06/22	Deutsche Bank AG	EUR	598	659,873	661,645	1,772	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,974	2,195,400	2,184,093	—	(11,307)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,788	1,964,613	1,978,297	13,684	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,366	1,536,527	1,511,383	—	(25,144)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,221	1,336,910	1,350,951	14,041	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	625	682,563	691,519	8,956	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	611	678,836	676,029	—	(2,807)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	610	672,732	674,922	2,190	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	610	672,488	674,923	2,435	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	604	664,474	668,284	3,810	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	555	624,360	614,069	—	(10,291)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	552	608,987	610,750	1,763	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	392	433,471	433,721	250	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	274	304,924	303,161	—	(1,763)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	254	279,324	281,033	1,709	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	238	265,474	263,330	—	(2,144)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	187	209,715	206,903	—	(2,812)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	166	181,262	183,668	2,406	—
A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	96	$105,401	$106,217	$816	$—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	41	45,337	45,364	27	—
Expiring 04/19/22	Deutsche Bank AG	EUR	50	55,224	55,343	119	—
Expiring 04/19/22	Goldman Sachs International	EUR	1,699	1,878,000	1,880,628	2,628	—
Expiring 04/19/22	HSBC Bank PLC	EUR	748	832,558	827,855	—	(4,703)
Expiring 04/19/22	HSBC Bank PLC	EUR	320	359,559	354,355	—	(5,204)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	2,900	3,292,059	3,209,896	—	(82,163)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	1,174	1,308,000	1,299,068	—	(8,932)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	614	690,790	679,467	—	(11,323)
Expiring 05/06/22	Deutsche Bank AG	EUR	297	330,380	328,933	—	(1,447)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	1,473	1,640,573	1,631,377	—	(9,196)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	870	971,062	963,543	—	(7,519)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	679	745,763	752,006	6,243	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	319	350,691	353,299	2,608	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	90	100,455	99,677	—	(778)
Hungarian Forint,
Expiring 04/06/22	Citibank, N.A.	HUF	96,400	277,890	290,051	12,161	—
Expiring 04/19/22	Barclays Bank PLC	HUF	258,741	767,000	777,089	10,089	—
Expiring 04/19/22	Barclays Bank PLC	HUF	247,192	719,000	742,403	23,403	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	559,663	1,770,580	1,680,859	—	(89,721)
Expiring 04/19/22	BNP Paribas S.A.	HUF	158,575	501,676	476,254	—	(25,422)
Expiring 04/19/22	Citibank, N.A.	HUF	157,300	451,000	472,425	21,425	—
Expiring 04/19/22	Citibank, N.A.	HUF	157,172	466,000	472,042	6,042	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	144,020	436,000	432,540	—	(3,460)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	109,346	320,968	328,402	7,434	—
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	104,620	1,380,047	1,377,130	—	(2,917)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	26,380	346,831	345,508	—	(1,323)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	19,780	260,537	259,066	—	(1,471)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	356,877	4,624,113	4,653,841	29,728	—
Indonesian Rupiah,
Expiring 04/06/22	Deutsche Bank AG	IDR	3,265,000	229,010	227,511	—	(1,499)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,242,545	1,239,521	—	(3,024)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	1,658,000	115,814	115,532	—	(282)
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	574	177,715	180,280	2,565	—
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	79,500	658,401	653,093	—	(5,308)
Expiring 04/06/22	Bank of America, N.A.	JPY	38,600	319,755	317,100	—	(2,655)
Expiring 04/06/22	Citibank, N.A.	JPY	161,400	1,400,446	1,325,903	—	(74,543)
Expiring 04/06/22	Citibank, N.A.	JPY	156,700	1,366,661	1,287,292	—	(79,369)
Expiring 04/06/22	Citibank, N.A.	JPY	81,000	663,801	665,416	1,615	—
Expiring 04/06/22	Citibank, N.A.	JPY	78,400	666,302	644,057	—	(22,245)
Expiring 04/06/22	Citibank, N.A.	JPY	39,400	332,360	323,672	—	(8,688)
Expiring 04/06/22	Deutsche Bank AG	JPY	78,800	664,460	647,343	—	(17,117)
Expiring 04/06/22	Deutsche Bank AG	JPY	78,600	663,731	645,700	—	(18,031)
Expiring 04/06/22	Deutsche Bank AG	JPY	78,400	665,752	644,057	—	(21,695)
Expiring 04/06/22	Deutsche Bank AG	JPY	55,589	481,633	456,664	—	(24,969)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	165,100	1,365,371	1,356,299	—	(9,072)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	80,900	658,601	664,594	5,993	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	78,800	666,621	647,343	—	(19,278)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	78,600	661,778	645,700	—	(16,078)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	78,300	682,296	643,235	—	(39,061)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	58,300	503,336	478,935	—	(24,401)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	46,800	406,674	384,462	—	(22,212)
A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	39,900	$330,807	$327,779	$—	$(3,028)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	39,350	332,441	323,261	—	(9,180)
Expiring 04/19/22	BNP Paribas S.A.	JPY	48,539	421,910	398,856	—	(23,054)
Expiring 04/19/22	HSBC Bank PLC	JPY	52,519	432,804	431,561	—	(1,243)
Expiring 04/19/22	HSBC Bank PLC	JPY	39,175	340,303	321,906	—	(18,397)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	84,650	734,357	695,589	—	(38,768)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	39,757	344,902	326,694	—	(18,208)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	30,500	251,441	250,725	—	(716)
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	8,700	420,229	436,956	16,727	—
Expiring 04/06/22	Bank of America, N.A.	MXN	8,700	418,309	436,955	18,646	—
Expiring 04/06/22	Bank of America, N.A.	MXN	8,430	400,542	423,395	22,853	—
Expiring 04/06/22	Bank of America, N.A.	MXN	8,150	399,569	409,332	9,763	—
Expiring 04/06/22	Bank of America, N.A.	MXN	8,010	396,953	402,300	5,347	—
Expiring 04/06/22	Bank of America, N.A.	MXN	5,430	266,988	272,721	5,733	—
Expiring 04/06/22	Citibank, N.A.	MXN	99,165	4,757,895	4,980,541	222,646	—
Expiring 04/06/22	Citibank, N.A.	MXN	8,360	403,787	419,880	16,093	—
Expiring 04/06/22	Citibank, N.A.	MXN	8,250	399,535	414,354	14,819	—
Expiring 04/06/22	Citibank, N.A.	MXN	5,580	267,701	280,254	12,553	—
Expiring 04/06/22	Citibank, N.A.	MXN	3,590	175,385	180,307	4,922	—
Expiring 04/06/22	Citibank, N.A.	MXN	3,510	168,114	176,289	8,175	—
Expiring 04/06/22	Deutsche Bank AG	MXN	3,770	186,320	189,347	3,027	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	8,510	409,723	427,413	17,690	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	8,430	400,143	423,395	23,252	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	8,320	403,221	417,870	14,649	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	5,630	268,905	282,766	13,861	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	5,620	267,601	282,264	14,663	—
Expiring 05/06/22	Citibank, N.A.	MXN	6,690	335,013	334,203	—	(810)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	22,089	1,077,000	1,095,361	18,361	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	9,852	453,000	488,534	35,534	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	9,830	453,000	487,457	34,457	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	5,292	258,454	262,449	3,995	—
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	81,455	2,848,276	2,843,468	—	(4,808)
Expiring 04/06/22	Citibank, N.A.	TWD	19,120	669,351	667,450	—	(1,901)
Expiring 04/06/22	Citibank, N.A.	TWD	13,320	467,041	464,981	—	(2,060)
Expiring 04/06/22	Deutsche Bank AG	TWD	38,175	1,344,664	1,332,631	—	(12,033)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	38,420	1,359,038	1,341,183	—	(17,855)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	37,980	1,331,697	1,325,823	—	(5,874)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	19,020	668,541	663,958	—	(4,583)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	17,140	595,470	598,331	2,861	—
Expiring 06/15/22	The Toronto-Dominion Bank	TWD	35,754	1,251,000	1,252,973	1,973	—
New Zealand Dollar,
Expiring 04/06/22	Citibank, N.A.	NZD	1,950	1,339,104	1,351,377	12,273	—
Expiring 04/06/22	Citibank, N.A.	NZD	1,005	680,357	696,479	16,122	—
Expiring 04/06/22	Citibank, N.A.	NZD	980	665,231	679,154	13,923	—
Expiring 04/06/22	Citibank, N.A.	NZD	960	668,972	665,293	—	(3,679)
Expiring 04/06/22	Citibank, N.A.	NZD	422	293,195	292,452	—	(743)
Expiring 04/06/22	Citibank, N.A.	NZD	160	111,352	110,882	—	(470)
Expiring 04/06/22	Deutsche Bank AG	NZD	990	670,290	686,083	15,793	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,518	1,703,122	1,745,009	41,887	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,920	1,299,132	1,330,587	31,455	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	990	675,444	686,084	10,640	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	990	682,599	686,084	3,485	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	960	668,815	665,294	—	(3,521)
A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	160	$111,469	$110,882	$—	$(587)
Expiring 04/19/22	Citibank, N.A.	NZD	704	470,000	487,588	17,588	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	330	229,605	228,477	—	(1,128)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	276	187,071	191,569	4,498	—
Expiring 05/06/22	Bank of America, N.A.	NZD	955	659,254	661,480	2,226	—
Norwegian Krone,
Expiring 04/06/22	Citibank, N.A.	NOK	12,170	1,362,949	1,382,259	19,310	—
Expiring 04/06/22	Citibank, N.A.	NOK	12,170	1,349,955	1,382,258	32,303	—
Expiring 04/06/22	Citibank, N.A.	NOK	3,490	398,357	396,391	—	(1,966)
Expiring 04/06/22	Deutsche Bank AG	NOK	11,390	1,278,899	1,293,667	14,768	—
Expiring 04/06/22	Deutsche Bank AG	NOK	5,990	668,350	680,339	11,989	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	6,090	683,134	691,697	8,563	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	6,020	677,534	683,746	6,212	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	6,020	676,967	683,746	6,779	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,720	190,429	195,356	4,927	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,570	174,526	178,319	3,793	—
Expiring 04/19/22	HSBC Bank PLC	NOK	1,631	182,697	185,233	2,536	—
Expiring 04/19/22	HSBC Bank PLC	NOK	1,581	180,770	179,528	—	(1,242)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	5,720	661,012	649,456	—	(11,556)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	1,720	199,916	195,291	—	(4,625)
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	731	196,585	198,639	2,054	—
Expiring 06/15/22	BNP Paribas S.A.	PEN	1,529	403,483	412,882	9,399	—
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	20,990	404,073	405,609	1,536	—
Expiring 05/06/22	Bank of America, N.A.	PHP	13,580	261,456	261,667	211	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	95,304	1,811,000	1,829,723	18,723	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	79,645	1,508,000	1,529,091	21,091	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	52,786	1,002,000	1,013,437	11,437	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	50,175	952,000	963,303	11,303	—
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	1,184	279,133	281,648	2,515	—
Expiring 04/06/22	Bank of America, N.A.	PLN	96	22,548	22,836	288	—
Expiring 04/06/22	Citibank, N.A.	PLN	3,610	837,974	858,742	20,768	—
Expiring 04/06/22	Citibank, N.A.	PLN	1,845	412,619	438,886	26,267	—
Expiring 04/06/22	Citibank, N.A.	PLN	995	237,762	236,689	—	(1,073)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PLN	1,810	413,771	430,560	16,789	—
Expiring 04/19/22	HSBC Bank PLC	PLN	23,767	5,984,443	5,646,520	—	(337,923)
Expiring 04/19/22	HSBC Bank PLC	PLN	2,445	615,523	580,766	—	(34,757)
Expiring 04/19/22	HSBC Bank PLC	PLN	1,076	257,795	255,561	—	(2,234)
Expiring 04/19/22	HSBC Bank PLC	PLN	703	170,630	166,905	—	(3,725)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	1,993	1,470,000	1,470,708	708	—
Expiring 06/15/22	HSBC Bank PLC	SGD	1,583	1,165,000	1,167,710	2,710	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	2,149	1,584,000	1,585,312	1,312	—
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	10,470	679,743	715,972	36,229	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	5,990	401,179	409,616	8,437	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	5,920	400,590	404,829	4,239	—
Expiring 04/06/22	Citibank, N.A.	ZAR	61,990	3,987,957	4,239,079	251,122	—
Expiring 04/06/22	Citibank, N.A.	ZAR	6,440	415,712	440,388	24,676	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	10,320	670,448	705,716	35,268	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	10,320	669,695	705,715	36,020	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	7,910	513,388	540,911	27,523	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	3,990	267,233	272,849	5,616	—
A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 05/06/22	Bank of America, N.A.	ZAR	3,870	$262,328	$263,616	$1,288	$—
Expiring 06/15/22	HSBC Bank PLC	ZAR	2,587	173,570	175,336	1,766	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	1,502	97,083	101,769	4,686	—
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	828,640	677,824	682,197	4,373	—
Expiring 04/06/22	Bank of America, N.A.	KRW	825,150	666,626	679,323	12,697	—
Expiring 04/06/22	Citibank, N.A.	KRW	1,622,110	1,329,598	1,335,439	5,841	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	4,245,178	3,510,733	3,494,940	—	(15,793)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	834,090	676,719	686,684	9,965	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	808,810	663,176	665,871	2,695	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	803,120	657,918	661,187	3,269	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	355,420	289,242	292,608	3,366	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	450,680	372,478	370,721	—	(1,757)
Expiring 06/15/22	Citibank, N.A.	KRW	205,836	167,526	169,326	1,800	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,154,158	939,000	949,440	10,440	—
Expiring 06/15/22	HSBC Bank PLC	KRW	926,540	765,000	762,196	—	(2,804)
Expiring 06/15/22	HSBC Bank PLC	KRW	543,981	440,000	447,492	7,492	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	847,832	696,000	697,449	1,449	—
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	14,785	1,523,990	1,572,630	48,640	—
Expiring 04/06/22	Citibank, N.A.	SEK	6,520	675,095	693,510	18,415	—
Expiring 04/06/22	Citibank, N.A.	SEK	3,140	334,605	333,991	—	(614)
Expiring 04/06/22	Deutsche Bank AG	SEK	3,350	335,522	356,328	20,806	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	12,820	1,338,834	1,363,619	24,785	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,690	673,297	711,592	38,295	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,630	674,957	705,210	30,253	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,280	667,453	667,982	529	—
Expiring 04/19/22	HSBC Bank PLC	SEK	2,057	220,835	218,900	—	(1,935)
Expiring 04/19/22	HSBC Bank PLC	SEK	1,546	165,750	164,446	—	(1,304)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	1,990	213,674	211,801	—	(1,873)
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	315	336,346	340,954	4,608	—
Expiring 04/06/22	Citibank, N.A.	CHF	1,255	1,336,187	1,358,405	22,218	—
Expiring 04/06/22	Citibank, N.A.	CHF	1,240	1,327,578	1,342,169	14,591	—
Expiring 04/06/22	Citibank, N.A.	CHF	630	669,181	681,909	12,728	—
Expiring 04/06/22	Citibank, N.A.	CHF	630	679,601	681,909	2,308	—
Expiring 04/06/22	Citibank, N.A.	CHF	390	414,600	422,133	7,533	—
Expiring 04/06/22	Citibank, N.A.	CHF	315	335,304	340,954	5,650	—
Expiring 04/06/22	Deutsche Bank AG	CHF	625	670,417	676,496	6,079	—
Expiring 04/06/22	Deutsche Bank AG	CHF	625	667,559	676,497	8,938	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	625	666,688	676,496	9,808	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	310	334,050	335,542	1,492	—
Expiring 04/19/22	HSBC Bank PLC	CHF	235	255,138	254,121	—	(1,017)
Expiring 05/06/22	Deutsche Bank AG	CHF	615	658,782	666,421	7,639	—
Expiring 05/06/22	Deutsche Bank AG	CHF	615	657,952	666,421	8,469	—
Expiring 05/06/22	Deutsche Bank AG	CHF	310	332,748	335,920	3,172	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	615	660,715	666,421	5,706	—
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	35,140	1,056,207	1,056,836	629	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	23,780	714,758	715,184	426	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	5,750	175,590	172,932	—	(2,658)
Expiring 06/15/22	Goldman Sachs International	THB	28,413	854,000	855,479	1,479	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	14,338	431,000	431,714	714	—
A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	1,501	$101,487	$101,996	$509	$—
				$302,288,272	$303,753,869	3,108,468	(1,642,871)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Bank of America, N.A.	AUD	900	$665,129	$673,512	$—	$(8,383)
Expiring 04/06/22	Citibank, N.A.	AUD	925	666,755	692,220	—	(25,465)
Expiring 04/06/22	Citibank, N.A.	AUD	915	674,764	684,737	—	(9,973)
Expiring 04/06/22	Citibank, N.A.	AUD	885	664,822	662,287	2,535	—
Expiring 04/06/22	Deutsche Bank AG	AUD	7,423	5,394,962	5,554,974	—	(160,012)
Expiring 04/06/22	Deutsche Bank AG	AUD	4,644	3,375,213	3,475,320	—	(100,107)
Expiring 04/06/22	Deutsche Bank AG	AUD	935	678,702	699,703	—	(21,001)
Expiring 04/06/22	Deutsche Bank AG	AUD	925	679,197	692,221	—	(13,024)
Expiring 04/06/22	Deutsche Bank AG	AUD	925	680,283	692,220	—	(11,937)
Expiring 04/06/22	Deutsche Bank AG	AUD	465	340,477	347,981	—	(7,504)
Expiring 04/06/22	Deutsche Bank AG	AUD	465	341,980	347,981	—	(6,001)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	2,040	1,481,483	1,526,627	—	(45,144)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,845	1,357,256	1,380,699	—	(23,443)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	940	686,342	703,446	—	(17,104)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	935	684,398	699,704	—	(15,306)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	915	665,606	684,737	—	(19,131)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	895	668,322	669,770	—	(1,448)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	885	663,980	662,287	1,693	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	445	332,294	333,014	—	(720)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,735	1,252,644	1,298,927	—	(46,283)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,265	912,839	946,567	—	(33,728)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	656	467,836	490,993	—	(23,157)
Expiring 05/06/22	Deutsche Bank AG	AUD	440	330,249	329,410	839	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	880	660,083	658,821	1,262	—
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	7,355	1,552,408	1,542,920	9,488	—
Expiring 04/04/22	Citibank, N.A.	BRL	5,675	1,092,447	1,190,492	—	(98,045)
Expiring 04/04/22	Citibank, N.A.	BRL	1,790	351,532	375,503	—	(23,971)
Expiring 04/04/22	Citibank, N.A.	BRL	1,220	242,063	255,929	—	(13,866)
Expiring 04/04/22	Citibank, N.A.	BRL	700	135,838	146,845	—	(11,007)
Expiring 04/04/22	Citibank, N.A.	BRL	700	135,790	146,844	—	(11,054)
Expiring 04/04/22	Deutsche Bank AG	BRL	4,085	839,326	856,945	—	(17,619)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	4,110	830,219	862,189	—	(31,970)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	4,301	851,200	902,238	—	(51,038)
Expiring 05/03/22	Citibank, N.A.	BRL	6,960	1,451,512	1,448,444	3,068	—
Expiring 05/03/22	Citibank, N.A.	BRL	3,965	827,593	825,155	2,438	—
Expiring 05/03/22	Citibank, N.A.	BRL	825	170,560	171,690	—	(1,130)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	4,301	887,014	895,061	—	(8,047)
British Pound,
Expiring 04/04/22	BNP Paribas S.A.	GBP	7,460	10,106,247	9,800,057	306,190	—
Expiring 04/06/22	Bank of America, N.A.	GBP	12,280	16,358,434	16,130,738	227,696	—
Expiring 04/06/22	Bank of America, N.A.	GBP	1,514	2,016,830	1,988,757	28,073	—
Expiring 04/06/22	Bank of America, N.A.	GBP	1,025	1,352,406	1,346,418	5,988	—
Expiring 04/06/22	Bank of America, N.A.	GBP	510	667,386	669,925	—	(2,539)
Expiring 04/06/22	Bank of America, N.A.	GBP	153	199,956	200,978	—	(1,022)
Expiring 04/06/22	Citibank, N.A.	GBP	1,024	1,333,027	1,345,104	—	(12,077)
A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/06/22	Citibank, N.A.	GBP	512	$674,358	$672,552	$1,806	$—
Expiring 04/06/22	Citibank, N.A.	GBP	330	437,305	433,481	3,824	—
Expiring 04/06/22	Deutsche Bank AG	GBP	1,017	1,350,718	1,335,908	14,810	—
Expiring 04/06/22	Deutsche Bank AG	GBP	512	673,978	672,552	1,426	—
Expiring 04/06/22	Deutsche Bank AG	GBP	505	664,889	663,357	1,532	—
Expiring 04/06/22	Deutsche Bank AG	GBP	505	669,285	663,357	5,928	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	998	1,332,626	1,310,950	21,676	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	513	686,632	673,866	12,766	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	512	673,956	672,552	1,404	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	505	663,168	663,357	—	(189)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	315	414,929	413,777	1,152	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	134	175,273	176,020	—	(747)
Expiring 04/19/22	HSBC Bank PLC	GBP	1,197	1,602,977	1,572,765	30,212	—
Expiring 04/19/22	HSBC Bank PLC	GBP	594	802,190	779,969	22,221	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	GBP	13,783	18,798,603	18,103,984	694,619	—
Expiring 04/19/22	The Toronto-Dominion Bank	GBP	3,387	4,553,814	4,448,337	105,477	—
Expiring 05/06/22	Deutsche Bank AG	GBP	502	659,048	659,313	—	(265)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	236	309,916	309,955	—	(39)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	6,577	8,677,036	8,638,618	38,418	—
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	14,178	11,172,401	11,340,915	—	(168,514)
Expiring 04/06/22	Bank of America, N.A.	CAD	830	664,675	663,913	762	—
Expiring 04/06/22	Bank of America, N.A.	CAD	423	331,413	338,355	—	(6,942)
Expiring 04/06/22	Bank of America, N.A.	CAD	300	238,689	239,968	—	(1,279)
Expiring 04/06/22	Citibank, N.A.	CAD	1,700	1,326,197	1,359,822	—	(33,625)
Expiring 04/06/22	Citibank, N.A.	CAD	855	672,853	683,910	—	(11,057)
Expiring 04/06/22	Citibank, N.A.	CAD	845	667,372	675,912	—	(8,540)
Expiring 04/06/22	Citibank, N.A.	CAD	420	333,231	335,956	—	(2,725)
Expiring 04/06/22	Citibank, N.A.	CAD	260	205,286	207,973	—	(2,687)
Expiring 04/06/22	Citibank, N.A.	CAD	240	188,846	191,975	—	(3,129)
Expiring 04/06/22	Deutsche Bank AG	CAD	1,725	1,357,545	1,379,819	—	(22,274)
Expiring 04/06/22	Deutsche Bank AG	CAD	420	333,577	335,956	—	(2,379)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,725	1,374,498	1,379,819	—	(5,321)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	430	339,143	343,955	—	(4,812)
Expiring 04/19/22	HSBC Bank PLC	CAD	1,300	1,034,934	1,039,518	—	(4,584)
Expiring 04/19/22	HSBC Bank PLC	CAD	400	316,882	319,934	—	(3,052)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CAD	674	536,578	538,965	—	(2,387)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	825	658,927	659,821	—	(894)
Chilean Peso,
Expiring 04/06/22	Bank of America, N.A.	CLP	311,200	399,589	395,143	4,446	—
Expiring 04/06/22	Bank of America, N.A.	CLP	276,400	350,095	350,956	—	(861)
Expiring 04/06/22	Citibank, N.A.	CLP	228,800	283,207	290,517	—	(7,310)
Expiring 06/15/22	Barclays Bank PLC	CLP	389,761	488,423	488,950	—	(527)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CLP	641,408	804,000	804,636	—	(636)
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	5,163	814,867	812,128	2,739	—
Expiring 04/06/22	Deutsche Bank AG	CNH	3,511	548,659	552,273	—	(3,614)
Expiring 04/06/22	Deutsche Bank AG	CNH	2,145	337,165	337,403	—	(238)
Expiring 04/06/22	Deutsche Bank AG	CNH	715	112,420	112,468	—	(48)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	1,597	249,422	251,205	—	(1,783)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	4,111	646,105	645,407	698	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	2,338	367,452	367,055	397	—
Expiring 05/23/22	Goldman Sachs International	CNH	9,636	1,516,000	1,511,333	4,667	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	52,413	8,206,300	8,220,799	—	(14,499)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	38,762	6,068,982	6,079,705	—	(10,723)
A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	6,169	$962,000	$967,593	$—	$(5,593)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	9,222	1,446,000	1,446,468	—	(468)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	907,000	235,646	240,188	—	(4,542)
Expiring 04/06/22	Citibank, N.A.	COP	474,224	126,291	125,582	709	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	12,080	516,460	547,082	—	(30,622)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CZK	4,990	224,126	225,988	—	(1,862)
Expiring 04/19/22	Barclays Bank PLC	CZK	22,905	979,000	1,035,678	—	(56,678)
Expiring 04/19/22	Barclays Bank PLC	CZK	22,187	972,000	1,003,225	—	(31,225)
Expiring 04/19/22	Barclays Bank PLC	CZK	18,223	838,000	823,983	14,017	—
Expiring 04/19/22	Barclays Bank PLC	CZK	11,843	552,000	535,479	16,521	—
Expiring 04/19/22	Citibank, N.A.	CZK	17,362	771,000	785,038	—	(14,038)
Expiring 04/19/22	Citibank, N.A.	CZK	12,710	576,000	574,710	1,290	—
Danish Krone,
Expiring 04/06/22	Deutsche Bank AG	DKK	3,244	484,910	482,519	2,391	—
Euro,
Expiring 04/04/22	Barclays Bank PLC	EUR	231	252,520	255,233	—	(2,713)
Expiring 04/04/22	BNP Paribas S.A.	EUR	442	486,003	489,419	—	(3,416)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	46,335	52,601,628	51,263,974	1,337,654	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	652	717,947	720,842	—	(2,895)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	420	459,161	465,220	—	(6,059)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	396	440,630	438,616	2,014	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	208	229,946	230,165	—	(219)
Expiring 04/06/22	Bank of America, N.A.	EUR	632	701,891	699,264	2,627	—
Expiring 04/06/22	Bank of America, N.A.	EUR	282	310,420	312,013	—	(1,593)
Expiring 04/06/22	Bank of America, N.A.	EUR	193	212,642	213,541	—	(899)
Expiring 04/06/22	Bank of America, N.A.	EUR	1	1,100	1,106	—	(6)
Expiring 04/06/22	Citibank, N.A.	EUR	1,841	2,010,489	2,036,938	—	(26,449)
Expiring 04/06/22	Citibank, N.A.	EUR	1,247	1,381,134	1,379,719	1,415	—
Expiring 04/06/22	Citibank, N.A.	EUR	767	851,631	848,632	2,999	—
Expiring 04/06/22	Citibank, N.A.	EUR	624	685,233	690,412	—	(5,179)
Expiring 04/06/22	Citibank, N.A.	EUR	617	681,691	682,667	—	(976)
Expiring 04/06/22	Citibank, N.A.	EUR	611	667,008	676,028	—	(9,020)
Expiring 04/06/22	Citibank, N.A.	EUR	608	668,678	672,709	—	(4,031)
Expiring 04/06/22	Citibank, N.A.	EUR	603	662,174	667,178	—	(5,004)
Expiring 04/06/22	Citibank, N.A.	EUR	401	441,085	443,678	—	(2,593)
Expiring 04/06/22	Citibank, N.A.	EUR	384	419,651	424,869	—	(5,218)
Expiring 04/06/22	Citibank, N.A.	EUR	354	392,353	391,676	677	—
Expiring 04/06/22	Citibank, N.A.	EUR	304	334,432	336,355	—	(1,923)
Expiring 04/06/22	Citibank, N.A.	EUR	302	335,737	334,142	1,595	—
Expiring 04/06/22	Citibank, N.A.	EUR	288	320,372	318,652	1,720	—
Expiring 04/06/22	Deutsche Bank AG	EUR	610	670,414	674,922	—	(4,508)
Expiring 04/06/22	Deutsche Bank AG	EUR	608	667,037	672,710	—	(5,673)
Expiring 04/06/22	Deutsche Bank AG	EUR	603	666,422	667,178	—	(756)
Expiring 04/06/22	Deutsche Bank AG	EUR	603	661,944	667,177	—	(5,233)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	41,417	46,062,248	45,825,011	237,237	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	2,026	2,253,232	2,241,627	11,605	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,207	1,326,739	1,335,461	—	(8,722)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,207	1,331,607	1,335,461	—	(3,854)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	721	794,220	797,736	—	(3,516)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	611	670,880	676,028	—	(5,148)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	609	670,500	673,816	—	(3,316)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	421	472,138	465,807	6,331	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	391	430,485	432,615	—	(2,130)
A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	380	$419,792	$420,444	$—	$(652)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	335	368,803	370,654	—	(1,851)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	276	303,329	305,375	—	(2,046)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	190	208,813	210,221	—	(1,408)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	173	191,042	191,412	—	(370)
Expiring 04/19/22	BNP Paribas S.A.	EUR	37,793	43,034,825	41,831,923	1,202,902	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	68,787	78,886,167	76,137,402	2,748,765	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	599	678,395	662,471	15,924	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	319	353,316	353,299	17	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	40,119	44,039,583	44,432,538	—	(392,955)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	331	370,026	366,691	3,335	—
Hungarian Forint,
Expiring 04/06/22	Bank of America, N.A.	HUF	69,800	201,880	210,016	—	(8,136)
Expiring 04/06/22	Bank of America, N.A.	HUF	21,884	63,294	65,845	—	(2,551)
Expiring 04/19/22	BNP Paribas S.A.	HUF	239,831	759,450	720,293	39,157	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	210,222	665,000	631,370	33,630	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	137,403	427,440	412,667	14,773	—
Expiring 04/19/22	Citibank, N.A.	HUF	148,897	447,000	447,187	—	(187)
Expiring 04/19/22	HSBC Bank PLC	HUF	164,391	516,000	493,723	22,277	—
Expiring 04/19/22	HSBC Bank PLC	HUF	149,156	440,000	447,965	—	(7,965)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	149,190	436,000	448,069	—	(12,069)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	127,968	394,560	384,331	10,229	—
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	104,620	1,387,073	1,377,130	9,943	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	104,620	1,374,915	1,370,247	4,668	—
Expiring 06/15/22	Citibank, N.A.	INR	129,097	1,677,000	1,683,484	—	(6,484)
Expiring 06/15/22	HSBC Bank PLC	INR	126,203	1,628,000	1,645,738	—	(17,738)
Expiring 06/15/22	HSBC Bank PLC	INR	76,025	981,000	991,394	—	(10,394)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	129,980	1,690,000	1,695,003	—	(5,003)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	114,836	1,492,000	1,497,516	—	(5,516)
Indonesian Rupiah,
Expiring 04/06/22	Bank of America, N.A.	IDR	1,425,500	99,062	99,332	—	(270)
Expiring 04/06/22	Bank of America, N.A.	IDR	1,425,500	99,103	99,331	—	(228)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,238,910	1,239,520	—	(610)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	2,072,000	144,310	144,381	—	(71)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,241,158	1,238,798	2,360	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	1,658,000	115,685	115,465	220	—
Expiring 06/15/22	Goldman Sachs International	IDR	20,962,926	1,462,462	1,457,758	4,704	—
Israeli Shekel,
Expiring 04/06/22	Bank of America, N.A.	ILS	2,330	720,804	730,209	—	(9,405)
Expiring 06/15/22	Barclays Bank PLC	ILS	2,629	803,000	825,830	—	(22,830)
Expiring 06/15/22	Citibank, N.A.	ILS	2,718	851,000	853,847	—	(2,847)
Expiring 06/15/22	HSBC Bank PLC	ILS	3,392	1,033,000	1,065,432	—	(32,432)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	3,256	999,000	1,022,739	—	(23,739)
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	78,000	672,085	640,771	31,314	—
Expiring 04/06/22	Citibank, N.A.	JPY	5,698,434	49,444,542	46,812,713	2,631,829	—
Expiring 04/06/22	Citibank, N.A.	JPY	157,800	1,364,167	1,296,329	67,838	—
Expiring 04/06/22	Citibank, N.A.	JPY	38,800	326,906	318,742	8,164	—
Expiring 04/06/22	Citibank, N.A.	JPY	26,500	229,708	217,698	12,010	—
Expiring 04/06/22	Deutsche Bank AG	JPY	80,100	655,444	658,022	—	(2,578)
Expiring 04/06/22	Deutsche Bank AG	JPY	79,300	663,901	651,450	12,451	—
Expiring 04/06/22	Deutsche Bank AG	JPY	78,700	661,433	646,522	14,911	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	157,400	1,324,438	1,293,043	31,395	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	78,900	682,405	648,165	34,240	—
A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	77,800	$665,743	$639,128	$26,615	$—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	58,950	508,948	484,275	24,673	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	39,100	337,882	321,207	16,675	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	38,900	335,313	319,564	15,749	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	38,800	331,489	318,742	12,747	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	51,387	422,537	422,427	110	—
Malaysian Ringgit,
Expiring 04/06/22	Deutsche Bank AG	MYR	5,350	1,273,779	1,268,414	5,365	—
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	8,250	400,622	414,355	—	(13,733)
Expiring 04/06/22	Bank of America, N.A.	MXN	8,120	399,577	407,826	—	(8,249)
Expiring 04/06/22	Bank of America, N.A.	MXN	7,930	395,363	398,282	—	(2,919)
Expiring 04/06/22	Bank of America, N.A.	MXN	5,460	265,416	274,228	—	(8,812)
Expiring 04/06/22	Citibank, N.A.	MXN	24,909	1,195,123	1,251,049	—	(55,926)
Expiring 04/06/22	Citibank, N.A.	MXN	16,850	829,218	846,287	—	(17,069)
Expiring 04/06/22	Citibank, N.A.	MXN	9,200	440,305	462,068	—	(21,763)
Expiring 04/06/22	Citibank, N.A.	MXN	6,560	318,563	329,475	—	(10,912)
Expiring 04/06/22	Citibank, N.A.	MXN	6,310	301,242	316,918	—	(15,676)
Expiring 04/06/22	Citibank, N.A.	MXN	5,880	276,937	295,322	—	(18,385)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	14,120	669,830	709,174	—	(39,344)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	8,430	402,473	423,395	—	(20,922)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	8,120	399,182	407,825	—	(8,643)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	7,930	394,435	398,282	—	(3,847)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	MXN	5,250	262,226	262,267	—	(41)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	14,994	705,000	743,523	—	(38,523)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	12,966	608,000	642,961	—	(34,961)
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	43,125	1,538,256	1,505,427	32,829	—
Expiring 04/06/22	Bank of America, N.A.	TWD	38,330	1,351,504	1,338,041	13,463	—
Expiring 04/06/22	Citibank, N.A.	TWD	18,855	663,511	658,199	5,312	—
Expiring 04/06/22	Citibank, N.A.	TWD	13,585	475,033	474,231	802	—
Expiring 04/06/22	Deutsche Bank AG	TWD	19,280	674,173	673,035	1,138	—
Expiring 04/06/22	Deutsche Bank AG	TWD	18,895	669,561	659,596	9,965	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	48,590	1,699,070	1,696,202	2,868	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	38,085	1,355,338	1,329,488	25,850	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	25,885	926,416	903,605	22,811	—
Expiring 05/06/22	Bank of America, N.A.	TWD	18,885	661,008	660,203	805	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	TWD	17,140	596,195	599,200	—	(3,005)
Expiring 06/15/22	Goldman Sachs International	TWD	181,479	6,428,599	6,359,886	68,713	—
New Zealand Dollar,
Expiring 04/06/22	Bank of America, N.A.	NZD	985	669,643	682,618	—	(12,975)
Expiring 04/06/22	Citibank, N.A.	NZD	975	670,995	675,689	—	(4,694)
Expiring 04/06/22	Citibank, N.A.	NZD	495	337,559	343,042	—	(5,483)
Expiring 04/06/22	Citibank, N.A.	NZD	490	332,002	339,577	—	(7,575)
Expiring 04/06/22	Citibank, N.A.	NZD	280	191,304	194,044	—	(2,740)
Expiring 04/06/22	Deutsche Bank AG	NZD	995	680,185	689,549	—	(9,364)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	3,899	2,637,202	2,702,062	—	(64,860)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,010	1,358,077	1,392,959	—	(34,882)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,010	1,369,377	1,392,958	—	(23,581)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,530	1,065,507	1,060,311	5,196	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,010	685,015	699,944	—	(14,929)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	995	679,921	689,549	—	(9,628)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	990	671,868	686,083	—	(14,215)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	985	671,256	682,618	—	(11,362)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	980	665,515	679,154	—	(13,639)
A70

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	740	$505,609	$512,830	$—	$(7,221)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	505	342,365	349,972	—	(7,607)
Expiring 05/06/22	Bank of America, N.A.	NZD	1,915	1,324,460	1,326,423	—	(1,963)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NZD	945	657,704	654,553	3,151	—
Norwegian Krone,
Expiring 04/06/22	Bank of America, N.A.	NOK	6,050	674,892	687,154	—	(12,262)
Expiring 04/06/22	Citibank, N.A.	NOK	6,150	684,258	698,512	—	(14,254)
Expiring 04/06/22	Citibank, N.A.	NOK	6,050	672,987	687,154	—	(14,167)
Expiring 04/06/22	Citibank, N.A.	NOK	4,058	462,870	460,905	1,965	—
Expiring 04/06/22	Deutsche Bank AG	NOK	6,309	708,391	716,570	—	(8,179)
Expiring 04/06/22	Deutsche Bank AG	NOK	5,920	673,258	672,388	870	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	13,370	1,510,756	1,518,554	—	(7,798)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	6,150	684,286	698,512	—	(14,226)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	6,150	683,526	698,512	—	(14,986)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,398	157,843	158,783	—	(940)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	5,720	666,930	649,456	17,474	—
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	731	194,337	198,638	—	(4,301)
Expiring 05/06/22	Citibank, N.A.	PEN	731	196,057	198,100	—	(2,043)
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	14,300	273,005	276,332	—	(3,327)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	6,690	130,310	129,277	1,033	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	PHP	20,990	402,833	404,447	—	(1,614)
Expiring 06/15/22	Deutsche Bank AG	PHP	60,738	1,162,000	1,166,094	—	(4,094)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	23,914	458,000	459,121	—	(1,121)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	76,392	1,441,896	1,466,631	—	(24,735)
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	3,590	842,142	853,985	—	(11,843)
Expiring 04/06/22	Bank of America, N.A.	PLN	3,565	825,705	848,037	—	(22,332)
Expiring 04/06/22	Bank of America, N.A.	PLN	1,800	419,621	428,182	—	(8,561)
Expiring 04/06/22	Bank of America, N.A.	PLN	1,795	415,251	426,992	—	(11,741)
Expiring 04/06/22	Citibank, N.A.	PLN	1,880	431,638	447,212	—	(15,574)
Expiring 04/06/22	Citibank, N.A.	PLN	1,265	290,437	300,916	—	(10,479)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,574	993,000	1,086,788	—	(93,788)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,292	808,000	782,128	25,872	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,143	790,000	746,585	43,415	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,063	729,000	727,812	1,188	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	2,482	586,000	589,744	—	(3,744)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	2,407	598,000	571,741	26,259	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	2,254	562,000	535,556	26,444	—
Expiring 05/06/22	Bank of America, N.A.	PLN	780	185,672	184,989	683	—
Singapore Dollar,
Expiring 04/06/22	Citibank, N.A.	SGD	1,170	862,689	863,213	—	(524)
Expiring 04/06/22	Citibank, N.A.	SGD	765	564,066	564,409	—	(343)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	6,524	4,794,403	4,813,531	—	(19,128)
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	10,400	675,997	711,186	—	(35,189)
Expiring 04/06/22	Bank of America, N.A.	ZAR	3,870	264,435	264,644	—	(209)
Expiring 04/06/22	Deutsche Bank AG	ZAR	6,340	414,049	433,550	—	(19,501)
Expiring 04/06/22	Deutsche Bank AG	ZAR	6,280	413,444	429,447	—	(16,003)
Expiring 04/06/22	Deutsche Bank AG	ZAR	6,280	413,785	429,448	—	(15,663)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	21,140	1,380,121	1,445,622	—	(65,501)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	20,940	1,361,816	1,431,946	—	(70,130)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	4,140	270,796	283,107	—	(12,311)
Expiring 06/15/22	Barclays Bank PLC	ZAR	18,878	1,220,580	1,279,323	—	(58,743)
A71

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/15/22	Barclays Bank PLC	ZAR	18,054	$1,190,063	$1,223,465	$—	$(33,402)
Expiring 06/15/22	Barclays Bank PLC	ZAR	12,552	811,559	850,617	—	(39,058)
Expiring 06/15/22	Citibank, N.A.	ZAR	18,054	1,186,574	1,223,465	—	(36,891)
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	809,890	664,989	666,760	—	(1,771)
Expiring 04/06/22	Bank of America, N.A.	KRW	803,450	661,820	661,458	362	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	4,245,178	3,529,530	3,494,939	34,591	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	833,370	678,198	686,091	—	(7,893)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	819,460	676,290	674,640	1,650	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	819,460	676,848	674,639	2,209	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	806,730	663,484	664,159	—	(675)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	450,680	372,709	371,032	1,677	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	398,300	331,155	327,910	3,245	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	268,800	223,126	221,296	1,830	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	67,200	55,768	55,324	444	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	4,245,178	3,508,557	3,492,006	16,551	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	807,730	658,968	664,424	—	(5,456)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	800,200	660,013	658,230	1,783	—
Expiring 06/15/22	Citibank, N.A.	KRW	4,346,271	3,537,350	3,575,353	—	(38,003)
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	5,665	583,930	602,567	—	(18,637)
Expiring 04/06/22	Citibank, N.A.	SEK	4,530	480,469	481,840	—	(1,371)
Expiring 04/06/22	Citibank, N.A.	SEK	2,397	253,658	254,961	—	(1,303)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	13,300	1,360,889	1,414,675	—	(53,786)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,760	689,387	719,038	—	(29,651)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,530	674,511	694,574	—	(20,063)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,490	675,113	690,318	—	(15,205)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,490	676,409	690,319	—	(13,910)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	3,230	333,051	343,563	—	(10,512)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	2,420	261,354	257,567	3,787	—
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	1,315	1,431,869	1,423,348	8,521	—
Expiring 04/06/22	Bank of America, N.A.	CHF	855	930,987	925,447	5,540	—
Expiring 04/06/22	Citibank, N.A.	CHF	625	671,041	676,497	—	(5,456)
Expiring 04/06/22	Citibank, N.A.	CHF	615	660,195	665,672	—	(5,477)
Expiring 04/06/22	Citibank, N.A.	CHF	310	337,987	335,543	2,444	—
Expiring 04/06/22	Deutsche Bank AG	CHF	625	668,975	676,496	—	(7,521)
Expiring 04/06/22	Deutsche Bank AG	CHF	620	666,553	671,084	—	(4,531)
Expiring 04/06/22	Deutsche Bank AG	CHF	620	663,824	671,084	—	(7,260)
Expiring 04/06/22	Deutsche Bank AG	CHF	310	333,277	335,543	—	(2,266)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	1,250	1,359,427	1,352,993	6,434	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	1,180	1,285,064	1,277,225	7,839	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	625	664,992	676,497	—	(11,505)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	620	663,354	671,084	—	(7,730)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	620	664,979	671,084	—	(6,105)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	315	342,966	340,954	2,012	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	310	337,407	335,542	1,865	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CHF	246	266,590	265,916	674	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CHF	983	1,068,492	1,064,384	4,108	—
Expiring 05/06/22	Citibank, N.A.	CHF	615	666,866	666,421	445	—
Expiring 05/06/22	Citibank, N.A.	CHF	310	336,311	335,920	391	—
Expiring 05/06/22	Deutsche Bank AG	CHF	1,235	1,327,541	1,338,260	—	(10,719)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	610	660,507	661,002	—	(495)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	305	330,239	330,502	—	(263)
A72

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	23,780	$726,178	$715,184	$10,994	$—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	10,860	328,527	326,614	1,913	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	9,160	277,913	275,488	2,425	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	7,970	240,060	239,698	362	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	7,110	212,493	213,834	—	(1,341)
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	5,790	178,264	174,135	4,129	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	35,140	1,056,524	1,057,083	—	(559)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	23,780	714,973	715,351	—	(378)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	256,690	7,744,933	7,728,726	16,207	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	6,145	409,598	417,569	—	(7,971)
Expiring 05/06/22	Deutsche Bank AG	TRY	6,145	396,617	407,019	—	(10,402)
Expiring 05/06/22	Deutsche Bank AG	TRY	6,110	403,833	404,700	—	(867)
				$665,137,560	$658,036,563	10,742,580	(3,641,583)
						$13,851,048	$(5,284,454)
Cross currency exchange contracts outstanding at March 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	677	CAD	605	$23,096	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	420	PLN	1,917	9,364	—	HSBC Bank PLC
04/19/22	Buy	EUR	420	PLN	1,922	8,205	—	JPMorgan Chase Bank, N.A.
04/19/22	Buy	PLN	7,432	EUR	1,597	—	(2,077)	Barclays Bank PLC
						$40,665	$(2,077)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom Pao	06/20/23	1.000%(Q)	545	$247,715	$234,350	$13,365	Goldman Sachs International
Russian Federation	12/20/25	1.000%(Q)	1,400	793,582	894,208	(100,626)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	1,700	1,046,133	1,165,123	(118,990)	HSBC Bank PLC
				$2,087,430	$2,293,681	$(206,251)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)	230	0.929%	$189	$837	$(648)	Citibank, N.A.
Devon Energy Corp.	06/20/22	1.000%(Q)	1,490	0.412%	2,421	1,838	583	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q)	1,980	0.328%	3,594	2,870	724	Goldman Sachs International
A73

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Newell Brands, Inc.	06/20/22	1.000%(Q)	1,330	0.250%	$2,647	$2,089	$558	Barclays Bank PLC
Republic of Estonia	12/20/26	1.000%(Q)	190	0.644%	3,085	1,700	1,385	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/28	1.000%(Q)	330	1.125%	(2,394)	(1,216)	(1,178)	Barclays Bank PLC
Republic of Panama	06/20/29	1.000%(Q)	1,800	1.070%	(7,628)	(9,167)	1,539	Morgan Stanley & Co. International PLC
Russian Federation	03/20/25	1.000%(Q)	1,400	47.737%	(773,588)	(893,713)	120,125	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	1,700	28.910%	(1,038,008)	(1,168,445)	130,437	HSBC Bank PLC
					$(1,809,682)	$(2,063,207)	$253,525

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	86,390	$(1,204,095)	$(1,413,342)	$(209,247)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	1,570	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(8,093)	$—	$(8,093)	JPMorgan Chase Bank, N.A.
A74

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Inflation swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR	370	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$4,217	$—	$4,217	JPMorgan Chase Bank, N.A.
EUR	370	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(467)	—	(467)	JPMorgan Chase Bank, N.A.
					$(4,343)	$—	$(4,343)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,730	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	$852	$(72,250)	$(73,102)
AUD	2,607	06/15/27	1.844%(S)	6 Month BBSW(2)(S)	4,177	(111,930)	(116,107)
AUD	6,530	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	626,060	(93,387)	(719,447)
AUD	1,687	12/08/31	1.992%(S)	6 Month BBSW(2)(S)	—	(109,038)	(109,038)
AUD	606	06/15/32	2.031%(S)	6 Month BBSW(2)(S)	1,268	(43,974)	(45,242)
AUD	1,346	06/16/32	2.438%(S)	6 Month BBSW(1)(S)	1,636	32,296	30,660
BRL	17,965	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(406,290)	(406,290)
CAD	2,370	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	48,306	6,575	(41,731)
CAD	2,445	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	105,351	(7,411)	(112,762)
CAD	1,149	06/15/27	2.031%(S)	3 Month CDOR(1)(S)	15,364	35,240	19,876
CAD	1,743	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	381	21,887	21,506
CAD	552	06/15/32	2.094%(S)	3 Month CDOR(2)(S)	2,670	(31,532)	(34,202)
CAD	940	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	87,393	(18,983)	(106,376)
CAD	1,430	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	157,776	(9,654)	(167,430)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(107,427)	(107,427)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(27,423)	(27,423)
CNH	66,000	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(86)	32,922	33,008
CNH	83,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(316)	13,303	13,619
CNH	15,500	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	2,792	2,792
COP	9,000,000	11/09/26	6.345%(Q)	1 Day COOIS(2)(Q)	—	(159,552)	(159,552)
COP	9,062,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(299,074)	(299,074)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(74,269)	(74,269)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(392,186)	(392,186)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(346,580)	(346,580)
EUR	1,159	03/20/27	0.125%(A)	6 Month EURIBOR(2)(S)	158	(43,716)	(43,874)
EUR	761	06/15/27	(0.062)%(A)	6 Month EURIBOR(1)(S)	166	45,893	45,727
EUR	348	06/15/32	0.188%(A)	6 Month EURIBOR(1)(S)	(1,472)	38,432	39,904
EUR	654	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(22,438)	(22,438)
EUR	1,335	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	38,250	38,250
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	49,598	49,598
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(52,420)	(52,420)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	109,787	109,787
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(116,872)	(116,872)
EUR	1,400	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(174,941)	(174,941)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(190,223)	(190,223)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	2,372	2,372
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(5,106)	(5,106)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(46,102)	56,106	102,208
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(61,578)	197,928	259,506
GBP	873	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(1,463)	36,906	38,369
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	63,776	185,544	121,768
GBP	677	06/15/27	0.875%(A)	1 Day SONIA(1)(A)	(1,967)	43,297	45,264
A75

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	3,033	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	$—	$(208,128)	$(208,128)
GBP	8,870	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(683,472)	459,350	1,142,822
GBP	595	12/16/31	1.062%(A)	1 Day SONIA(1)(A)	(8,030)	12,122	20,152
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	4,448	35,032	30,584
GBP	316	06/15/32	0.750%(A)	1 Day SONIA(1)(A)	(962)	34,541	35,503
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	182,950	(64,156)	(247,106)
GBP	625	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	34,204	33,607	(597)
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	608,973	(175,494)	(784,467)
HUF	380,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(240,451)	(240,451)
ILS	12,320	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(271,174)	(271,174)
JPY	800,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	4,045	(5,757)	(9,802)
JPY	40,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(611)	(696)	(85)
JPY	1,025,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	21,444	(47,717)	(69,161)
JPY	145,619	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(6,068)	(6,926)	(858)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	8,529	7,591	(938)
JPY	615,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	6,094	(60,444)	(66,538)
JPY	803,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	5,548	(142,560)	(148,108)
JPY	42,065	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	722	7,811	7,089
JPY	145,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	29,607	25,905	(3,702)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	13,539	(141,705)	(155,244)
JPY	418,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	16,587	(175,365)	(191,952)
JPY	38,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)	—	(17,830)	(17,830)
JPY	233,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	30,641	(120,355)	(150,996)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	33,770	(148,900)	(182,670)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)	—	(26,691)	(26,691)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(11,813)	(11,643)	170
KRW	3,820,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(278,176)	(278,176)
MXN	71,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(199)	(262,982)	(262,783)
MXN	30,595	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	18,865	(22,107)	(40,972)
NOK	7,801	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	5,011	22,233	17,222
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(17,428)	(17,428)
NOK	3,961	06/15/32	1.750%(A)	6 Month NIBOR(1)(S)	(3,535)	40,281	43,816
NOK	8,770	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	919	10,267	9,348
NZD	1,966	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	1,230	11,951	10,721
NZD	2,679	09/21/27	3.281%(S)	3 Month BBR(2)(Q)	(4,732)	(21,034)	(16,302)
NZD	5,280	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(442,689)	(442,689)
NZD	1,402	03/17/32	2.812%(S)	3 Month BBR(1)(Q)	2,398	21,480	19,082
NZD	630	09/21/32	3.313%(S)	3 Month BBR(2)(Q)	(141)	(5,146)	(5,005)
PLN	5,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)	—	(165,470)	(165,470)
PLN	7,727	06/15/32	4.030%(A)	6 Month WIBOR(2)(S)	22,589	(103,063)	(125,652)
SEK	11,345	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(2,069)	(49,673)	(47,604)
SEK	16,616	06/15/27	0.656%(A)	3 Month STIBOR(2)(Q)	(57,566)	(105,315)	(47,749)
SEK	12,450	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)	—	(152,699)	(152,699)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(3,204)	(61,998)	(58,794)
THB	28,000	08/17/31	1.320%(S)	6 Month THBFIX(2)(S)	—	(55,608)	(55,608)
	5,540	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(89,913)	(89,913)
	6,205	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(97,683)	(97,683)
	3,102	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(48,612)	(48,612)
	7,313	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(112,995)	(112,995)
	6,794	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(136,047)	(136,047)
	5,665	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(110,653)	(110,653)
	5,665	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(103,523)	(103,523)
	5,650	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(102,826)	(102,826)
	5,675	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(103,122)	(103,122)
	3,400	03/20/26	1.376%(A)	1 Day SOFR(2)(A)	—	(60,414)	(60,414)
	1,135	03/20/26	1.378%(A)	1 Day SOFR(2)(A)	—	(20,125)	(20,125)
	5,642	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(99,670)	(99,670)
A76

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	5,640	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	$—	$(97,843)	$(97,843)
	1,344	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	12,312	30,064	17,752
	1,758	09/21/27	2.000%(A)	1 Day SOFR(2)(A)	409	(24,002)	(24,411)
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	128,770	128,770
	405	09/21/32	2.000%(A)	1 Day SOFR(2)(A)	(732)	(5,573)	(4,841)
	1,180	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	43,447	43,447
	1,325	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	47,694	47,694
	661	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	23,362	23,362
	1,560	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	55,070	55,070
	1,435	03/20/34	1.406%(A)	1 Day SOFR(1)(A)	—	82,286	82,286
	1,200	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	64,676	64,676
	1,195	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	63,658	63,658
	1,200	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	63,145	63,145
	1,200	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	62,001	62,001
	1,191	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	61,433	61,433
	1,195	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	61,311	61,311
	720	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	36,577	36,577
	240	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	12,047	12,047
ZAR	97,500	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(2,990)	(273,608)	(270,618)
ZAR	21,000	11/05/31	7.625%(Q)	3 Month JIBAR(2)(Q)	(144)	(18,187)	(18,043)
ZAR	28,448	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	20,150	9,942	(10,208)
					$1,301,066	$(5,514,070)	$(6,815,136)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	203,649	09/15/26	2.632%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$281,080	$—	$281,080	JPMorgan Chase Bank, N.A.
CNH	8,645	12/15/26	2.422%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(548)	—	(548)	BNP Paribas S.A.
CNH	5,628	12/15/26	2.518%(Q)	7 Day China Fixing Repo Rate(2)(Q)	3,310	—	3,310	Citibank, N.A.
CNH	6,431	03/16/27	2.475%(Q)	7 Day China Fixing Repo Rate(2)(Q)	5,469	—	5,469	Bank of America, N.A.
CNH	9,117	03/16/27	2.679%(Q)	7 Day China Fixing Repo Rate(2)(Q)	15,544	—	15,544	JPMorgan Chase Bank, N.A.
CNH	8,559	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	140	—	140	Standard Chartered Bank
KRW	5,395,803	12/15/26	1.725%(Q)	3 Month KWCDC(2)(Q)	(199,577)	—	(199,577)	Goldman Sachs International
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(33,900)	(82)	(33,818)	HSBC Bank PLC
					$71,518	$(82)	$71,600

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A77

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	3/31/23	78,143	$—	$—	$—
iBoxx USD Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	6/20/22	18,060	428,321	—	428,321
U.S. Treasury Bond(T)	1 Day USOIS +5bps(T)	Goldman Sachs International	5/03/22	2,023	(152,362)	—	(152,362)
					$275,959	$—	$275,959
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A78